REGISTRATION NO. 333-14927
                                                      REGISTRATION NO. 811-7883

- ------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       Pre-Effective Amendment No.......

                        Post-Effective Amendment No. 1

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 1

                                   ICON Funds
               (Exact Name Of Registrant As Specified In Charter)

             1793 KINGSWOOD DRIVE, SUITE 200, SOUTHLAKE, TEXAS 76092
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (817) 431-2197

                              Kenneth Trumpfheller
             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
                     (Name and Address of Agent for Service)

                                  With copy to:
                        Charles W. Lutter, Jr., Attorney
                   103 Canyon Oaks, San Antonio, TX 78232-1305

APPROXIMATE  DATE  OF  PROPOSED  OFFERING:

It is proposed that this filing will become effective:

/ X / immediately upon filing pursuant to paragraph (b)

/   / on (date) pursuant to paragraph (b)

/   / 60 days after filing pursuant to paragraph (a)(1)

/   / on (date) pursuant to paragraph (a)(1)

/   / 75 days after filing pursuant to paragraph (a)(2)

/   / on (date) pursuant to paragraph (a)(2) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933.



EXHIBIT INDEX ON PAGE .......

                                   ICON FUNDS

                              CROSS REFERENCE SHEET
                                    FORM N-1A
                                   ICON FUNDS

                              CROSS REFERENCE SHEET
                                    FORM N-1A

ITEM                       SECTION IN PROSPECTUS



1..........................Cover Page
2..........................Summary of Fund Expenses
3..........................   Financial Highlights
4..........................The Trust, Investment Objective and Strategies,
 ...........................Investment Policies and Techniques and Risk
 ...........................Considerations
5..........................Management of the Fund
5A.........................None
6..........................Cover Page, Dividends and Distributions, Taxes,
 ...........................The Trust
7..........................How to Invest in the Fund, Share Price
 ...........................Calculation
8..........................How to Redeem Shares
9..........................None



ITEM                       SECTION IN STATEMENT OF ADDITIONAL INFORMATION

10.........................Cover Page
11.........................Table of Contents
12.........................Description of the Trust

13.........................Investment Restrictions, Additional Information
 ...........................About Fund Investments and Risk Considerations
14.........................Trustees and Officers
15.........................Administrative Services, The Investment
 ...........................Adviser
16.........................The Investment Adviser, Custodian, Transfer
 ...........................Agent, Independent Accountants and Counsel,
 ...........................Administrative Services
17.........................Portfolio Transactions
18.........................Description of the Trust
19.........................Determination of Share Price
20.........................Tax Status
21.........................Distributor
22.........................Calculation of Performance Data
23.........................Financial Statements

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                                     PART A

                                   PROSPECTUS
- ------------------------------------------------------------------------------

                                   ICON FUNDS

                                   PROSPECTUS


                                 August 19, 1997



     U.S. EQUITY FUNDS                         INTERNATIONAL EQUITY FUNDS
ICON Basic Materials Fund                    ICON  Asia Region Fund
ICON Capital Goods Fund                      ICON South  Pacific Region Fund
ICON Consumer Cyclicals Fund                 ICON North Europe Region Fund
ICON Consumer Staples Fund                   ICON South Europe Region Fund
ICON Energy Fund                             ICON Western Hemisphere Fund
ICON Financial Services Fund
ICON Healthcare Fund
ICON Leisure Fund                                 FIXED INCOME FUND
ICON Technology Fund                          ICON Short-Term Fixed Income Fund
ICON Telecommunication & Utilities Fund
ICON Transportation Fund


                 C/O MERIDIAN INVESTMENT MANAGEMENT CORPORATION
                       12835 EAST ARAPAHOE ROAD, TOWER II
                            ENGLEWOOD, COLORADO 80112

               FOR INFORMATION, SHAREHOLDER SERVICES AND REQUESTS:
                                1-800-764-0442


This prospectus presents information that a prospective investor should know about the various series of the ICON Funds (the "Trust"). Each Fund is a portfolio of the Trust, a non-diversified, open-end management investment company ("Fund" or collectively the "Funds"). The Funds are designed for use by institutional money managers who have discretionary authority to direct investments on behalf of the beneficial owners of fund shares. The Short-Term Fixed Income Fund objective is to attain high current income consistent with preservation of capital. The other Funds are designed to provide long-term capital appreciation with respect to the sectors selected by the money managers; and, a Fund may not contain significant assets at times when money managers place client funds in other sectors. The Trust will report performance of each Fund. Investors should consider the performance of their investment adviser independent of fund performance.


Shares of the Funds are offered on a "no-load" basis which means there are no sales charges or commissions. The Funds are distributed by AmeriPrime Financial Securities, Inc.



     A Statement of Additional Information dated August 19, 1997 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement is available free from ICON Funds upon written request at the address set forth above or by calling 1-800-764-0442.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR, HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

PROSPECTUS SUMMARY.............................................................3

SUMMARY OF FUND EXPENSES.......................................................6
FINANCIAL HIGHLIGHTS...........................................................7
         U.S. Equity Funds.....................................................7
         International Equity Funds............................................8
         Fixed Income Fund................................................... 9
INVESTMENT OBJECTIVE AND STRATEGIES...........................................10
         U.S. Equity Funds....................................................10
                  ICON Basic Materials Fund...................................10
                  ICON Capital Goods Fund.....................................10
                  ICON Consumer Cyclicals Fund................................11
                  ICON Consumer Staples Fund..................................11
                  ICON Energy Fund............................................11
                  ICON Financial Services Fund................................11
                  ICON Healthcare Fund........................................12
                  ICON Leisure Fund...........................................12
                  ICON Technology Fund........................................12
                  ICON Telecommunication & Utilities Fund.....................13
                  ICON Transportation Fund....................................13

         International Equity Funds...........................................13
                  ICON Asia Region Fund.......................................14
                  ICON South  Pacific Region Fund.............................15
                  ICON North Europe Region Fund...............................17
                  ICON South Europe Region Fund...............................19
                  ICON Western Hemisphere Fund................................21

         Fixed Income Fund....................................................22
                  ICON Short-Term Fixed Income Fund...........................22

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS....................22

TYPES OF INVESTMENT RISK......................................................26

RISKS OF INTERNATIONAL INVESTING..............................................27

SPECIAL CONSIDERATIONS........................................................28

HOW TO INVEST IN THE FUND.....................................................29

HOW TO REDEEM SHARES..........................................................30

HOW TO MAKE EXCHANGES.........................................................31

SHARE PRICE CALCULATION.......................................................31


DIVIDENDS AND TAXES...........................................................31


THE TRUST.....................................................................33

MANAGEMENT OF THE FUNDS.......................................................32

PERFORMANCE INFORMATION.......................................................34

                               PROSPECTUS SUMMARY

The information summarized below is qualified in its entirety by the more detailed information set forth below in this Prospectus.



The Trust..................................  ICON  Funds  (the  "Trust")  is  an
                                             open-end   management    investment
                                             company.  It  is  registered  as an
                                             investment    company   under   the
                                             Investment  Company Act of 1940, as
                                             amended (the "1940 Act"). The Trust
                                             consists  of,  and on a  continuous
                                             basis issues,  redeemable shares of
                                             numerous separate,  non-diversified
                                             portfolios  each of  which  has its
                                             own   investment   objectives   and
                                             policies  (commonly  referred to as
                                             "mutual funds"). The portfolios are
                                             designed  to serve a wide  range of
                                             investor needs.

The Funds..................................  The  following  Funds  are  offered through this Prospectus:

                                             U.S. EQUITY FUNDS

                                             ICON Basic Materials Fund
                                             ICON Capital Goods Fund
                                             ICON Consumer Cyclicals Fund
                                             ICON Consumer Staples Fund
                                             ICON Energy Fund
                                             ICON Financial Services Fund
                                             ICON Healthcare Fund
                                             ICON Leisure Fund
                                             ICON Technology Fund
                                             ICON Telecommunication & Utilities
                                             Fund
                                             ICON Transportation Fund

                                             INTERNATIONAL EQUITY FUNDS
                                             ICON Asia Region Fund
                                             ICON South  Pacific Region Fund
                                             ICON North Europe Region Fund
                                             ICON South Europe Region Fund
                                             ICON Western Hemisphere Fund


                                             FIXED INCOME FUND
                                             ICON Short-Term Fixed Income Fund

U.S. Equity Funds -- Investment............. The  investment  objective  of  the
Objective                                    U.S.  Equity  Funds  is to  provide
                                             long-term   capital   appreciation.
                                             Each  Fund  seeks  to  achieve  its
                                             objective by investing primarily in
                                             equity securities, including common
                                             stock  and  securities  convertible
                                             into common stock of U.S. issuers.

International Equity Funds -- Investment.... The  investment  objective  of  the
Objective                                    International  Equity  Funds  is to
                                             provide      long-term      capital
                                             appreciation.  Each  Fund  seeks to
                                             achieve its  objective by investing
                                             primarily   in  equity   securities
                                             including    common    stocks   and
                                             securities  convertible into common
                                             stocks of foreign issuers.

Fixed Income Fund -- Investment............. The  investment  objective  of  the
Objective                                    Fixed  Income  Fund  is to  provide
                                             high current income consistent with
                                             the preservation of capital.

The Investment Advisor.....................  Meridian   Investment    Management
                                             Corporation,  12835  East  Arapahoe
                                             Road,    Tower    II,    Englewood,
                                             Colorado,    ("Meridian"   or   the
                                             "Advisor")  has  been  selected  to
                                             serve as the investment  advisor to
                                             carry   out  the   investment   and
                                             reinvestment of the Funds' assets.

The Investment Sub-Advisor.................  Wellington Management Company, LLP,
                                             75    State     Street,     Boston,
                                             Massachusetts          ("Wellington
                                             Management"  or the  "Sub-Advisor")
                                             has been  retained  to serve as the
                                             Sub-Advisor to the Short-Term Fixed
                                             Income Fund.

The Administrator..........................  The  Fund has  retained  AmeriPrime
                                             Financial  Services,  Incorporated,
                                             1793  Kingswood  Drive,  Suite 200,
                                             Southlake,  Texas, ("AmeriPrime" or
                                             the    "Administrator")    as   the
                                             administrator  to manage the Funds'
                                             business affairs.


Purpose of theTrust......................    Meridian  is a sponsor of the Funds
                                             offered  by  this  prospectus.  The
                                             Funds   were    created   so   that
                                             investment   advisory   clients  of
                                             Meridian   and   other    similarly
                                             situated  investment advisers would
                                             have  available  to  them  no  load
                                             sector  funds  focusing on selected
                                             industries  or  countries;  so that
                                             the  investment  advisers  may move
                                             money  freely from sector to sector
                                             on behalf of their clients  without
                                             the  limitations  imposed  by  many
                                             fund groups  where large  movements
                                             of money in and out of a fund could
                                             disrupt  portfolio  management  and
                                             performance;    and   to    provide
                                             Meridian     investment    advisory
                                             clients    portfolio     management
                                             services   with   lower   aggregate
                                             costs.

Who May Purchase Fund Shares...............  The  Funds  were   established   to
                                             provide  broadly  based  investment
                                             opportunities  in various  domestic
                                             sectors  and in the  main  security
                                             markets of the world for investment
                                             portfolios  managed by professional
                                             fiduciaries   such   as   trustees,
                                             investment   advisers   and   other
                                             persons and institutions  acting in
                                             a fiduciary capacity. The Funds are
                                             designed to enable  fiduciaries  to
                                             comply    with   the   rule    that
                                             investments   made  by  fiduciaries
                                             should be  selected  with the care,
                                             skill  and  caution  that  would be
                                             exercised by a prudent person based
                                             on   their    clients    investment
                                             objectives.

Special Consideration......................  Shares   of  the   Funds   are  not
                                             directly  available  to the public,
                                             only  through  these   professional
                                             advisers/fiduciaries.    In    this
                                             regard,  investors  should be aware
                                             that  a  Fund   may   not   contain
                                             significant  assets  at times  when
                                             money  managers  place their client
                                             funds  in  other  sectors.  To  the
                                             extent  an  investor  remains  in a
                                             Fund  without  significant  assets,
                                             that  investor's  holding  would be
                                             exposed      to      bearing      a
                                             proportionately  greater portion of
                                             the    Fund's    expenses    and/or
                                             distributions,  potentially eroding
                                             the investment  and/or exposing the
                                             investor  to  additional  taxes  in
                                             respect to the distributions.

The Distributor............................  AmeriPrime  Financial   Securities,
                                             Inc. 1793  Kingswood  Drive,  Suite
                                             200,  Southlake , Texas  ("AFSI" or
                                             the  "Distributor")  has  agreed to
                                             act    as    Distributor    as   an
                                             accommodation   for  the  Trust  in
                                             connection  with acting as agent in
                                             the   various   states   and   with
                                             clearing promotional materials with
                                             appropriate regulatory authorities.

How to Purchase Funds Shares...............  There  is no  sales  charge  on the purchase of Fund shares. Shares may
                                             be  purchased  by  contacting   the
                                             Trust's     Transfer    Agent    at
                                             1-800-764-0442.     Shares  of  any
                                             Funds may be  purchased  at the net
                                             asset    value   per   share   next
                                             determined  after  receipt  of  the
                                             purchase order. The minimum initial
                                             investment  in each Fund is $50,000
                                             and    the    subsequent    minimum
                                             investment amount is $100.  Subject
                                             to the minimum  investment  amount,
                                             shares  may  also be  purchased  by
                                             exchange.

Redemptions................................  Shares  may  be  redeemed  directly from a Fund at the net asset  value
                                             per  share  next  determined  after
                                             receipt of the  redemption  request
                                             in good order.

Exchange Privilege.........................  Shares   of   the   Funds   may  be
                                             exchanged  for  shares  of  certain
                                             other funds  managed by the Advisor
                                             at  the  net   asset   value   next
                                             determined  after  receipt  of  the
                                             exchange request.

Shareholder Communication..................  Each   shareholder   will   receive
                                             annual  and   semi-annual   reports
                                             containing  financial   statements,
                                             and  a  statement  confirming  each
                                             share    transaction.     Financial
                                             statements   included   in   annual
                                             reports  will  be  audited  by  the
                                             Trust's  independent   accountants.
                                             Where     possible,     shareholder
                                             confirmations      and      account
                                             statements  will   consolidate  all
                                             ICON   Funds    holdings   of   the
                                             shareholder.

Special Risk Considerations................  International    investments   pose
                                             additional risks including currency
                                             exchange rate fluctuation, currency
                                             revaluation and political risks.

Transfer Agent and Custodian...............  Firstar Trust Company, Incorporated
                                             is  located  at 615  East  Michigan
                                             Street, Milwaukee, Wisconsin 53202.

THE PROSPECTUSES OF THE FUNDS ARE COMBINED IN THIS PROSPECTUS. EACH FUND OFFERS ONLY ITS OWN SHARES, YET IT IS POSSIBLE THAT A FUND MIGHT BECOME LIABLE FOR A MISSTATEMENT IN THE PROSPECTUS OF ANOTHER FUND. THE TRUSTEES OF THE TRUST HAVE CONSIDERED THIS IN APPROVING THE USE OF A COMBINED PROSPECTUS.

                            SUMMARY OF FUND EXPENSES


     The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in a Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. In light of the short period of time from the commencement of operations to present, management believes the estimates to be appropriate. The example should not be considered a representation of future Fund performance or expenses, both of which may vary from the example.


Shareholders should be aware that each Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund.


THE TABLES DO NOT REFLECT THE PAYMENT OF ANY ADDITIONAL FEES AN INVESTOR WILL PAY TO THE PROFESSIONAL ADVISER/FIDUCIARY RESPONSIBLE FOR THE INVESTORS PURCHASE OF FUND SHARES. SUCH FEES SHOULD BE CONSIDERED ALONG WITH FUND AND OTHER EXPENSES INCURRED BY THE INVESTOR.


                                                             ICON
                                              ICON      International       ICON
                                          U.S. Equity       Equity    Short-Term Fixed
Shareholder Transaction Expenses             Funds           Funds       Income Fund
- --------------------------------           -----           -----          ----
  Sales Load Imposed on Purchases             None           None           None
  Deferred Sales Load                         None           None           None
  Redemption Fees                             None           None           None
  Exchange Fees                               None           None           None

Annual Fund Operating Expenses
(as a percentage of average net assets)
  Management Fees                            1.00%           1.00%         0.65%
  Other Expenses                             0.45%           0.65%         0.45%
Total Fund Operating Expenses                1.45%           1.65%         1.10%


The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Funds.

HYPOTHETICAL EXAMPLE OF EFFECT OF FUND EXPENSES

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and redemption at the end of each time period:

              Fund                          1 Year                  3 Years
              ----                          ------                  -------
ICON U.S. Equity Funds                       $ 15                    $ 47
ICON International Equity Funds              $ 17                    $ 54
ICON Fixed Income Fund                       $ 12                    $ 36

                              FINANCIAL HIGHLIGHTS
                        ICON Basic Materials Fund (Unaudited)

     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from May 5, 1997 (coomencement of operations) through June 30, 1997 have not been audited. The Financial Highlights should be read in conjunction with the unaudited financial statements and notes thereto included in the Statement of Additional Information ("SAI"). In addition to the data set forth below, futher information about the performance of the Fund is contained in the SAI which may be obtained without charge.

Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                      $10.00
                                                      -------------
Income from investment operations:
  Net investment income                                      0.00
  Net realized and
   unrealized gain (loss)                                   (0.27)
                                                      -------------
Total from investment operations                            (0.27)
Less Distributions:
  From net investment income                                 0.00
                                                      -------------
Net asset value,
  end of period                                             $9.73
                                                      =============

Total Return                                                (2.70)%**
                                                      =============

Ratios:
Net assets, end of period (000's)                          $47,004
                                                      =============
Ratio of expenses to
  average net assets                                        1.4500%*
                                                      =============
Ratio of net investment income to
  average net assets                                         .1520%*
                                                      =============
Portfolio turnover rate                                    30.4060%
                                                      =============
Average commission rate per share                       $   0.0490
                                                      =============

*    Annualized
**  Total Returns for periods less than one year are not annualized


                              FINANCIAL HIGHLIGHTS
                        ICON Healthcare Fund (Unaudited)

     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from February 25, 1997 (commencement of operations) through June 30, 1997 have not been audited. The Financial Highlights should be read in conjunction with the unaudited financial statements and notes thereto included in the SAI. In addition to the data set forth below, futher information about the performance of the Fund is contained in the SAI which may be obtained without charge.
Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                               $10.00
                                                                 -----------
Income from investment operations:
  Net investment income                                               0.00
  Net realized and
  unrealized gain (loss) on investments                               1.08
                                                                 -----------
Total from investment operations                                      1.08
                                                                 -----------
Less Distributions From:
 Net investment income                                                0.00
                                                                 -----------
Net asset value,
  end of period                                                     $11.08
                                                                 ===========

Total Return                                                         10.80%**
                                                                 ===========

Ratios:
Net assets, end of period (000's)                                  $76,066
                                                                 ===========
Ratio of expenses to
  average net assets                                                 1.450%*
                                                                 ===========
Ratio of net investment loss to
  average net assets                                               -.7870%*
                                                                 ===========
Portfolio turnover rate                                             13.2950%
                                                                 ===========
Average commission rate per share                                  $0.0440

                                                                 ===========
*    Annualized
**  Total Returns for periods less than one year are not annualized

                              FINANCIAL HIGHLIGHTS
                          ICON Leisure Fund (Unaudited)
     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from May 11, 1997 (commencement of operations) through June 30, 1997 have not been audited. The Financial Highlights should be read in conjunction with the unaudited financial statements and notes thereto included in the SAI. In addition to the data set forth below, futher information about the performance of the Fund is contained in the SAI which may be obtained without charge.

Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                               $10.00
                                                                 -----------
Income from investment operations:
  Net investment income                                               0.00
  Net realized and
  unrealized gain (loss) on investments                               0.44
                                                                 -----------
Total from investment operations                                      0.44
                                                                 -----------
Less Distributions From:
 Net investment income                                                0.00
                                                                 -----------
Net asset value,
  end of period                                                     $10.44
                                                                 ===========

Total Return                                                          4.40%**
                                                                 ===========

Ratios:
Net assets, end of period (000's)                                  $34,872
                                                                 ===========
Ratio of expenses to
  average net assets                                                 1.450%*
                                                                 ===========
Ratio of net investment income to
  average net assets                                               0.3111%*
                                                                 ===========
Portfolio turnover rate                                            0.0000%
                                                                 ===========
Average commission rate per share                                 $0.0400

                                                                 ===========
*    Annualized
**  Total Returns for periods less than one year are not annualized

                              FINANCIAL HIGHLIGHTS
                          ICON Technology Fund (Unaudited)
     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from February 20, 1997 (commencement of operations) through June 30, 1997 have not been audited. The Financial Highlights should be read in conjunction with the unaudited financial statements and notes thereto included in the SAI. In addition to the data set forth below, futher information about the performance of the Fund is contained in the SAI which may be obtained without charge.
Selected Per Share Data and Ratios
Net asset value,
  beginning of period                                               $10.00
                                                                 -----------
Income from investment operations:
  Net investment income                                              (0.01)
  Net realized and
  unrealized gain (loss) on investments                               0.86
                                                                 -----------
Total from investment operations                                      0.85
                                                                 -----------
Less Distributions From:
 Net investment income                                                0.00
                                                                 -----------
Net asset value,
  end of period                                                     $10.85
                                                                 ===========

Total Return                                                          8.50%**
                                                                 ===========

Ratios:
Net assets, end of period (000's)                                  $36,889
                                                                 ===========
Ratio of expenses to
  average net assets                                                 1.4500%*
                                                                 ===========
Ratio of net investment loss to
  average net assets                                                -0.1680%*
                                                                 ===========
Portfolio turnover rate                                             11.8470%
                                                                 ===========
Average commission rate per share                                   $0.0370

                                                                 ===========
*    Annualized
**  Total Returns for periods less than one year are not annualized
                            FINANCIAL HIGHLIGHTS
                      ICON Transportation Fund (Unaudited)
     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from May 11, 1997 (commencement of operations) through June 30, 1997 have not been audited. The Financial Highlights should be read in conjunction with the unaudited financial statements and notes thereto included in the SAI. In addition to the data set forth below, futher information about the performance of the Fund is contained in the SAI which may be obtained without charge.
Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                               $10.00
                                                                 -----------
Income from investment operations:
  Net investment income                                               0.01
  Net realized and
  unrealized gain (loss) on investments                               0.78
                                                                 -----------
Total from investment operations                                      0.79
                                                                 -----------
Less Distributions From:
 Net investment income                                                0.00
                                                                 -----------
Net asset value,
  end of period                                                     $10.79
                                                                 ===========

Total Return                                                          7.90%**
                                                                 ===========

Ratios:
Net assets, end of period (000's)                                  $18,634
                                                                 ===========
Ratio of expenses to
  average net assets                                                 1.4500%*
                                                                 ===========
Ratio of net investment income to
  average net assets                                                 0.4895%*
                                                                 ===========
Portfolio turnover rate                                              9.0570%
                                                                 ===========
Average commission rate per share                                   $0.0370

                                                                 ===========
*    Annualized
**  Total Returns for periods less than one year are not annualized

                              FINANCIAL HIGHLIGHTS
                        ICON Asia Region Fund (Unaudited)
     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from February 26, 1997 (commencement of operations) through June 30, 1997 have not been audited. The Financial Highlights should be read in conjunction with the unaudited financial statements and notes thereto included in the SAI. In addition to the data set forth below, futher information about the performance of the Fund is contained in the SAI which may be obtained without charge.
Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                               $10.00
                                                                 -----------
Income from investment operations:
  Net investment income                                               0.00
  Net realized and
  unrealized gain (loss) on investments                               1.32
                                                                 -----------
Total from investment operations                                      1.32
                                                                 -----------
Less Distributions From:
 Net investment income                                                0.00
                                                                 -----------
Net asset value,
  end of period                                                     $11.32
                                                                 ===========

Total Return                                                         13.20%**
                                                                 ===========

Ratios:
Net assets, end of period (000's)                                  $62,456
                                                                 ===========
Ratio of expenses to
  average net assets                                                 1.6500%*
                                                                 ===========
Ratio of net investment loss to
  average net assets                                                -0.1209%*
                                                                 ===========
Portfolio turnover rate                                              119.40%
                                                                 ===========
Average commission rate per share                                   $0.0110

                                                                 ===========
*    Annualized
**  Total Returns for periods less than one year are not annualized


                              FINANCIAL HIGHLIGHTS
                    ICON North Europe Region Fund (Unaudited)
     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from February 19, 1997 (commencement of operations) through June 30, 1997 have not been audited. The Financial Highlights should be read in conjunction with the unaudited financial statements and notes thereto included in the SAI. In addition to the data set forth below, futher information about the performance of the Fund is contained in the SAI which may be obtained without charge.
Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                               $10.00
                                                                 -----------
Income from investment operations:
  Net investment income                                               0.07
  Net realized and
  unrealized gain (loss) on investments                               0.49
                                                                 -----------
Total from investment operations                                      0.56
                                                                 -----------
Less Distributions From:
 Net investment income                                                0.00
                                                                 -----------
Net asset value,
  end of period                                                     $10.56
                                                                 ===========

Total Return                                                          5.60%**
                                                                 ===========

Ratios:
Net assets, end of period (000's)                                  $46,459
                                                                 ===========
Ratio of expenses to
  average net assets                                                 1.6500%*
                                                                 ===========
Ratio of net investment income to
  average net assets                                                 2.3357%*
                                                                 ===========
Portfolio turnover rate                                              9.289%
                                                                 ===========
Average commission rate per share                                   $0.1040

                                                                 ===========
*    Annualized
**  Total Returns for periods less than one year are not annualized


                              FINANCIAL HIGHLIGHTS
                    ICON South Europe Region Fund (Unaudited)
     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from February 21, 1997 (commencement of operations) through June 30, 1997 have not been audited. The Financial Highlights should be read in conjunction with the unaudited financial statements and notes thereto included in the SAI. In addition to the data set forth below, futher information about the performance of the Fund is contained in the SAI which may be obtained without charge.
Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                               $10.00
                                                                 -----------
Income from investment operations:
  Net investment income                                               0.12
  Net realized and
  unrealized gain (loss) on investments                               0.58
                                                                 -----------
Total from investment operations                                      0.70
                                                                 -----------
Less Distributions From:
 Net investment income                                                0.00
                                                                 -----------
Net asset value,
  end of period                                                     $10.70
                                                                 ===========

Total Return                                                          7.00%**
                                                                 ===========

Ratios:
Net assets, end of period (000's)                                  $18,936
                                                                 ===========
Ratio of expenses to
  average net assets                                                 1.6500%*
                                                                 ===========
Ratio of net investment income to
  average net assets                                                 4.9925%*
                                                                 ===========
Portfolio turnover rate                                               8.797%
                                                                 ===========
Average commission rate per share                                   $0.0100

                                                                 ===========
*    Annualized
**  Total Returns for periods less than one year are not annualized

                              FINANCIAL HIGHLIGHTS
                  ICON Short-Term Fixed Income Fund (Unaudited)
     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from February 9, 1997 (commencement of operations) through June 30, 1997 have not been audited. The Financial Highlights should be read in conjunction with the unaudited financial statements and notes thereto included in the SAI. In addition to the data set forth below, futher information about the performance of the Fund is contained in the SAI which may be obtained without charge.
Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                               $10.00
                                                                 -----------
Income from investment operations:
  Net investment income                                               0.17
  Net realized and
  unrealized gain (loss) on investments                               0.00
                                                                 -----------
Total from investment operations                                      0.17
                                                                 -----------
Less Distributions From:
 Net investment income                                               (0.16)
                                                                 -----------
Net asset value,
  end of period                                                     $10.01
                                                                 ===========

Total Return                                                          1.70%**
                                                                 ===========

Ratios:
Net assets, end of period (000's)                                  $164,928
                                                                 ===========
Ratio of expenses to
  average net assets                                                 1.100%*
                                                                 ===========
Ratio of net investment income to
  average net assets                                                  4.15%*
                                                                 ===========
Portfolio turnover rate                                              0.000%
                                                                 ===========

*    Annualized
**  Total Returns for periods less than one year are not annualized

                       INVESTMENT OBJECTIVE AND STRATEGIES

                                U.S. EQUITY FUNDS

The investment objective of each U.S. Equity Fund is to provide long-term capital appreciation. Each Fund seeks to achieve its objective by investing primarily in equity securities, including common stock and securities convertible into common stock of U.S. issuers.

Each U.S. Equity Fund focuses on a particular investment area. Under normal circumstances, at least 65% of the total assets of each Fund will be invested in securities of companies principally engaged in its particular named industry sector. For the purposes of these policies, a company is considered to be "principally engaged" in business activities in a specific sector if at least 50% of its assets, gross income or net sales are derived from activities in such sector, or at least 50% of its assets are dedicated to the production of revenues from such sector. In circumstances where, based on available financial information, a question exists as to whether or not a company meets one of these standards, the Fund may invest in the securities of such a company only if Meridian determines, after review of information describing the company and its business activities, that the company's primary business is within the sector. The remainder of the Fund's assets may be invested in debt securities of companies in the sector and/or equity and debt securities of companies outside of the sector if, in the opinion of Meridian, such securities stand to benefit from developments in the sector.

Each U.S. Equity Fund is comprised of industry-specific "baskets" of securities which are subsets of such sector, examples of which are provided below under each fund's description. Each industry basket will encompass a sample of stocks from Meridian's approved list for such industry. In selecting and weighting companies for inclusion in each basket, Meridian ordinarily looks for several of the following characteristics: high growth; healthy balance sheet; pricing flexibility; strong management; liquidity; and generally operating characteristics which will enable the companies to compete successfully in their respective markets. Based on its proprietary research and investment methods, Meridian may, from time to time, add, delete, or replace a company within a basket.

Investment selection and weighting of baskets within each Fund are based on industry attractiveness. In attempting to determine industry attractiveness, Meridian uses its proprietary valuation model to analyze its universe of individual stocks based on the following factors: historical and estimated future earnings; long-term earnings growth projections; risk; current and future interest rate conditions; and current price. Meridian then groups stocks into their representative industry classifications in order to determine those industries Meridian deems to be attractive relative to other industries.

The U.S. Equity Funds are non-diversified, and each may invest up to 25% of its total assets in the securities of one issuer. However, no Fund may invest more than 5% of its total assets in securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. As a result, investments in the equity funds may involve greater risks than investments in other types of mutual funds.

ICON BASIC MATERIALS FUND - Industry  baskets  include,  but are not limited to:
Construction; Containers; Gold; Mining; Metal/Aluminum; Paper & Forest Products; and Steel. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Basic Materials Fund that are deemed to be attractive relative to other industries in the sector.

Many companies in the basic materials sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of these materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. In addition, the environment services industry can be impacted by legislation, government regulations, and enforcement policies. As regulations are developed and enforced, companies may be required to alter or cease production of a product or service.

The price of precious metals is affected by broad economic and political conditions. For example, the price of gold and other precious metal mining securities can face substantial short-term volatility caused by international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, or trade restrictions between countries. Since much of the world's gold reserves are located in South Africa, the social and economic conditions there can affect gold and gold-related companies located elsewhere. The price of precious metals is closely tied to broad economic and political conditions.

ICON  CAPITAL  GOODS FUND - Industry  baskets  include,  but are not limited to:
Chemicals; Building Materials; Conglomerates; Electrical Equipment; Engineering & Construction; Heavy Duty Truck & Parts; Machine Tools; Machinery (Diversified); Manufacturing; and Pollution Control/Environment. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Capital Goods Fund that are deemed to be attractive relative to other industries in the sector.

Companies in the chemical processing field are subject to intense competition, product obsolescence, and significant government regulation. As regulations are developed and enforced, such companies may be required to alter or cease production of a product, to pay fines, or to pay for cleaning up a disposal site. In addition, chemical companies face unique risks associated with handling hazardous products.

The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels, which is influenced by an individual company's profitability, and broader issues such as interest rates and foreign competition. The industry may also be affected by economic cycles, technical progress, labor relations, and government regulations.

ICON CONSUMER CYCLICALS FUND - Industry baskets include, but are not limited to:
Hardware & Tools; Home-building/Manufactured Housing; Household Furnishings & Appliances; Photograph/Imaging; Retail-General/Department Stores; Retail-Specialty; retail-Specialty Apparel; Shoes; Textile-Apparel Manufacturers; and Toys. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Consumer Cyclicals Fund that are deemed to be attractive relative to other industries in the sector.

The success of consumer product manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can affect the demand for, and success of, consumer products in the marketplace.

ICON CONSUMER STAPLES FUND - Industry  baskets include,  but are not limited to:
Beverages; Cosmetics; Distributors-Consumer Products; Foods; Household/Housewares; Retail-Drug; Retail-Food Chains; and Tobacco. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Consumer Staples Fund that are deemed to be attractive relative to other industries in the sector.

The success of retailing companies is closely tied to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success is often tied to its ability to anticipate changing consumer tastes. In addition, the agriculture/food industry is impacted by supply and demand, which may be affected by demographic and product trends, and by food fads, marketing campaigns, and environmental factors. In the U.S., the agricultural products industry is subject to regulation by numerous government agencies.

ICON  ENERGY  FUND  -  Industry  baskets  include,   but  are  not  limited  to:
Oil-Domestic and International Integrated; Oil-Equipment & Drilling; Oil-Exploration & Production; and Natural Gas. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Energy Fund that are deemed to be attractive relative to other industries in the sector.

Securities of companies in the energy field are subject to changes in value and dividend yield which depend largely on the price and supply of both conventional and alternative energy sources. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other regulatory policies of domestic and foreign governments.

ICON FINANCIAL SERVICES FUND - Industry baskets include, but are not limited to:
Banks; Financial Services; Insurance Property Casualty; Insurance-Life/Multi-line; Investment Banks/Brokerage Firms; Personal Loans; Real Estate Investment Trusts; and Savings & Loan Companies. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Financial Services Fund that are deemed to be attractive relative to other industries in the sector.

Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of services offered, loans and other financial commitments permitted, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Insurance companies are subject to severe price competition and may be impacted by events or trends such as natural catastrophes, mortality rates, or recessions. Similarly, as the services offered by banks expand, banks are becoming more exposed to well-established competitors. This exposure has also increased due to the erosion of historical distinctions between regional banks and other financial institutions. With respect to brokerage firms, changes in regulations, brokerage commission structure, stock and bond market activity, and the competitive environment, combined with the operating leverage inherent in companies in these industries, can produce erratic returns over time. (Under the 1940 Act and SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.) Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted, this could significantly impact the industry and the Fund.

Companies in the real estate industry are subject to a variety of factors such as government spending on housing subsidies, public works, and transportation facilities, as well as changes in interest rates, consumer confidence and spending, taxation, demographic patterns, the level of new and existing home sales, and other economic activity.

ICON  HEALTHCARE  FUND -  Industry  baskets  include,  but are not  limited  to:
Biotechnology; Healthcare Delivery; Healthcare Drugs (Pharmaceuticals); and Medical Equipment & Devices. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Healthcare Fund that are deemed to be attractive relative to other industries in the sector.

The demand for health care services should increase as the population ages. However, studies have shown the ability of health care providers to curtail unnecessary hospital stays and reduce costs. These changes could alter the health care industry, focusing it more on home care, and placing less emphasis on inpatient revenues as a source of profit. The health care industry is subject to government regulation and approval of products and services, which could have a significant effect on price and availability. Moreover, federal and state governments provide a substantial percentage of revenues to health are service providers. These sources are subject to extensive governmental regulation, and appropriations are a continued source of debate. The types of products or services produced or provided by a particular company may quickly become obsolete. Similarly, biotechnology companies are affected by patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements. In addition, many of these companies may not offer products yet and may have persistent losses or erratic review patterns.

ICON  LEISURE  FUND  -  Industry  baskets  include,  but  are  not  limited  to:
Broadcasting/Cable;       Hotel-Motel;      Leisure      Time/Recreation/Gaming;
Publishing-Newspapers; Publishing/Printing; and Restaurants. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Leisure Fund that are deemed to be attractive relative to other industries in the sector.

Securities of the companies in the leisure industry may be considered speculative and generally exhibit greater volatility than the overall market. Many companies have unpredictable earnings due, in part, to changing consumer tastes and intense competition. The industry has reacted strongly to technological developments and to the threat of government regulations. Some of the companies in these industries are undergoing significant change because of federal deregulation of cable and broadcasting. As a result, competitive pressures are intense and the stocks are subject to increased price volatility.

ICON  TECHNOLOGY  FUND -  Industry  baskets  include,  but are not  limited  to:
Communication-Equipment/Manufacturing; Computer Software & Services; Computer Systems; Electronics-Defense/Instrumentation; Electronics-Semiconductors; and Office Equipment & Supplies. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Technology Fund that are deemed to be attractive relative to other industries in the sector.

Competitive pressures and changing domestic and international demand may have a significant effect on the financial condition of companies in the computer industry. Companies in the industry spend heavily on research and development and are sensitive to the risk of product obsolescence. Competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. Products or services provided by these industries may be in the development stage and can face risks such as failure to obtain financing or regulatory approval, intense competition, product incompatibility, consumer preference, and rapid obsolescence.

ICON TELECOMMUNICATION & UTILITIES FUND - Industry baskets include, but are not limited to: Cellular; Electric, Gas and Water Utilities; and Telecommunications. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Telecommunication & Utilities Fund that are deemed to be attractive relative to other industries in the sector.

Energy service firms are affected by supply and demand both for their specific product or service, and for energy products in general. The price of oil and gas, exploration and production spending, governmental regulation, world events and economic conditions will likewise affect the performance of these companies.

Public utility stocks have traditionally produced above-average dividend income, but the Fund's investments are based on growth potential. The gas and electric public utilities industries may be subject to broad risks resulting from governmental regulation, financing difficulties, supply and demand of services or fuel, and special risks associated with energy and atmosphere conservation. The Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.

Companies in the telecommunications field may range from traditional local and long-distance telephone service or equipment providers, to companies involved in new technologies such as cellular telephone or paging services. Telephone operating companies are subject to both federal and state regulations governing rates of return and services that may be offered. Many companies in the industry fiercely compete for market share. Although telephone companies usually pay an above average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

ICON  TRANSPORTATION  FUND - Industry baskets  include,  but are not limited to:
Aerospace/Defense; Automobiles; Airlines; Railroads; and Truckers. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those industry baskets within the Transportation Fund that are deemed to be attractive relative to other industries in the sector.


Profitability in these industries is substantially influenced by competition within the industry, domestic and foreign economies and government regulation, and the price of fuel. The airline industry is still feeling the effects of deregulation. In addition, the automotive industry is highly cyclical and companies in the industry may suffer periodic operating losses. While most of the major participants in the transportation sector are large, financially strong companies, some are smaller with a non-diversified product line or customer base.


                           INTERNATIONAL EQUITY FUNDS

The investment objective of each International Equity Fund is to provide long-term capital appreciation. Each Fund seeks to achieve its objective by investing primarily in equity securities including common stocks and securities convertible into common stocks of foreign issuers.

Each International Equity Fund focuses on a particular geographic region of the world. Under normal circumstances, at least 65% of the total assets of each Fund will be invested in securities of companies principally engaged in the business activities in its particular named geographic region. For the purposes of these policies, a company is considered to be "principally engaged" in business activities in a specific region if, in the opinion of Meridian, it has one or more of the following characteristics: (i) its principal securities trading market is in that region; (ii) the company derives at least 50% of its annual revenue from either goods produced, sales made, or services performed in that region; or (iii) the company is operating in and is organized under the laws of, or has its principal offices in, a country in that region. In circumstances where, based on available financial information, a question exists whether a company meets one of these standards, the Fund may invest in the securities of such a company only if Meridian determines, after review of information describing the company and its business activities, that the company's primary business is within the region. The remainder of the Fund's assets may be invested in debt securities of companies in the region and/or equity and debt securities of companies outside of the region if, in the opinion of Meridian, such securities stand to benefit from developments in the region. The International Equity Funds do not have a policy to concentrate in a particular industry or group of industries.


Each International Equity Fund is comprised of country-specific "baskets" of securities which are subsets of such region, examples of which are provided in each Fund's description. Each of these country baskets will encompass a sample of stocks from Meridian's approved list for its respective country. In selecting and weighting companies for inclusion in each basket, Meridian ordinarily looks for several of the following characteristics: high growth; healthy balance sheet; pricing flexibility; strong management; liquidity; and acceptable operating characteristics which will enable the countries to compete successfully in their respective markets. Based on its proprietary research and investment methods, Meridian may, from time to time, add, delete, or replace a company within a basket.

Investment selection and weighting of baskets within each Fund are based on country attractiveness. In attempting to determine country attractiveness, Meridian uses its proprietary valuation model to analyze its universe of individual stocks based on the following factors: historical and estimated future earnings; long-term earnings growth projections; risk; current and future interest rate conditions; and current price. Meridian then groups stocks into their representative country classifications in order to determine those countries Meridian deems to be attractive relative to other countries.

The International Equity Funds are non-diversified, and each Fund may invest up to 25% of its total assets in the securities of one issuer. As a result, investments in these Equity Funds may involve greater risks than investments in other types of mutual funds.


ICON ASIA REGION FUND - May include, but is not limited to, baskets of securities from the following countries: Japan; Korea; China; Hong Kong; and Taiwan. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those country baskets within the Asia Region Fund that are deemed to be attractive relative to other countries in the region.



China is a nation in Eastern Asia bordering the South China Sea. Based on 1995 estimates, China has a population of 1.2 billion. Gross domestic product for 1995 has been reported to be US$502.1 billion according to "U.S.-China trade and investment data" by the office of the Chinese Economic Area. China's main trading partners are Hong Kong, Japan, Taiwan, United States, Germany and South Korea. Primary industries include iron and steel, coal, machine building, armaments, chemical fertilizers, consumer durables, automobiles, consumer electronics and telecommunications. Growth expectations for gross domestic product reach 11.8%. The currency is the Chinese Yuan with an exchange rate as of 1995 measuring Y8.44=US$1. The Chinese government continues its move to a more open economy under Communist rule. State approval is required for projects over $30 million. The 1995 current account surplus has been measured at $16.5 billion according to the Economist Intelligence Unit.

The standard rate of withholding for dividends is 10%. However, there is currently no withholding tax in China. The tax has been suspended indefinitely since October, 1993. Capital gains may be taxed at a 10% rate; however, capital gains taxes have also been suspended indefinitely since October, 1993.

Hong Kong is located off the coast of China bordering the South China Sea. Based on 1995 census data, Hong Kong's population is 6.06 million. Principal exports to the United States are machinery, precious metals and stones, plastics, optical and surgical instruments, meat and vehicles. Gross domestic product in 1995 was US$143.74 billion or approximately US$23,700 per capita. Growth expectations for gross domestic product in 1996 and 1997 are 4.8% and 5.1%, respectively. The national currency is the Hong Kong Dollar with an exchange rate as of November 1, 1996, measured at HK$7.73=US$1. The value of the Stock Exchange of Hong Kong Limited is greater than 100% of the Hong Kong gross domestic product.

There are no dividend or capital gains taxes in Hong Kong. However, if profits arise from trading an investment that was held for speculative reasons, a 17.5% tax rate may be levied.


Hong Kong was transferred from the status of British territory to the rule of The People's Republic of China on July 1, 1997. Hong Kong is now considered a special administrative region with its own law for another fifty years under a government imposed by China.


JAPAN is a country located off the east coast of Asia. Based on 1994 census data, Japan has a population of 124.96 million. Electrical and electronic equipment, automobiles, machinery and chemicals are the major industries. Gross domestic product in 1995 was US$4960.7 billion and is expected to grow by 3.7% in 1996 and by 2.0% in 1997. The currency is the Japanese Yen with an exchange rate as of November 1, 1996, measured at (Y)113.74=US$1. There are eight stock exchanges in Japan along with an over-the-counter market. The market in Japan is divided into three sections. The First Section trades in the largest and most active stocks. This section accounts for 95% of total market capitalization. The Second Section trades in those issues which have lower turnover than the First Section, which are newly quoted on the exchange or which would otherwise be traded over-the-counter. The Third Section consists of foreign stocks. These are traded over-the-counter. The Japanese current account surplus for the 12 months ended August, 1996, is US$77.2 billion.

Dividends are withheld at a standard rate of 20%. Capital gains are not taxed unless the holding is at least 25% of a company's shares and at least 5% of the position is sold. Here, the tax liability is 18%.

SOUTH KOREA, bordering the Sea of Japan and theYellow Sea, lies in Eastern Asia on the southern half of the Korean peninsula. Based on 1994 census data, South Korea has a population of 44.45 million. Electronics, auto production, chemicals, shipbuilding, steel, textiles, clothing, footwear and food processing are the major industries. Gross domestic product in 1994 is estimated to be US$508.3 billion according to Central Intelligence Agency Publications. The currency is the Korean Won with an exchange rate as of 1995 measured at W790.48=US$1. The export-oriented economy has grown dynamically with the help of a entrepreneurial society. Korea's main trading partners are the United States, Japan and the countries of the European Union. The 12 month current account deficit as of August, 1996, measured US$16.0 billion.

Dividends are withheld at a standard rate of 25%. An additional 10% surtax is levied. Capital gains realized by a foreign investor from South Korean securities are taxed at an 11% rate. Where there is an identifiable purchase price, taxes may be withheld at the lower of 11% of sale proceeds or 27.5% of the gain.

TAIWAN is an Eastern Asian nation off the southeastern coast of China. Based on 1995 estimates, Taiwan has a population of 21.5 million. Electronics, textiles, chemicals, clothing, food processing, plywood, sugar milling, cement, shipbuilding and petroleum refining constitute the major industries. Gross domestic product is expected to grow at a rate of 6.0% in 1996 and 5.8% in 1997, according to the Bank of Ireland Treasury Group. The currency is the Taiwan Dollar with an exchange rate as of November 1, 1996, measured at T$27.54=US$1.

Dividends are withheld at a rate of 20% if invested through an approved foreign investment company. The full local withholding tax is 25%. Capital gains are currently not taxable although the government has recently made proposals to reimpose the tax.

Taiwan's major trading partners are the United States, Hong Kong, Japan and the European Union countries. The 12 month current account surplus as of the second quarter of 1996, measured US$7.7 billion.

ICON SOUTH PACIFIC REGION FUND - May include, but is not limited to, baskets of securities from the following countries: Australia; Indonesia; Malaysia; New Zealand; and Singapore. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those country baskets within the South Pacific Region Fund that are deemed to be attractive relative to other countries in the region.

AUSTRALIA is located in the South Pacific. Based on 1995 census data, Australia has a population of 18.5 million. Gross domestic product in 1995 was US$347.9 billion or US$18,805 per capita. Growth expectations for gross domestic product in 1996 and 1997 are 3.8% and 3.2% respectively. Mining, industrial and transportation equipment, food processing, chemicals and steel are included in Australia's major industries. The currency is the Australian Dollar which has a November 1, 1996, exchange rate of AUD$1.26=US$1. Australia houses seven stock exchanges with the Sydney and Melbourne being the largest regionally. The Australian Stock Exchange is the national exchange. All seven are subject to the Securities Industry Act.

Dividends are generally paid semi-annually. Unfranked dividends are subject to 30% tax withholding. Dividends are considered franked if they are paid out of profits already subject to the corporate income tax of 39%. Capital gains are not taxed if they result from an equity holding of less than 10% of a public company. Otherwise, capital gains are taxed at 33%.

Australia is the world's largest producer of wool. Leading trading partners are the United States, New Zealand and Japan. Principal exports to the United States from Australia include aircraft and associated equipment, computers (ADP equipment), computer parts and accessories and measuring instruments. The trailing 12 month current account deficit measured US$14.5 billion as of August, 1996.

INDONESIA is a nation in Southeastern Asia that sits as an archipelago between the Indian and Pacific Oceans. Based on 1995 estimates, Indonesia has a population of 203.5 million. Agriculture accounts for 21% of gross domestic product. Indonesia was once the world's largest rice importer. The country is now nearly self-sufficient. Petroleum and natural gas, textiles, mining, cement, chemical fertilizers, plywood, food and rubber are other important industries to the Indonesian economy. Gross domestic product in 1995 was US$167 billion as estimated by the Indonesian Embassy. The currency is the Indonesian Rupiah with a 1995 exchange rate of Rp2203.6=US$1.

Dividends are withheld at a standard rate of 20%. Capital gains are taxed at a rate of 0.10%. The 12 month current account deficit as of the first quarter of 1996, measured US$6.9 billion.

MALAYSIA is located in Southeastern Asia as a peninsula and the northern one-third of the island of Borneo. Based on 1994 census data, Malaysia has a population of 19.65 million. Singapore, the United States and Japan are major trading partners. Commodity exports of the nation include electronic equipment, petroleum, palm oil, wood, rubber and textiles. Gross domestic product is expected to grow by 8.3% in 1996 and by 8.1% in 1997. The currency is the Malaysian Ringitt with an exchange rate as of November 1, 1996, measured at M$2.53=US$1. Malaysia has experienced rapid development with the help of foreign investment. The potential for damaging inflation is present but fiscal and monetary policies are closely monitored by the government. The 12 month current account deficit as of 1995, measured US$6.8 billion.

Markets have been regulated under the Securities Industry Act as of 1983. The main board of the Kuala Lumpur Stock Exchange houses large issues. A second board was established in 1988 to handle smaller companies. There is no dividend withholding tax in Malaysia. However, Malaysian residents receive a corporate tax credit attached to dividends at a rate of 30%. Non-resident Malaysians may see a 30% charge on gross dividends. This is not a withholding tax, it is a deduction of tax credits. Capital gains may be levied on a disposal of real estate company shares up to 20%. Otherwise, capital gains are not taxable in Malaysia.

NEW ZEALAND consists of two islands located in the South Pacific. Based on 1995 census data, New Zealand has a population of 3.54 million. Major exports to the United States are: aircraft, data processing equipment, fertilizers, telecommunications equipment, scientific instruments, polymers, petroleum products, books and sound recordings. Gross domestic product in 1995 was US$59.2 billion or approximately US$16,700 per capita. The currency is the New Zealand Dollar with an exchange rate as of November 1, 1996, measured at NZ$1.41=US$1. The current account deficit for New Zealand in 1995 measured US$994 million.

Dividends are withheld at a standard rate of 30%. Investors holding a voting interest of less than 10% in a dividend paying company are entitled to a partial refund of the imputed tax credit. Imputed tax credits are given on dividends made out of income that has suffered corporate tax at a 33% rate. The credit allowed is 35.82% of the imputed credits on the dividend.
Capital gains are not taxed.

SINGAPORE is a nation in Southeastern Asia. The country's islands fall between Malaysia and Indonesia. Based on 1995 census data, Singapore has a population of
2.99 million. Major industries include petroleum refining, electronics, oil drilling equipment, rubber processing and rubber products, processed food and beverages, ship repair, financial services, and biotechnology. Singapore acts as a center for trade. Gross domestic product in 1995 was US$120 billion according to the Singapore Department of Statistics. The currency is the Singapore Dollar with an exchange rate as of November 1, 1996, measured at S$1.41=US$1. The Stock Exchange of Singapore separated from the Kuala Lumpur Stock Exchange in 1973 but the two remained closely tied until 1989 when dual listings were terminated. The Singapore market has a strong international orientation.

There is no dividend withholding tax in Singapore. Tax credits are attached to dividends and non-Singaporean residents are not entitled to the credit. Therefore, non-residents may see a 27% tax charge on gross dividends. Capital gains are not taxable in Singapore. The 12 month capital account surplus as of the first quarter of 1996 is US$13.6 billion.


ICON NORTH EUROPE REGION FUND - May include, but is not limited to, baskets of securities from the following countries: Belgium; Denmark; Finland; Germany; Ireland; Netherlands; Norway; Sweden; and United Kingdom. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those country baskets within the North Europe Region Fund that are deemed to be attractive relative to other countries in the region.


BELGIUM is a European nation located northeast of the English Channel and southeast of the North Sea. Based on 1993 census data, Belgium has a population of 10.05 million. Gross domestic product in 1995 was US$269.2 billion. Growth expectations for gross domestic product in 1996 and 1997 are 1.2% and 2.1% respectively. Engineering and metal products, auto assembly, processed food and beverages, chemicals, basic metals, textiles, glass, petroleum and coal are the major industries.

The currency is the Belgian Franc with an exchange rate as of November 1, 1996, measured at BFr31.19=US$1. The Brussels Stock Exchange is organized as the Societe de la Bourse de Valeurs Mobileres de Bruxelles (SBVM). The Banking and Finance Commission controls the power to approve securities houses. Belgium is a multi-lingual country with Dutch and French the two official languages in Brussels. English and German are spoken often in business. Dividends are withheld at a standard rate of 25%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed in Belgium.

Belgium is a member of the European Union and Brussels houses the main offices of the European Parliament. The 12 month current account surplus as of the first quarter, 1996 is measured at US$14.9 billion.

DENMARK is located in Northern Europe. Based on 1995 census data, Denmark has a population of 5.23 million. Chief industries of the nation include food processing, machinery and equipment, textiles and clothing, chemicals, electronics, construction, furniture and other wood products and shipbuilding. Denmark is a member of the European Union. The Danish Krona is valued at an exchange rate of DKr$5.81=US$1 as of November 1, 1996. The central bank attempts to maintain a stable krona against the core European currencies. Gross domestic product in 1995 was US$175.2 billion or US$33,500 per capita. Growth expectations for gross domestic product in 1996 and 1997 are 1.6% and 2.6% respectively. The 12 month current account surplus as of July, 1996, is measured at US$1.8 billion.

Dividends are withheld at a rate of 25%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed in Denmark.

FINLAND, bordered by Norway, Sweden and Russia, is located in Northern Europe. Based on 1995 census data, Austria has a population of 5.11 million. Gross domestic product in 1995 was US$125.5 billion or approximately US$24,500 per capita. Growth expectations for gross domestic product in 1996 and 1997 are 3.2% and 3.1% respectively. Metal products, shipbuilding, forestry and wood processing, copper refining, foodstuffs, chemicals, textiles and clothing are the major industries. The currency is the Finnish Markka with an exchange rate as of November 1, 1996, measured at FM4.53=US$1.
The major industries are machinery, metals, ship building, textiles and clothing.

The only stock exchange in Finland is the Helsinki exchange. Dividends are withheld at a standard rate of 28%. Capital gains are not taxed.

Finland is a member of the European Union. The current account surplus for 1996 is expected to fall to 2.7% of gross domestic product.

GERMANY is a Western European nation bordered by Denmark, Poland, the Czech Republic, Austria, Switzerland, France, the Netherlands, Belgium and Luxembourg. Based on 1995 census data, Germany has a population of 81.64 million. Iron, steel, coal, cement, machinery, chemicals, coal, steel, ships and automobiles constitute the major industries. Gross domestic product in 1995 was US$2420.5 billion or approximately US$29,645 per capita. Growth expectations for gross domestic product in 1996 and 1997 are 1.2% and 2.4%, respectively. The currency is the German Mark with an exchange rate as of November 1, 1996, measured at DM1.51=US$1. Germany houses eight stock exchanges with the Frankfurt exchange being the largest. The need for financing is primarily filled by banking institutions. The equity market is relegated to a lesser role. There are, however, three levels of equity trading. The first is the official market where there is trading in shares of the official listings. The "semi-official" market controls trading in shares not in the official listing. Finally, there is the unofficial, over-the-counter market.

Dividends are withheld at a standard rate of 26.875%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed if they result from an equity holding of less than 25% of a public company. Otherwise, capital gains are taxed at a maximum of 45%. Germany is one of the original members of the European Common Market which eventually became the European Union. The 12 month current account deficit as of July, 1996, measured US$18.9 billion. Economic unification of East and West Germany occurred in July of 1990, with political unification following suit in October of the same year.

The REPUBLIC OF IRELAND is a European nation that occupies five-sixths of the island of Ireland, located just west of England. Based on 1995 census data, Ireland has a population of 3.58 million. Food products, textiles, chemicals, clothing, pharmaceuticals, transportation equipment, glass and crystal, brewing and machinery are the major industries of Ireland. The economy is trade dependent. Gross domestic product in 1995 was US$60.1 billion or approximately US$16,800 per capita. The currency is the Irish Pound with an exchange rate as of November 1, 1996, measured at I(pound)1.63=US$1. Ireland is a member of the European Union.

Dividends are taxed at the corporate level before distribution. The advance payment of corporation tax is currently 29.87%. There is no capital gains tax.

NETHERLANDS is located in Western Europe on the North Sea. Based on 1995 census data, Netherlands has a population of 15.45 million. Agroindustries, metal and engineering products, electrical machinery and equipment, chemicals, petroleum, fishing, construction and microelectronics constitute the major industries. Gross domestic product in 1995 was US$396.9 billion or approximately US$25,700 per capita. Growth expectations for gross domestic product in 1996 and 1997 are 2.4% and 2.6%, respectively. The currency is the Dutch Guilder with an exchange rate as of November 1, 1996, measured at NLG1.7=US$1. Trading occurs on the Amsterdam Stock Exchange although there is not a significant amount of activity. Bank financing is used extensively to fulfill capital requirements.

Dividends are withheld at a standard rate of 25%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed.

The 12 month current account deficit as of the first quarter, 1996, measured US$15.1 billion.

NORWAY is the western most country in Scandinavia, located in Northern Europe. Based on 1995 census data, Norway has a population of 4.36 million. Fishing, engineering, metals, chemicals, food processing, paper, shipbuilding and oil and gas constitute the major industries. Gross domestic product in 1995 was US$147.7 billion or approximately US$33,900 per capita. Growth expectations for gross domestic product in 1996 and 1997 are 3.0% and 2.5%, respectively. The currency is the Norwegian Krone with an exchange rate as of November 1, 1996, measured at NKr6.38=US$1.

Dividends are withheld at a standard rate of 25%. Capital gains are not taxable in Norway. The Norwegian population has opted out of the European Union. The 12 month current account surplus is expected to be at 4.25% of gross domestic product in 1996 and at 6.0% of gross domestic product in 1997 as estimated by the Bank of Ireland Group Treasury.

SWEDEN is a nation located in Northern Europe between Norway and Finland. Based on 1995 census data, Sweden has a population of 8.83 million. Iron and steel, precision equipment, wood pulp and paper products, processed food and automobiles constitute the major industries. Gross domestic product in 1995 was US$228.5 billion or approximately US$25,900 per capita. Growth expectations for gross domestic product in 1996 and 1997 are 1.4% and 2.2%, respectively. The Swedish Krona is the country's currency and, as of November 1, 1996, the exchange rate with the US Dollar measured at SKr6.56=US$1.

The Stockholm Stock Exchange is the largest exchange in Sweden. There are three markets for trading shares. The A1 list consists of the largest and most heavily traded companies. The over-the-counter market caters to small and medium sized companies. Finally, there is the unofficial parallel market which trades in unlisted shares.

Dividends are withheld at a standard rate of 30%. Capital gains are not taxable in Sweden.

Sweden is a member of the European Union(EU). Countries within the EU are Sweden's main trading partners. The 12 month current account deficit as of July, 1996, measured US$6.7 billion.

The UNITED KINGDOM is a group of islands located to the northwest of the European mainland, across the English Channel. It is comprised of England, Scotland, Wales and northern Ireland. Based on 1994 census data, the United Kingdom has a population of 58.39 million. Steel, metals, ship building, shipping, banking and insurance are some of the major industries. Gross domestic product in 1995 was US$1099.7 billion or approximately US$18,800 per capita. Growth expectations for gross domestic product in 1996 and 1997 are 2.2% and 3.4%, respectively. The currency is the British Pound with an exchange rate as of November 1, 1996, measured at (pound)1.63=US$1. The United Kingdom is the largest equity market in Europe in terms of market capitalization. There are fourteen stock exchanges in the United Kingdom which make up the International Stock Exchange. The largest is the London Stock Exchange which has the largest volume of trading in international equities in the world.

Corporations are taxed on any dividend before it is distributed. A credit is available for a refund less a 15% tax on the total distribution plus tax credit. Capital gains are not taxed in the United Kingdom.

The United Kingdom is a member of the European Union. The 12 month trailing current account deficit as of the second quarter, 1996, is measured at US$4.1 billion.


ICON SOUTH EUROPE REGION FUND - May include, but is not limited to, baskets of securities from the following countries: Austria; France; Greece; Italy; Portugal; Spain; and Switzerland. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those country baskets within the South Europe Region Fund that are deemed to be attractive relative to other countries in the region.


AUSTRIA is a Central European nation with Germany, the Czech Republic, Hungary, Italy, Slovenia and Croatia as its neighbors. Based on 1995 census data, Austria has a population of 8.05 million. Major industries include foods, iron and steel, machines, textiles, chemicals, paper and pulp, tourism, mining and autos. Gross domestic product in 1995 was US$234.2 billion or US$29,165 per capita. Growth expectations for gross domestic product in 1996 and 1997 are 1.0% and 2.0%, respectively. The currency is the Austrian Schilling with an exchange rate as of November 1, 1996, measured at ATS10.65=US$1. The Vienna Stock Exchange was established in 1771 and declared an autonomous institution by the Stock Exchange Act of 1875.

Dividends are withheld at a standard rate of 22%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed if they result from an equity holding of less than 10% of a public company. Otherwise, capital gains are taxed at a maximum of 34%.

Austria has been a member of the European Union since the beginning of 1995, and Austria's monetary policy closely tracks that of Germany. The 12 month current account deficit as of July, 1996, measured US$5.2 billion.

FRANCE is a Western European nation bordered by Belgium, Luxembourg, Germany, Switzerland, Italy and Spain. Based on 1995 census data, France has a population of 58.03 million. Steel, chemicals, textiles, automobiles, wine, perfume, aircraft and electronic equipment are the major industries. Gross domestic product in 1995 was US$1549.2 billion or approximately US$26,700 per capita. Growth expectations for gross domestic product in 1996 and 1997 are 1.1% and 2.3%, respectively. The currency is the French Franc with an exchange rate as of November 1, 1996, measured at FFr5.11=US$1. France houses seven stock exchanges but the Paris Stock Exchange handles more than 95 % of the transactions of the country.

Dividends are withheld at a rate of 25%. A tax credit is available for refund equal to 50% of the dividend. There is a further 15% tax on the total of the dividend and refund. Capital gains are not taxed if they result from an equity holding of less than 25% of a public company. Otherwise, capital gains are taxed at 16%.

France is a member of the European Union. The 12 month trailing current account surplus as of July, 1996, measured US$15.8 billion.

GREECE, bordered by the Mediterranean Sea to the south, is a nation in Southern Europe. Based on 1994 census data, Greece has a population of 10.43 million. Tourism, food and tobacco processing, textiles, chemicals, metal products, mining and petroleum constitute the major industries. Gross domestic product in 1995 was US$111.8 billion. Growth expectations for gross domestic product in 1996 and 1997 are 2.2% and 2.4%, respectively. The currency is the Greek Drachma with an exchange rate as of November 1, 1996, measured at Dr237.70=US$1. Greece is a member of the European Union. The level of the current account deficit is expected to be at 2.7% of gross domestic product in 1996 and at 3.3% of gross domestic product in 1997 according to the Bankof Ireland Group Treasury.

There is no withholding tax on dividends from profits that have been subject to the 35% corporate tax. Capital gains are not taxed in Greece.

ITALY is a nation in Southern Europe with Austria, Switzerland and France to its north. Based on 1994 census data, Italy has a population of 57.19 million. Steel, food processing, clothing, machinery, autos, textiles, shoes, machine tools and chemicals are the major industries. Gross domestic product in 1995 was US$1091.1 billion or US$18,900 per capita. Growth expectations for gross domestic product in 1996 and 1997 are .9% and 2.0%, respectively. The currency is the Italian Lira with an exchange rate as of November 1, 1996, measured at L1516.35=US$1. Italy houses nine stock exchanges with the Milan Exchange being the largest. Societa di intermediazone mobiliare (SIMs) were created in 1991 to regulate brokerage activity in the securities market. Italy's government securities market is the third largest in the world after the United States and Japan.

Dividends are withheld at a standard rate of 30%. There is an 8% surtax making the effective rate 32.4%. Capital gains are currently not taxed.

Italy is a member of the European Union. The 12 month current account surplus as of July, 1996, measured US$27.1 billion.

PORTUGAL is a Western European nation situated between Spain and the Atlantic Ocean. Based on 1995 census data, Portugal has a population of 10.8 million. Textiles and footwear, wood pulp and paper, cork, metalworking, oil refining, chemicals, fish canning, wine and tourism constitute the major industries. Gross domestic product in 1995 was US$103.2 billion or approximately US$9,500 per capita. Growth expectations for gross domestic product in 1996 and 1997 are 2.9% and 3.0%, respectively. The currency is the Portuguese Escudo with an exchange rate as of November 1, 1996, measured at Es152.97=US$1. Portugal follows a policy of keeping the Escudo stable against the Deutsche Mark and against the currencies of its other major trading partners. The countries of the European Union are the primary trading partners of Portugal. The current account deficit is expected to be 2.0% of gross domestic product in 1996 and 1.5% of gross domestic product in 1997 according to the Bank of Ireland Group Treasury. Portugal is a member of the European Union.

Dividends are withheld at a standard rate of 25%. This is reduced to 12.5% if the dividends are distributed by listed companies and any other privatized company within the first five years after share issuance. Capital gains are not taxable in Portugal.

SPAIN is a Southern European nation located southwest of France. Based on 1995 census data, Spain has a population of 39.19 million. Textiles and apparel, food and beverages, metals and metal manufactures, chemicals, shipbuilding, autos, machine tools and tourism are the major industries. Gross domestic product in 1995 was US$557.4 billion or approximately US$14,223 per capita. Growth expectations for gross domestic product in 1996 and 1997 are 2.1% and 2.8%, respectively. The currency is the Spanish Peseta with an exchange rate as of November 1, 1996, measured at Pta127.65=US$1. There are four stock exchanges in Spain with the Madrid Stock Exchange being the largest. Membership at all exchanges in Spain is restricted to stockbrokers nominated by the Ministry of Finance. Brokers must belong to the Association of Brokers in order to practice.

Dividends are withheld at a standard rate of 25%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains can be taxed at 35%. This is not current market practice.

Spain is a member of the European Union(EU). The countries of the EU are Spain's main trading partners. The 12 month current account surplus as of July, 1996, measured US$9.0 billion.

SWITZERLAND, bordered by France, Italy, Germany and Austria, is a nation located in Central Europe. Based on 1995 census data, Switzerland has a population of
7.04 million. Primary trading is conducted with the countries of Western Europe. Major commodity exports are machinery and equipment, precision instruments, metal products, foodstuffs, textiles and clothing. Gross domestic product in 1995 was US$306 billion or approximately US$43,400 per capita. Growth expectations for gross domestic product in 1996 and 1997 at -0.1% and 1.4%, respectively. The Swiss Franc is the country's currency and, as of November 1, 1996, the exchange rate with the US Dollar measured at SFr1.26=US$1. The 12 month current account surplus as of the second quarter, 1996, measured US$21.4 billion.

There are three principal exchanges in Switzerland. Under public law, the Geneva Exchange is a corporation and the Zurich and Basle exchanges are institutions. Zurich is the largest of the three. There are official, semi-official and an unofficial markets.

Dividends are withheld at a standard rate of 35%. A tax office sign off is necessary where reclamation is available. Capital gains are not taxable in Switzerland.


ICON WESTERN HEMISPHERE FUND - May include, but is not limited to, baskets of securities from the following countries: Argentina; Brazil; Canada; Chile; and Mexico. Based on Meridian's proprietary research and methodology and under normal market conditions, Meridian will actively invest and weight the Fund's assets in those country baskets within the Western Hemisphere Fund that are deemed to be attractive relative to other countries in the region.


ARGENTINA is a nation located in Southern South America between Chile and Uruguay. Based on 1995 census data, Argentina has a population of 34.59 million. Major industries include food processing, automobiles, consumer durables, textiles, chemicals, printing, metallurgy and steel. Gross domestic product in 1995 was estimated at US$295 billion. Agriculture accounts for 8% of gross domestic product. The currency is the Argentinean Peso with an exchange rate ending 1995 of P1=US$1.

Argentina benefits from an abundance of natural resources. After experiencing growing external debt and hyperinflation in the 1980's, Argentina elected President Menem who, in 1989, implemented an economic restructuring program. Argentines have reacted to this program with a repatriation of capital.
Argentina appears to be on a path of stable, sustainable growth. The 12 month current account deficit as of the first quarter of 1996 measures US$2.0 billion.

There is no withholding of dividends in Argentina. Capital gains are also not taxable.

BRAZIL is a South American nation bordering the Atlantic Ocean. Based on 1994 estimates, Brazil has a population of 156 million. Major industries include textiles, shoes, chemicals, cement, lumber, mining, steel making and machine building. Gross domestic product estimates for 1995 measured US$584 billion. The currency is the Brazilian Real with an exchange rate as of November 1, 1996, measured at R$1.03=US$1. The Real was introduced as a new currency on 1 July 1994 to help stabilize the economy. Inflation subsequently dropped from a rate of 50% a month to a rate of 3% a month through the end of 1994. The nation's natural resources are a substantial economic strength.

There is no withholding tax on dividends. Capital gains are also not taxable in Brazil. The 12 month current account deficit as of the second quarter of 1996 is US$13.4 billion.

CANADA is the second largest country in the world after Russia. The official languages are English and French. Based on 1995 census data, Canada has a population of 29.61 million. Processed and unprocessed minerals, food products, wood and paper products, transportation equipment, chemicals, fish products, petroleum and natural gas constitute the major industries. Gross domestic product in 1995 was US$564.6 billion or US$19,068 per capita. Growth expectations for gross domestic product in 1996 and 1997 are 1.7% and 3.1%, respectively. The currency is the Canadian Dollar with an exchange rate as of November 1, 1996, measured at C$1.34=US$1. Canada houses five stock exchanges across the country with the Toronto Stock Exchange being the largest.

Dividends are generally paid quarterly and withheld at a rate of 25%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed unless they result from the liquidation of greater than 25% of the issued shares of the company. In this case, gains can be taxed up to 36%.

Canada is a member of the North American Free Trade Agreement (NAFTA) with the United States and Mexico. The 12 month trailing current account deficit as of the second quarter, 1996, measured US$2.3 billion.

CHILE is located in South America, bordering the South Atlantic and the South Pacific Oceans, between Argentina and Peru. Based on 1995 census data, Chile has a population of 14.2 million. Major industries include copper, foodstuffs, fish processing, iron and steel, wood and wood products, transport equipment, cement and textiles. Copper is vital to the health of the economy. Gross domestic product in 1994 was estimated to be US$97.7 billion. The currency is the Chilean peso with an exchange rate as of September 30, 1996, measured at Ch$413.15=US$1.

Dividends are withheld at a rate of 35% plus a tax credit of 15%. Capital gains are not taxable in Chile. The 12 month current account deficit as of the second quarter, 1996, measured US$1.0 billion.

MEXICO is a nation in North America located south of the United States. Based on 1995 census data, Mexico has a population of 94.78 million. Food and beverages, tobacco, chemicals, iron and steel, petroleum, mining, textiles, clothing, autos, consumer durables and tourism are the major industries. Gross domestic product in 1995 was US$234.8 billion and is expected to grow by 2.0% in 1996 and by 3.5% in 1997. The currency is the Mexican Peso with an exchange rate as of November 1, 1996, measured at New Peso8.06=US$1. There is one stock exchange in Mexico. The Bolsa Mexicana de Valores (BMV) is located in Mexico City. Mexico is a member of the North American Free Trade Agreement (NAFTA). The Mexican current account surplus for the 12 months ended August, 1996, is US$600 million.

Dividends are not subject to withholding tax where the underlying profits have been subject to corporate tax. Otherwise the dividends are taxed at 34%. Capital gains are not taxed. Property transfers however, are taxed at a rate of 20% on the gross transfer value.

                                FIXED INCOME FUND


ICON SHORT-TERM FIXED INCOME FUND - The objective of the Short-Term Fixed Income Fund is to attain high current income consistent with preservation of capital. The Short-Term Fixed Income Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. Under normal market conditions, the Fund invests exclusively in (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving such obligations. Under normal conditions, the Fund's duration (a measure of the Fund's sensitivity to changes in interest rates) will range from half a year to one and a half years. Maximum remaining maturity of any single issue will be two years, with the exception of floating rate securities that reset at least annually.


           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions, and other factors, and because of their narrow industry focus, each Fund's performance is closely tied to and affected by its industry or foreign region. In addition, you should be aware that the Funds have no operating history. This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.


EQUITY SECURITIES. Except for the Short-Term Fixed Income Fund, each Fund may invest in equity securities, including common stocks, preferred stocks and securities convertible into common stocks, such as rights, warrants and convertible debt securities. Equity securities may be issued by either established, well capitalized companies or newly-formed, small-cap companies, and may trade on regional or national stock exchanges or in the over-the counter market.


DEBT SECURITIES. Each Fund may temporarily invest in short-term debt securities. Each Fund will limit its investment in fixed income securities to corporate debt securities and U.S. government securities. Debt securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

CORPORATE DEBT SECURITIES: Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Fund will only invest in corporate debt securities rated A or higher by Standard & Poor's Corporation or Moody's Investors Services, Inc.


U.S. TREASURY OBLIGATIONS: U.S. Treasury obligations consist of bills, notes, and bonds issued by the U.S. Treasury as well as separately traded interest and principal components parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the federal book-entry system.

U.S. TREASURY STRIPS: U.S. Treasury STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

This discount is accreted over the life of the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.


U.S. GOVERNMENT OBLIGATIONS: U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association
(GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

FOREIGN SECURITIES: Each Fund may invest in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an Advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

FORWARD FOREIGN CURRENCY CONTRACTS: Each Fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward contract") as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Fund holds foreign securities. A forward contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. A Fund will not enter into a forward contract for a term of more than one year or for purposes of speculation. Investors should be aware that hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to a Fund's limitation on investing in illiquid securities.

INDEX FUTURES CONTRACTS AND RELATED OPTIONS: In order to remain fully invested, and to reduce transaction costs, each Fund may purchase and sell index futures contracts or purchase and sell options thereon as a hedge against changes in market conditions. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar or other currency amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities are made.

PUT AND CALL OPTIONS: Each Fund may purchase and sell futures contracts and options (i) to hedge against changes in market conditions; and (ii) to provide market exposure while attempting to reduce transaction costs.

Selling (or Writing) Covered Call Options. Each Fund may sell (or write) covered call options on portfolio securities to hedge against adverse movements in the prices of these securities. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a security on or before a fixed date at a predetermined price, referred to as the strike price. If the price of the hedged security should fall or remain below the strike price, the Fund will not be called upon to deliver the security, and the Fund will retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. The hedge provided by writing covered call options is limited to a price decline in the security of no more than the option premium received by the Fund for writing the option. If the security owned by the Fund appreciates above the option's strike price, the Fund will generally be called upon to deliver the security, which will prevent the Fund from receiving the benefit of any price appreciation above the strike price.

BUYING CALL OPTIONS. Each Fund may purchase call options on securities which each Fund intends to purchase to take advantage of anticipated positive movements in the prices of these securities. Each Fund will realize a gain from the exercise of a call option if, during the option period, the price of the underlying security to be purchased increases by more than the amount of the premium paid. A Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the underlying security decreases or does not increase by more than the premium.

BUYING PUT OPTIONS. Each Fund may purchase put options on portfolio securities to hedge against adverse movements in the prices of these securities. A put option gives the buyer of the option, upon payment of a premium, the right to sell a security to the writer of the option on or before a fixed date at a predetermined price. A Fund will realize a gain from the exercise of a put option if, during the option period, the price of the security declines by an amount in excess of the premium paid. A Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the security increases or does not decrease by more than the premium.

CLOSING TRANSACTIONS. Each Fund may dispose of an option written by the Fund by entering into a "closing purchase transaction" for an identical option and may dispose of an option purchased by the Fund by entering into a "closing sale transaction" for an identical option. In each case, the closing transaction will have the effect of terminating the rights of the option holder and the obligations of the option purchaser and will result in a gain or loss to the Fund based upon the relative amount of the premiums paid or received for the original option and the closing transaction. A Fund may sell (or write) put options solely for the purpose of entering into closing sale transactions.

INDEX FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund may purchase and sell call options and purchase put options on stock indices in order to manage cash flow, reduce equity exposure, or to remain fully invested in equity securities. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar or other currency amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities are made.

LIMITATIONS. Each Fund will purchase and sell only options that are listed on a securities exchange or quoted on NASDAQ. A Fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased and written by the Fund would exceed 5% of the Fund's total assets. A Fund will not effect a futures or option transaction, if immediately thereafter, the aggregate value of the Fund's securities subject to outstanding call options would exceed 100% of the value of the Fund's total assets.

SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (often a month or more later). Each Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if is deemed advisable. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price, and Fund bears the risk of such market value fluctuations. Each Fund maintains, in a segregated account, cash, U.S. Government securities, or other high-grade portfolio securities readily convertible into cash having an aggregate value at least equal to the amount of such purchase commitments.

REPURCHASE AGREEMENTS: Each Fund may invest in repurchase agreement. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. Any repurchase transaction in which the Fund engages will require collateralization equal to at least 102% of the Seller's obligation during the entire term of the repurchase agreement. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund in connection with bankruptcy proceedings), it is the Fund's current policy to limit repurchase agreement transactions to those parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor or Sub-Advisor.


ILLIQUID AND RULE 144A SECURITIES: Each Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities include securities that have no readily available market quotations and cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Certain restricted securities that are not registered for sale to the general public, but that can be resold to dealers or institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing limitation if a liquid institutional trading market exists. The liquidity of a Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Trust's Board of Trustees has delegated to Meridian, the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the Board.


LOANS OF PORTFOLIO SECURITIES: Each Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by Meridian in response to requests of broker-dealers or institutional investors which Meridian deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and will require that proxies and other materials be provided in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. A Fund will not lend securities with an aggregate market value of more than one-third of the Fund's net assets.


                            TYPES OF INVESTMENT RISK


     CONCENTRATION RISK: The risk associated with portfolios concentrated in a particular sector or country that the entire sector or country will be negatively affected, resulting in losses greater than a portfolio not so narrowly invested would have experienced.

CORRELATION RISK: The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment).

CREDIT RISK: The risk that the issuer of a security, or the counter party to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

INFORMATION RISK: The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK: Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

     - --HEDGED: When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position which the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
     - --SPECULATIVE: To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

MANAGEMENT RISK: The risk that a strategy used by a Fund's management may fail to produce the intended result. Common to all mutual funds.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

NATURAL EVENT RISK: The risk of losses attributable to natural disasters, crop failures and similar events.


NON-DIVERSIFICATION RISK: The risk associated with non-diversified portfolios that there may be a limited number of companies each representing a larger percentage of the portfolio and, if adversely effected by some event, each would have a greater adverse effect on the portfolio than on a portfolio where assets are diversified among a larger number of companies.


OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

POLITICAL RISK: The risk of losses directly attributable to government or political actions of any sort. These actions may range from changes in tax or trade statutes to expropriation, governmental collapse and war.

VALUATION RISK: The risk that a Fund has valued certain of its securities at a higher price than it can sell them for.

                        RISKS OF INTERNATIONAL INVESTING

There can be no assurance that each Fund's investment objective will be attained. In addition, investing in securities of foreign companies generally involves greater risks than investing in securities of domestic companies.
Investors should consider carefully the following special factors before investing in a Fund.

CURRENCY RISK: The value of a Fund's foreign investments may be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency.

POLITICAL AND ECONOMIC RISK: The economies of many of the countries in which a Fund may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of a Fund's investments.

REGULATORY RISK: Foreign companies are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less public information available about foreign securities than is available about domestic securities. Foreign companies are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by a Fund may be reduced by withholding tax at the source which would reduce dividend income payable to the Fund's shareholders.

MARKET RISK: The securities markets in many of the countries in which a Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. Transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Funds seeks to mitigate the risks associated with these considerations through diversification and active professional management.

EMERGING MARKETS AND DEVELOPING COUNTRIES: Investors should also be aware that the Funds may invest in companies located within emerging or developing countries. Investments in emerging markets or developing countries involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability than those of more developed countries. Such countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that emerging markets have been more volatile than the markets of more mature economies; such markets have also from time to time provided higher rates of return and greater risks to investors. The Advisor believes that these characteristics of emerging markets can be expected to continue in the future. In addition, throughout the countries commonly referred to as the Eastern Bloc, the lack of a capital market structure or market-oriented economy and the possible reversal of recent favorable economic, political and social events in some of those countries present greater risks than those associated with more developed, market-oriented Western European countries and markets.

                             SPECIAL CONSIDERATIONS

NON-DIVERSIFIED PORTFOLIO: The Funds are non-diversified portfolios, which means that, with respect to 50% of its total assets, they may invest more than 5% of its assets in obligations of one issuer. (A diversified portfolio may not invest more than 5% of its assets in obligations of one issuer, with respect to 75% of its total assets.) Since the Funds may invest a greater percentage of their assets in securities of fewer issuers than a diversified portfolio, they may be subject to greater investment and credit risks than a diversified portfolio.


     FUNDAMENTAL POLICIES: The investment objectives of the Funds, including the concentration percentages set forth along with the objectives of the U.S. Equity Funds and the policy of the International Equity Funds not to concentrate in a particular industry , and certain of the limitations set forth in the Statement of Additional Information ("SAI") as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. Fundamental limitations set forth in the SAI include, among other things, limiting borrowing to 33 1/3% for temporary, extraordinary purposes; restricting short sales to situations where the security is owned by the Fund; restricting the acquisition of more than 10% of the voting securities of any one issuer; and limiting lending of Fund assets.

PORTFOLIO TURNOVER AND FUND ASSETS: Each Fund does not intend to purchase or sell securities for short-term trading purposes. A Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when Meridian believes that market conditions, creditworthiness factors or general economic conditions warrant such action. The portfolio turnover rate of each Fund will generally not exceed 100%. However, investment advisers will be using the various funds to accommodate their clients' needs. If the asset allocation or timing models dictate, they may move significant funds in or out of a particular fund, increasing the portfolio turnover rate. In this regard investors should be aware that a Fund may not have significant assets at a time when money managers place their client funds in other sectors which may expose remaining shareholders to higher expense ratios.


SHAREHOLDER RIGHTS: The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.

                            HOW TO INVEST IN THE FUND



     Shares of the Fund are not directly available to the public, only through professional advisers/fiduciaries. Shares of each Fund are sold on a continuous basis. An investment advisor or other fiduciary may invest any amount it chooses as often as it wishes. However, the minimum amount an investment advisor/fiduciary may place in any one ICON Fund on behalf of its clients is $50,000. Shares may also be purchased through a broker- dealer or other financial institution authorized by the Fund's distributor, and investors may be charged a fee for this service by said broker-dealer or institution.


INITIAL PURCHASE BY MAIL: You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it in proper form, together with a check (subject to the above minimum amounts) made payable to ICON Funds and sent to the address listed below. If you prefer overnight delivery, use the overnight street address listed below.

U.S. MAIL:  ICON Funds                         OVERNIGHT:  ICON Funds
            Mutual Fund Services                           Mutual Fund Services - Third Floor
            Post Office Box 701                            615 East Michigan Street
            Milwaukee, Wisconsin  53201-0701               Milwaukee, Wisconsin  53202

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment. The beneficial owners custodians will agree to provide the Trust with the states in which the beneficial owners reside at the time of purchasing shares so that the Trust will be able to comply with applicable state laws.


INITIAL PURCHASE BY WIRE: You may also purchase shares of each Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If the money is to be wired, you must call the Transfer Agent at 1-800-764-0442 for wiring instructions. You should be prepared to provide the information on the application to the Transfer Agent.


You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Funds.

ADDITIONAL INVESTMENTS: Shareholders may add to their account at any time by purchasing shares by mail or by wire according to the aforementioned wiring instructions. Shareholders should notify the Transfer Agent at 1-800-764-0442 prior to sending their wire. The remittance form which is attached to a shareholder's individual account statement should, if possible, accompany any investment made through the mail. Every purchase request must include a shareholder's account registration number in order to assure that funds are credited properly.

AUTOMATIC INVESTMENT PLAN: You may make regular investments in the Funds with the Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

TAX SHELTERED RETIREMENT PLANS: Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact your adviser for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable.

OTHER PURCHASE INFORMATION: Dividends begin to accrue after you become a shareholder. The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund, and a fee of $20 will be charged . If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A broker may charge a transaction fee for the redemption. There is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares.

REDEMPTIONS BY MAIL: You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:


                          ICON Funds
                          Mutual Fund Services
                          Post Office Box 701
                          Milwaukee, Wisconsin  53201

"Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions in excess of $25,000, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Firstar Trust Company, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

REDEMPTIONS BY TELEPHONE: If an election is made on the investment application (or subsequently in writing), you may redeem any part of your account in any Fund by calling the Transfer Agent at 1-800-764-0442. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

SPECIAL   REDEMPTION   ARRANGEMENTS:   Special   arrangements  may  be  made  by
institutional investors or on behalf of accounts established by brokers, advisers, banks or similar institutions to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Trust at 1-800-764-0442.

ADDITIONAL INFORMATION: If you are not certain of the requirements for a redemption please call the Transfer Agent at 1-800-764-0442. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

The Trust has the authority to redeem existing accounts and to refuse a potential account the privilege of having an account in the Trust if the Trust reasonably determines that the failure to so redeem, or to so prohibit, would have a material adverse consequence to the Trust and its shareholders.

Excessive short-term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Trust has reserved the right to refuse investments from shareholders who engage in short-term trading.

                              HOW TO MAKE EXCHANGES

Shares of a Fund may be exchanged for shares of any other Fund based on the respective net asset values of each Fund involved. An exchange may be made by following the redemption procedure described above under "How to Redeem Shares" or if a telephone redemption has been elected, by calling the transfer agent at 1-800-764-0442. An exchange order is treated the same as a redemption followed by a purchase and may result in a capital gain or loss for tax purposes.

                             SHARE PRICE CALCULATION

The value of an individual share in each Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New

York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of each Fund will fluctuate.

Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in Meridian's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when Meridian determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Meridian, subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Meridian believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by Meridian, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


                               DIVIDENDS AND TAXES


UNITED STATES TAXES

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By complying with the applicable provisions of the Code, a Fund will not be subject to Federal income tax on its net investment income and capital gain net income that are distributed to shareholders.

All income dividends and capital gain distributions are normally reinvested, without charge, in additional full and fractional shares of the Fund. The share price of the reinvestment will be the net asset value of the Fund shares computed at the close of business on the date the dividend or distribution is paid.

At the time of purchase, the share price of the Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any dividend or capital gain distribution paid to a shareholder shortly after a purchase of shares will reduce the per share net asset value by the amount of the distribution. Although in effect a return of capital to the shareholder, these distributions are fully taxable.

The Fund expects to distribute substantially all of its net investment income, if any, and any net realized capital gains at least once each year.

The Fund is subject to a nondeductible 4 percent excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gains net of capital losses. The Fund intends to make such distributions as may be necessary to avoid this excise tax.

Dividends from taxable net investment income and distributions of net short-term capital gains paid by the Fund are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. A portion of these dividends may qualify for the 70 percent dividends received deduction available to corporations. Distributions of net capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, and regardless of the length of time the investor has held his shares.

Each January, the Fund will report to its shareholders the Federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year. This statement will also indicate whether and to what extent distributions qualify for the 70 percent dividends received deduction available to corporations.

There is a possibility that a foreign country (e.g. China with exchange control regulations) may restrict or limit the ability of the Fund to distribute net investment income or the proceeds from the sale of its investments to its shareholders. Any such restrictions or limitations could impact the Fund's ability to meet the distribution requirements described above.

If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" for U.S. Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" it receives from the foreign corporation or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its U.S. shareholders. The Fund may also be subject to additional tax in the nature of an interest charge with respect to deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a "passive foreign investment company" will not give rise to any deduction or credit to the Fund or any shareholder. If the Fund owns shares in a "passive foreign investment company" and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the distribution requirements described above even if the Fund did not receive any income to distribute.

CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR LOSSES

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies or from the disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the currency or security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's net investment income (which includes, among other things, dividends, interest and net short-term capital gains in excess of net long-term capital losses, net of expenses) available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If section 988 losses exceed such other net investment income during a taxable year, any distributions made by the Fund could be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares. To the extent that such distributions exceed such shareholder's basis, they will be treated as a gain from the sale of shares. As discussed below, certain gains or losses with respect to forward foreign currency contracts, over-the-counter options or foreign currencies and certain options graded on foreign exchanges will also be treated as section 988 gains or losses.

Forward currency contracts and certain options entered into by the Fund may create "straddles" for U.S. Federal income tax purposes and this may affect the character of gains or losses realized by the Fund on forward currency contracts or on the underlying securities and cause losses to be deferred. Transactions in forward currency contracts may also result in the loss of the holding period of underlying securities for purposes of the 30% of gross income test. The Fund may also be required to "mark-to-market" certain positions in its portfolio (i.e., treat them as if they were sold at year end). This could cause the Fund to recognize income without having the cash to meet the distribution requirements.

FOREIGN TAXES

Income received by the Fund from sources within other countries in which the issuers of securities purchased by the Fund are located may be subject to withholding and other taxes imposed by such countries.

If the Fund is liable for foreign income and withholding taxes that can be treated as income taxes under U.S. Federal income tax principles, the Fund expects to meet the requirements of the Code for "passing-through" to its shareholders such foreign taxes paid, but there can be no assurance that the Fund will be able to do so. Under the Code, if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible for, and intends to file, an election with the Internal Revenue Service to "pass-through" to the Fund's shareholders the amount of such foreign income and withholding taxes paid by the Fund. Pursuant to this election a shareholder will be required to: (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of such foreign taxes paid by the Fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct his pro rata share of such foreign taxes in computing his taxable income or use it as a foreign tax credit against his U.S. Federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country; and
(b) the portion of dividends that represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation which is applied separately to "passive income," which includes, among other types of income, dividends and interest.

The foregoing is only a general description of the foreign tax credit under current law. Because applicability of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

The foregoing discussion relates only to generally applicable Federal income tax provisions in effect as of the date of this Prospectus. Shareholders should consult their tax advisers about the status of distributions from the Fund in their own states and localities.

                                    THE TRUST

ICON Funds (the "Trust") is an open-end management investment company, consisting of numerous separate, non-diversified portfolios each of which has its own investment objectives and policies. The portfolios are designed to serve a wide range of investor needs.

The Trust was formed September 19, 1996 as a "business trust" under the laws of the Commonwealth of Massachusetts. It is a "series" company which is authorized to issue shares without par value in separate series of the same class. Shares of numerous series have been authorized. The Board of Trustees of the Trust has the power to create additional portfolios at any time without a vote of shareholders of the Trust.

Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required, although the Trustees may authorize special meetings from time to time. Under the terms of the Master Trust Agreement, the Trustees will be a self-perpetuating body and will continue their positions until they resign, die or are removed by a written instrument signed by a least two-thirds of the Trustees, by vote of shareholders holding not less than two- thirds of the shares then outstanding of the Trust cast at any meeting called for that purpose, or by a written declaration signed by shareholders holding not less than two-thirds of the shares then outstanding.

On any matter submitted to shareholders, shares of each portfolio entitle their holder to one vote per share, irrespective of the relative net asset values of the portfolios' shares. On matters affecting an individual portfolio, a separate vote of shareholders of the portfolio is required. Each portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights, and are fully transferable, with no conversion rights.

                             MANAGEMENT OF THE FUNDS

TRUSTEES: The business affairs of each Fund are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.


     The Investment Advisor: Meridian Investment Management Corporation, 12835 East Arapahoe Road, Tower II, Englewood, Colorado 80112 under an investment advisory agreement with the Trust dated October 9, 1996, furnishes investment advice to the Trust and manages each Fund's investments. Meridian is a wholly-owned subsidiary of Meridian Management & Research Corporation ("MM&R"). Michael J. Hart and Dr. Craig T. Callahan each own 50% of MM&R. Meridian's sole business is the management of growth-oriented portfolio's and related services designed to meet the investment needs of clients including individuals, pension and profit sharing plans, foundations, endowments, public retirement systems and insurance companies. For example, Meridian provides research/recommendations to make asset allocation and industry/country allocations to Security Benefit Life for use in managing a variable annuity separate account and related mutual fund. In addition, it is sub-advisor of three portfolios of the WRL Series Fund, Inc. Meridian's value-based investment style utilizes fundamental procedures and quantitative tools developed internally.



The Advisor provides to the Trust, and to each of the Funds within the Trust, management and investment advisory services. The Advisor furnishes an investment program for each of the Funds, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of each of the Funds. With respect to the Short-Term Fixed Income Fund, investment advisory services have been delegated to the investment Sub-Advisor discussed below, subject to the general supervision and control of the Advisor and the Board of Trustees.

The investment decisions for each Fund are made by an investment committee of Meridian, which is primarily responsible for the day-to-day management of each Fund's portfolio. Dr. Craig T. Callahan is Chairman of the Investment Management Committee. He directs Meridian's investment research and analysis. Dr. Callahan has been Chief Investment Officer for the Advisor and its predecessor since 1986.


For the services provided to ICON Funds, Meridian receives a monthly fee from each Fund at an annual rate based on the fund's average daily net assets as follows:

                        Fund                   Advisory Fee Rate
                        ----                   -----------------
                  U.S. Equity Funds                    1.00%
                  International Equity Funds           1.00%
                  Fixed Income Fund                    0.65%

The Advisor pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes.

The Advisor may, from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Consistent  with the  Rules of Fair  Practice  of the  National  Association  of
Securities Dealers, Inc., and subject to its obligation of seeking best execution, Meridian may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.


THE INVESTMENT SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), 75 State Street, Boston, Massachusetts 02109, under an investment sub-advisory agreement with the Trust and the Advisor dated December 18, 1996, serves as Sub-Advisor to the Short-Term Fixed Income Fund. Wellington Management is a Massachusetts limited liability partnership of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided advisory services to investment companies since 1933 and to investment counseling clients since 1960. As of September 30, 1996, Wellington Management had investment management authority with respect to over $123 billion of assets.

John C. Keogh, Senior Vice President of Wellington Management, serves as the portfolio manager for the Short-Term Fixed Income Fund. He has been an investment professional with Wellington Management since 1983. Mr. Keogh is supported by research and other investment services provided by the professional staff of Wellington Management.

For the services provided to the Short-Term Fixed Income Fund, Wellington Management receives a quarterly fee from the Advisor at an annual rate based on the average month-end net assets of the Fund for each such calendar quarter as follows:

        Average Net Assets                          Annual Rate
        ------------------                          -----------
        On First $250 million                       0.20%
        On Next $250 million                        0.15%
        Over $500 million                           0.125%

Notwithstanding the foregoing, Wellington Management is entitled to receive from the Advisor a minimum annual fee of $100,000.


     THE ADMINISTRATOR: The Trust retains AmeriPrime Financial Services, Inc. (the Administrator") to manage the Trust's business affairs and provide the Trust with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the funds equal to an annual average rate of 0.05%, declining to 0.04% for net assets above $500 million. Employees of the Administrator act as officers of the Trust and are reimbursed for expenses associated with attending Board Meetings.


The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, an affiliate of the Administrator, to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller is an officer and principal shareholder of the Distributor and an officer of the Trust. The Distributor provides its services to the Trust for no additional or ongoing compensation. The Advisor is responsible for out of pocket expenses incurred by the Distributor.


The Trust pays all other expenses for its operations and activities. Each of the Funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any shareholder servicing agents, custodian fees, legal and auditors' expenses, brokerage commissions for portfolio transactions, the advisory fee, extraordinary expenses, expenses of shareholder and trustee meetings, expenses for preparing, printing and mailing proxy statements, reports and other communications to shareholders, and expenses of registering and qualifying shares for sale, among others.

                             PERFORMANCE INFORMATION


From time to time, in advertisements or in reports to shareholders or prospective shareholders, each of the Funds may compare its performance, either in terms of its yield, total return or its yield and total return, to that of other mutual funds with similar investment objectives and to stock or other indices. For example, a Fund may compare its performance to rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), a widely recognized independent service which monitors the performance of mutual funds; to Morningstar's Mutual Fund Values; to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index of unmanaged groups of common stock; to the Morgan Stanley Capital International Index European (Free) Portion; to the FT-SE Eurotrack 200 Index; or to the Consumer Price Index. Performance information and rankings as reported in Changing Times, Business Week, Institutional Investor, the Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money Magazine, Forbes, Fortune, Investor's Business Daily and Barron's magazine may also be used in comparing performance of the Funds. Performance comparisons shall not be considered as representative of the future performance of any Fund.

A Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. A Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.

A Fund's "yield" refers to the income generated by an investment in the Fund over a 30-day (or one month) period (which period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month or 30-day period by the maximum offering price per share on the last day of such period. This income is then "annualized". That is, the amount of income generated by the investment during that period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment.

For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio, and all recurring charges are recognized.

                                   ICON FUNDS

                       SHARES OF ELEVEN U.S. EQUITY FUNDS,
                            FIVE FOREIGN EQUITY FUNDS
                             AND A FIXED INCOME FUND
                           ARE SOLD AT NET ASSET VALUE
            WITHOUT SALES COMMISSIONS, 12b-1 FEES OR REDEMPTIONS FEES


                               Investment Advisor
                   Meridian Investment Management Corporation
                       12835 East Arapahoe Road, Tower II
                              Englewood, CO 80112

                                   Distributor
                      AmeriPrime Financial Securities, Inc.
                        1793 Kingswood Drive, Suite 200
                             Southlake, Texas 76092

                          Custodian and Transfer Agent
                           Firstar Trust Company, Inc
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                                  Administrator
                       AmeriPrime Financial Services, Inc.
                         1793 Kingswood Drive, Suite 200
                             Southlake, Texas 76092


                             Independent Accountants
                              Price Waterhouse, LLP
                       950 Seventeenth Street, Suite 2500
                             Denver, Colorado 80202


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS BEING AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND TO SELL ITS SHARES IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH STATE.

- -----------------------------------------------------------------------------
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
- -----------------------------------------------------------------------------

                                   ICON FUNDS



                       STATEMENT OF ADDITIONAL INFORMATION



                            ICON Basic Materials Fund
                             ICON Capital Goods Fund
                          ICON Consumer Cyclicals Fund
                           ICON Consumer Staples Fund
                                ICON Energy Fund
                          ICON Financial Services Fund
                              ICON Healthcare Fund
                                ICON Leisure Fund
                              ICON Technology Fund
                     ICON Telecommunication & Utilities Fund
                            ICON Transportation Fund
                              ICON Asia Region Fund

                         ICON South Pacific Region Fund
                          ICON North Europe Region Fund
                          ICON South Europe Region Fund
                          ICON Western Hemisphere Fund

                        ICON Short-Term Fixed Income Fund






     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the appropriate Fund prospectus dated August 11, 1997, (the "prospectus"), which may be obtained by writing the Transfer Agent at Mutual Funds Services, P.O. Box 701, Milwaukee, WI 53201-0701, or by calling 1-800-764-0442.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE

DESCRIPTION OF THE TRUST.......................................................3

INVESTMENT RESTRICTIONS........................................................4

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........5

RISKS OF FOREIGN INVESTING....................................................10

PORTFOLIO TRANSACTIONS........................................................12

PORTFOLIO TURNOVER............................................................13

THE INVESTMENT ADVISOR........................................................13

TRUSTEES AND OFFICERS.........................................................15

DETERMINATION OF SHARE PRICE..................................................16

CALCULATION OF PERFORMANCE DATA...............................................16
         Total Return.........................................................16
         Yield    ............................................................17
         Nonstandardized Total Return.........................................17

TAX STATUS....................................................................17
         Taxation of the Funds -- In General..................................17
         Taxation of the Funds' Investments...................................18
         Taxation of the Shareholder..........................................18
         Other Tax Considerations.............................................19

ADMINISTRATIVE SERVICES.......................................................19

CUSTODIAN.....................................................................20

TRANSFER AGENT................................................................20

INDEPENDENT ACCOUNTANTS AND COUNSEL...........................................20

DISTRIBUTOR...................................................................20

FINANCIAL STATEMENTS..........................................................20

                            DESCRIPTION OF THE TRUST

         ICON Funds (the "Trust") is an open-end management investment company and is a voluntary association of the type known as a "business trust" organized under the laws of the Commonwealth of Massachusetts. There are numerous series within the Trust, each of which represents a separate non-diversified portfolio of securities (collectively referred to herein as the "Portfolios" or "Funds" and individually as a "Portfolio" or "Fund").

         The assets received by the Trust from the issue or sale of shares of each of the Funds, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to such Fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular Fund, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

         Each share of each of the Funds represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that Fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each Fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

         The Trustees have exclusive power, without the requirement of shareholder approval, to issue series of shares without par value, each series representing interests in a separate portfolio, or divide the shares of any portfolio into classes, each class having such different dividend, liquidation, voting and other rights as the Trustees may determine, and may establish and designate the specific classes of shares of each portfolio. Before establishing a new class of shares in an existing portfolio, the Trustees must determine that the establishment and designation of separate classes would not adversely affect the rights of the holders of the initial or previously established and designated class or classes.

         As described under "The Trust" in the prospectus, under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required.  In  addition,  after  the  Trustees  were  initially  elected  by the shareholders, the Trustees became a self-perpetuating body. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940 (the "1940 Act").

         On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares). On matters affecting any individual Fund, a separate vote of that Fund would be required. Shareholders of any Fund are not entitled to vote on any matter which does not affect their Fund but which requires a separate vote of another Fund.

         Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

         Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

         Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                             INVESTMENT RESTRICTIONS

         A Fund will not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of (i) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy, or
(ii) more than 50% of the Fund's outstanding shares.

         A Fund may not

         (1)   Issue senior securities.

         (2) Borrow money, except that the Fund may borrow not in excess of 33 1/3% of the total assets of the Fund from banks as a temporary measure for extraordinary purposes.

         (3)   Underwrite the securities of other issuers.

         (4) Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities or companies which invest in real estate).

         (5) Engage in the purchase or sale of commodities or commodity contracts, except that the Funds may invest in financial and currency futures contracts and related options for bona fide hedging purposes and to provide exposure while attempting to reduce transaction costs..

         (6) Lend its assets, except that purchases of debt securities in furtherance of the Fund's investment objectives will not constitute lending of assets and except that the Fund may lend portfolio securities with an aggregate market value of not more than one-third of the Fund's net assets.

         (7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions. This restriction does not apply to bona fide hedging activity utilizing financial futures and related options.

         (8) Make short sales in situations where the security is not owned by a Fund.

         (9)   Acquire more than 10% of the voting securities of any one issuer.

         (10) With respect to 50% of a Fund, invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

The following investment restrictions may be changed by the Board of Trustees without a shareholder vote:

         A Fund may not

         (11) Invest in companies for the purpose of exercising control or management.

         (12) Hypothecate, pledge, or mortgage any of its assets, except to secure loans as a temporary measure for extraordinary purposes and except as may be required to collateralize letters of credit to secure state surety bonds.

         (13)   Invest more than 15% of its net assets in illiquid securities.

         (14)   Invest in oil, gas or other mineral leases.

         (15) In connection with bona fide hedging activities, invest more than 5% of its assets as initial margin deposits or premiums for futures contracts and provided that said Funds may enter into futures contracts and option transactions only to the extent that obligations under such contracts or transactions represent not more than 100% of a Fund's assets.


         If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

      ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques it may use, as described in the Prospectus.

         FORWARD COMMITMENTS AND REVERSE REPURCHASE AGREEMENTS. A Fund will direct its Custodian to place cash or U.S. government obligations in a separate account of the Fund in an amount equal to the commitments of the Funds to purchase or repurchase securities as a result of its forward commitment or reverse repurchase agreement obligations. With respect to forward commitments to sell securities, the Fund will direct its Custodian to place the securities in a separate account. A Fund will direct its Custodian to segregate such assets for when, as and if issued commitments only when it determines that issuance of the security is probable. When a separate account is maintained, the securities deposited in the separate account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. To the extent funds are in a separate account, they will not be available for new investment or to meet redemptions.

         Commitments to purchase securities on a when, as and if issued basis will not be recognized in the portfolio of a Fund until the Advisor determines that issuance of the security is probable. At such time, a Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily.

         Securities purchased on a forward commitment basis and subject to reverse repurchase agreements are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way; i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve a higher level of income, a Fund remains substantially fully invested at the same time that it has purchased on a forward commitment basis or entered into reverse repurchase transactions, there will be a possibility that the market value of the Fund's assets will have greater fluctuation.

         LEVERAGING. Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

         PUT AND CALL OPTIONS.  The Funds may purchase put and call options.

         PURCHASING OPTIONS. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the "strike" price. A Fund also may terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's "strike" price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying prices do not rise sufficiently to offset the cost of the option.

         WRITING OPTIONS. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the "strike" price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the "strike" price while the option is outstanding, regardless of price changes, and must continue to segregate assets to cover its position.

         If the underlying prices rise, a put writer would generally expect to profit. Although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, the writer also may profit, because it should be able to close out the option at a lower price. If the underlying prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

         Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the "strike" price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if the underlying prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the "strike" price, even if its current value is greater, a call writer gives up some ability to participate in the underlying price increases.

         COMBINED   POSITIONS.   A  Fund  may  purchase  and  write  options  in
combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one "strike" price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests.

         Options and futures prices also can diverge from the prices of their underlying instruments or precious metals, even if the underlying instruments or precious metals match the Fund's investment well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument or precious metal, and the time remaining until expiration of the contract, which may not affect the security or the precious metal prices the same way. Imperfect correlation also may result from: differing levels of demand in the options and futures markets and the securities or precious metal markets, structural differences in how options and futures and securities or precious metal are traded, or imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities or precious metal it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities or precious metals, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their "strike" prices are not close to the underlying instrument or precious metal's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions also could be impaired. In addition, one of the requirements for qualification as a regulated investment company for tax purposes in that less than 30% of the Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, the Fund may be restricted in effecting closing transactions within three months after entering into an option or futures contract.

         OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and "strike" price, the terms of over-the-counter options i.e., options not traded on exchanges ("OTC options"), generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The risk of illiquidity also is greater with OTC options, since these options generally can be closed out only by negotiation with the other party to the option.

         FOREIGN CURRENCY TRANSACTIONS. Investments in foreign companies usually involve use of currencies of foreign countries. A Fund also may hold cash and cash-equivalent investments in foreign currencies. The value of the Fund's assets as measured in U.S. dollars will be affected by changes in currency exchange rates and exchange control regulations. The Fund may, as appropriate markets are developed, but is not required to, engage in currency transactions including cash market purchases at the spot rates, forward currency contracts, exchange listed currency futures, exchange listed and over-the-counter options on currencies, and currency swaps for two purposes. One purpose is to settle investment transactions. The other purpose is to try to minimize currency risks.

         All currency transactions involve a cost. Although foreign exchange dealers generally do not charge a fee, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Commissions are paid on futures options and swaps transactions, and options require the payment of a premium to the seller.

         A forward contract involves a privately negotiated obligation to purchase or sell at a price set at the time of the contract with delivery of the currency generally required at an established future date. A futures contract is a standardized contract for delivery of foreign currency traded on an organized exchange that is generally settled in cash. An option gives the right to enter into a contract. A swap is an agreement based on a nominal amount of money to exchange the differences between currencies.

         The Fund will generally use spot rates or forward contracts to settle a security transaction or handle dividend and interest collection. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a spot rate or forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

         A Fund may use forward or futures contracts, options, or swaps when the investment manager believes the currency of a particular foreign country may suffer a substantial decline against another currency. For example, it may enter into a currency transaction to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the securities transactions and the value of securities involved generally will not be possible. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term strategy is highly uncertain.

         A Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which a Fund has (or expects to have) portfolio exposure.

         A Fund may engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and simultaneously buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked securities.

         A Fund will not enter into a currency transaction or maintain an exposure as a result of the transaction when it would obligate a Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating the transaction. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitment.

         On the settlement date of the currency transaction, a Fund may either sell portfolio securities and make delivery of the foreign currency or retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting position. It is impossible to forecast what the market value of portfolio securities will be on the settlement date of a currency transaction. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the securities are less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio securities if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The Fund will realize gains or losses on currency transactions.

         The Fund may also buy put options and write covered call options on foreign currencies to try to minimize currency risks. The risk of buying an option is the loss of premium. The risk of selling (writing) an option is that the currency option will minimize the currency risk only up to the amount of the premium, and then only if rates move in the expected direction. If this does not occur, the option may be exercised and a Fund would be required to buy the underlying currency at the loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates. All options written on foreign currencies will be covered; that is, the Fund will own securities denominated in the foreign currency, hold cash equal to its obligations or have contracts that offset the options.

         The Fund may construct a synthetic foreign currency investment, sometimes called a structured note, by (a) purchasing a money market instrument which is a note denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because the availability of a variety of highly liquid short-term U.S. dollar market instruments, or notes, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency.

         SEGREGATED ASSETS AND COVERED POSITIONS. When purchasing a stock index futures contract, selling an uncovered call option, or purchasing securities on a when-issued or delayed delivery basis, a Fund will restrict cash, which may be invested in repurchase obligations or liquid securities. When purchasing a stock index futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the market value of the futures contract and not less than the market price at which the futures contract was established. When selling an uncovered call option, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the value of securities underlying the call option and not less than the strike price of the call option. When purchasing securities on a when-issued or delayed delivery basis, the amount of restricted cash or liquid securities will be at least equal to the Fund's when-issued or delayed delivery commitments.

         The restricted cash or liquid securities will either be identified as being restricted in a Fund's accounting records or physically segregated in a separate account at Firstar Trust Company, the Fund's custodian. For the purpose of determining the adequacy of the liquid securities which have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by a Fund.

         Fund assets need not be segregated if a Fund "covers" the futures contract or call option sold. For example, the Fund could cover a futures or forward contract which it has sold short by owning the securities or currency underlying the contract. A Fund may also cover this position by holding a call option permitting the Fund to purchase the same futures or forward contract at a price no higher than the price at which the sell position was established.

         A Fund could cover a call option which it has sold by holding the same currency or security (or, in the case of a stock index, a portfolio of stock substantially replicating the movement of the index) underlying the call option. The Fund may also cover by holding a separate call option of the same security or stock index with a strike price no higher than the strike price of the call option sold by the Fund. The Fund could cover a call option which it has sold on a futures contract by entering into a long position in the same futures contract at a price no higher than the strike price of the call option or by owning the securities or currency underlying the futures contract. The Fund could also cover a call option which it has sold by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

         ILLIQUID INVESTMENTS. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of a Fund's investments and, through reports from the Advisor, the Board monitors trading activity in illiquid investments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Trust to be illiquid include repurchase agreements not entitling the holder to payments of principal and interest within seven days, over-the-counter options, and restricted securities. However, with respect to OTC options which the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. If, through a change in values, net assets or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

         RESTRICTED SECURITIES. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where the registration is required, a Fund holding restricted securities may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

                        RISKS OF INTERNATIONAL INVESTING

         POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

         RELIGIOUS, POLITICAL, AND ETHNIC INSTABILITY. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

         FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

         NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities, and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by a Foreign Region Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

         CURRENCY FLUCTUATIONS. Because each international equity Fund under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of a Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

         The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

         Although each Fund values its assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

         ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Advisor will consider such difficulties when determining the allocation of each Fund's assets, although the Advisor does not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.

         The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments, and (iii) obtaining and enforcing judgments against such custodians.

         WITHHOLDING TAXES. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured.

         SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of issuers domiciled in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

         Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

         Settlement mechanisms in emerging securities markets may be less efficient and less reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

         Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

                             PORTFOLIO TRANSACTIONS

         The Advisory Agreement between the Trust and the Advisor requires that the Advisor, in executing portfolio transactions and selecting brokers or dealers, seek the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided to the Trust and/or other accounts over which the Advisor or an affiliate of the Advisor exercises investment discretion. Under the Advisory Agreement, the Advisor is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services. The Advisor must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the Board of Trustees will review the commissions paid by each Fund of the Trust to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee of the Advisor would not be reduced by reason of its receipt of such brokerage and research services. To the extent that research services of value are provided by broker/dealers through or with whom the Trust places portfolio transactions the Advisor may be relieved of expenses which it might otherwise bear.

         The Trust may, in some instances, purchase securities that are not listed on a national securities exchange or quoted on NASDAQ, but rather are traded in the over-the-counter market. When the transactions are executed in the over-the-counter market, it is intended generally to seek first to deal with the primary market makers. However, the services of brokers will be utilized if it is anticipated that the best overall terms can thereby be obtained. Purchases of newly issued securities usually are placed with those dealers from which it appears that the best price or execution will be obtained. Those dealers may be acting as either agents or principals.

         Brokerage fees paid by the Funds for the most recent fiscal years will,
in  future  periods,   be  included  in  the  Trust's  Statement  of  Additional
Information.

         In seeking its primary investment objective of capital appreciation, a Fund may expect that it generally will hold investments for at least six months. However, if the Advisor concludes that economic, market or industry conditions warrant major adjustments in any Fund's investment positions or if unusual market conditions or developments dictate the taking of a temporary defensive position in short-term money market instruments, changes may be made without regard to the length of time an investment has been held, or whether a sale results in profit or loss, or a purchase results in the reacquisition of an investment which may have only recently been sold by the Fund.

                               PORTFOLIO TURNOVER


     The Advisor buys and sells securities for the Funds to accomplish its investment objectives. The Funds' investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. The Funds' investments may also be traded to take advantage of perceived short-term disparities in market values or yields among securities of comparable quality and maturity. A change in the securities held by a Fund is known as "portfolio turnover." It is anticipated that portfolio turnover for each fund will be equal to or less than 100%. However, the Funds are to be used by other investment advisers allocating client assets between various sectors or countries. If said advisers move client assets in and out of a Fund, that Fund's portfolio turnover rate could be significantly greater.
                             THE INVESTMENT ADVISOR


         The Trust retains Meridian Investment Management Corporation, 12835 East Arapahoe Road, Tower II, Englewood, Colorado 80112 (the "Advisor") to manage each Fund's investments. Meridian is a wholly-owned subsidiary of Meridian Management & Research Corporation ("MM&R"). Michael J. Hart and Dr. Craig T. Callahan each own 50% of MM&R, and may be deemed to control the Advisor due to his ownership of its shares and their positions as officer and directors of the Advisor. The Advisor is providing the minimum regulatory capital to the Trust and will be its controlling shareholder until the number of shares sold to others exceeds the number issued to the Advisor, which is anticipated shortly after effective registration.

         Under the terms of the Advisory Agreement, the Advisor manages the Funds' investments subject to approval of the Board of Trustees. As compensation for its management services, a Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% for the ICON U.S. Equity Funds of the average daily net assets; 1.00% for the Icon Foreign Equity Funds; 0.65% for the ICON Fixed Income Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. The Fund is responsible for the payment of all expenses incurred in connection with the organization and initial registration of shares of a Fund.


         The Trust and the Advisor, in connection with the Short-Term Fixed Income Fund, have entered into an Investment Sub-Advisory Agreement with Wellington Management Company LLP (the "Sub-Advisor") as discussed in the prospectus. The Sub-Advisor's compensation is set forth in the prospectus and is paid by the Advisor. The Fund will not be responsible for the Sub-Advisor's fee.


         The Advisor retains the right to use the name "ICON" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "ICON" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of a Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.


         The Board of Trustees (including a majority of the "disinterested Trustees") and shareholder approval was recently given for the Advisory Agreement and the Investment Sub-Advisory Agreement through to and including October 1998 and December 1998, respectively. The Agreements provide that they will continue initially for two years, and from year to year thereafter, with respect to each Fund, as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such Fund (as defined in the 1940 Act) or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

                   TRUSTEES AND OFFICERSTRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, a defined in the Investment Company Act of 1940, is indicated by an asterisk.

NAME, AGE AND ADDRESS     POSITION     PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
- ------------------------  ------------ ---------------------------------------

MICHAEL J. HART *         President    President   of  Meridian   Management   &
Age: 49                   and Trustee  Research Corporation ("MM&R"),  President
7 Sedgwick Drive                       of the Advisor, a wholly-owned subsidiary
Englewood, CO  80110                   of  MM&R,   and   President  of  Meridian
                                       Clearing   Corp.("MCC")   a  wholly-owned
                                       subsidiary of the Advisor.

CRAIG T. CALLAHAN *       Trustee      Secretary  and  Treasurer of MM&R,  Chief
Age:  45                               Investment  Officer of the  Advisor,  and
52 Glenmoor Way                        Vice President of MCC.
Englewood, CO  80110

R. MICHAEL SENTEL         Trustee      Attorney for U.S. Department of Education
Age:  48                               since  October  1996;  owner of  Sentel &
15663 Wedge Way                        Company,  P.C.  1994 to present;  Counsel
Morrison, CO  80465                    (Section Chief) of Professional Liability
                                       Section of FDIC's Litigation Division from 1991 to 1994.

JAMES W. HIRE             Trustee      Principal  of  Hire  &  Associates  since
Age:  48                               1988.
1383 Solitude Lane
Evergreen, CO  80439

KENNETH D. TRUMPFHELLER   Vice         President   of    AmeriPrime    Financial
Age:  38                  President    Services,    Inc.,   the   Administrator,
1793 Kingswood Drive      and          President   of    AmeriPrime    Financial
Suite 200                 Secretary    Securities,  Inc.,  the  Distributor, and
Southlake, Texas  76092                President &  Trustee of  AmeriPrime Funds
                                       since 1995;  Senior  Client  Executive of
                                       SEI Financial Services from 1984 to 1994.


JULIE A. FELEO            Treasurer    Secretary, Treasurer and Chief Financial
Age:  30                  Chief        Officer of AmeriPrime Financial Services,
1793 Kingswood Drive      Accounting   Inc. and AmeriPrime Financial Securities,
Suite 200                 Officer and  Inc.; Fund Reporting Analyst at Fidelity
Southlake, Texas  76092   Compliance   Investments from 1993 to 1997; Fund Acco-
                          Officer      unting Analyst at Fidelity Investments
                                       in 1993.  Prior to 1993, Accounting
                                       Manager at Windows Presentation Manager
                                       Association.


ERIK L. JONSON, CPA      Vice          Chief Financial Officer of MM&R, owner of
Age:  47                 President     Erik L. Jonson, CPA from 1986 to 1996.
9465 W. Geddes Pl.       and Chief
Littleton, CO  80112     Financial
                         Officer

         The compensation to be paid to the Trustees of the Trust is set forth in the following table:


                                             Pension or          Estimated       Total Compensation
                        Aggregate            Retirement       Annual Benefits      from Trust (the
                    Compensation from     Accrued As Part          Upon           Trust is not in a
    Name                 Trust(1)        of Fund Expenses      Retirement         Fund Complex)(1)
- -----------------   -----------------    ----------------     ---------------    ------------------
Michael J. Hart             0                    0                   0                    0
Craig T. Callahan           0                    0                   0                    0
R. Michael Sentel         $8,000                 0                   0                 $8,000
James W. Hire             $8,000                 0                   0                 $8,000
                         =======              =======             =======              =======
                         $16,000                 0                   0                 $16,000


(1) Trustee fees are Trust expenses and each fund of the Trust pays a portion of the Trustee fees. The compensation is estimated for the first full year of the Trust.



            DETERMINATION OF SHARE PRICEDETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of a Fund is determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds' securities to materially affect the net asset value. The Funds are open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN

          A Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                         n
                                   P(1+T) =ERV

                  Where:   P    =  a hypothetical $1,000 initial investment
                           T    =  average annual total return
                           n    =  number of years
                           ERV  =  ending  redeemable  value  at the  end of the
                                   applicable period of the hypothetical  $1,000
                                   investment made at the beginning of the applicable period.

         The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

     Pursuant  to Item 22 of Form N-1A the  Trust is  providing  average  annual
Total Returns for the active funds. These annualized numbers are based on periods of less than one year and should not be construed to mean the funds actual annual results will be the same.

     Fund                                       Period                        Average annual       Cumulative
                                                                               total return       total return
ICON Basic Materials Fund               May 5, 1997 to June 30, 1997             (16.34)%             (2.70)%
ICON Healthcare Fund                    February 25, 1997 to June 30, 1997        34.59                10.80%
ICON Leisure Fund                       May 11, 1997 to June 30, 1997             36.10%                4.40%
ICON Technology Fund                    February 27, 1997 to June 30, 1997        27.14%                8.50%
ICON Transportation Fund                May 11, 1997 to June 30, 1997             72.34%                7.90%
ICON Asia Region Fund                   February 26, 1997 to June 30, 1997        43.60%               13.20%
ICON North Europe Region Fund           February 19, 1997 to June 30, 1997        16.40%                5.60%
ICON South Europe Region Fund           February 21, 1997 to June 30, 1997        20.92%                7.00%
ICON Short-Term Fixed Income Fund       February 9, 1997 to June 30, 1997         44.28%                1.70%


         A Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

Yield

         A Fund may also advertise performance in terms of a 30 day yield quotation. The 30 day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                                                 6
                          YIELD = 2 [ (A - B + 1)  - 1]
                                       -----
                                         CD

       Where:   A  =  dividends and interest earned during the period
                B  =  expenses accrued for the period (net of reimbursement)
                C  =  the average daily number of shares  outstanding during the period that were entitled to receive dividends
                D  =  the  maximum  offering  price per share on the last day of the period

NONSTANDARDIZED TOTAL RETURN

         A Fund may provide the above described standard total return results for a period which ends as of not earlier than the most recent calendar quarter end and which begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under "Total Return" except that no annualization is made.

                                   TAX STATUS

TAXATION OF THE FUNDS -- IN GENERAL

         As stated in its prospectus, each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.
     To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b)for tax years beginning before August 5, 1997, derive in each taxable year through the tax year ending September 30, 1997 less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the "30% test"); and (c) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.
         The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its net capital gains for the twelve-month period ending on October 31 of the calendar year and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Funds intend to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUNDS' INVESTMENTS


         The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test, the 30% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and time rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.


TAXATION OF THE SHAREHOLDER

         Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividends during the following January. To the extent that a Fund's net investment income does not arise from dividends on domestic common or preferred stock, the Funds' distributions will not qualify for the 70% corporate dividends-received deduction.

         Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares just prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

         A shareholder of a Fund should be aware that a redemption of shares (including any exchange into another Portfolio) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long term capital gain recognized.

                            OTHER TAX CONSIDERATIONS

         Distributions to shareholders may be subject to additional state, local and non-U.S. taxes, depending on each shareholder's particular tax situation. Shareholders subject to tax in certain states may be exempt from state income tax on distributions made by a Fund to the extent such distributions are derived from interest on direct obligations of the United States Government. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in shares of a Fund.

                             ADMINISTRATIVE SERVICES

         AmeriPrime Financial Services, Inc. ("Administrator") provides day-to-day administrative services to the Trust. It provided the initial moneys for organization of the Trust, acted as initial sole shareholder, and its principal was the initial Trustee. As described in the Funds' Prospectus, the Administrator will provide the Trust with office space, facilities and simple business equipment, and will generally administer the Trust's business affairs and provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers and Trustees of the Trust if such persons are employees of the Administrator or its affiliates.

                                    CUSTODIAN

         Firstar Trust Company, Post Office Box 701, Milwaukee, Wisconsin 53201, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

                                 TRANSFER AGENT

         Firstar Trust Company, Post Office Box 701, Milwaukee, Wisconsin 53201, acts as the Funds' transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions.

                       INDEPENDENT ACCOUNTANTS AND COUNSEL

         Price Waterhouse LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, has been selected as independent accountants for the Trust for the fiscal year ending September 30, 1997. Charles W. Lutter, Jr., 103 Canyon Oaks, San Antonio, Texas 78232, is legal counsel to the Trust.

                                   DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingwood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Funds. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered on a continuous basis.

                              FINANCIAL STATEMENTS

     Included in this Statement of Additional Information are : (1) audited initial seed capital financial statements; and (2) unaudited financial statements for various of the funds of ICON Funds for the periods from thier inception to June 30, 1997. The following funds have not yet commenced operations: ICON Capital Goods Fund, ICON Consumer Staples Fund, ICON Energy Fund, ICON South Pacific Region Fund, ICON Western Hemisphere Fund.

   (1) AUDITED INITIAL SEED CAPITAL FINANCIAL STATEMENTS

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees of ICON Funds

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of ICON Short-Term Fixed Income Fund (one of the funds constituting ICON Funds, hereafter referred to as the "Fund") at December 13, 1996, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Denver, Colorado
December 13, 1996

                                      ICON SHORT-TERM FIXED INCOME FUND

                                     STATEMENT OF ASSETS AND LIABILITIES

                                              DECEMBER 13, 1996



ASSETS
Cash                                                         $ 100,000
Deferred organization costs                                     14,875
                                                             _________
Total Assets                                                 $ 114,875

LIABILITIES
Organization costs payable                                   $  14,875
                                                             _________
Net assets applicable to 10,000 shares issued and
outstanding (no par value, unlimited authorized shares)      $ 100,000
                                                             _________
Net asset value, offering and redemption price per share     $   10.00
                                                             _________
See accompanying notes to statement of assets and liabilities.

                        ICON SHORT-TERM FIXED INCOME FUND

                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 13, 1996


Note 1 - Organization and Registration

         ICON Funds (the "Trust"), a Massachusetts business trust, was established on September 19, 1996 as a non-diversified, open-end management investment company. The Trust currently has seventeen series. The Trust has been inactive since inception except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the Securities Act of 1933. The Trust's shares are not offered directly to the public, but are sold only through professional advisors and fiduciaries.

         On December 11, 1996 Meridian Investment Management Corporation ("Meridian"), the Trust's investment advisor purchased 10,000 shares of the ICON Short-Term Fixed Income Fund (the "Fund") at a net asset value of $10.00 per share.

         Estimated organization costs of $ 14,875, will be amortized on a straight line basis over 60 months.

Note 2 - Investment Advisory and Other Agreements

         Meridian serves as the Trust's investment advisor. As compensation for its services to the Trust, Meridian receives an investment advisory fee at an annual rate of 0.65% of the average daily net assets of the Fund which is accrued daily and paid monthly.

         Meridian, in its capacity as advisor to the Fund, has entered into a sub-advisory agreement with Wellington Management Company, LLP ("Wellington") to assist it in advising the Fund. Meridian will pay Wellington a fee based upon an annual rate of 0.20% on the Fund's first $250 million of the average daily net assets, 0.15% on the next $250 million of average daily net assets and 0.125% on average daily net assets over $500 million. The agreement requires a minimum fee of $100,000 annually.

         The Trust has entered into an administrative services agreement with AmeriPrime Financial Services, Inc. ("Administrator"). The administrative services agreement provides for an annual fee of 0.05% on the Fund's first $500 million average daily net assets and 0.04% on average daily net assets in excess of $500 million.

         The Trust has entered into an agreement with Firstar Trust Company ("Firstar") to provide custodial services, fund accounting and transfer agent services. The Trust pays a fee at an annual rate of 0.15% on the Fund's first $500 million average daily net assets, 0.13% on the next $500 million average daily net assets, and 0.12% on the balance average daily net assets. The Fund also pays for various out of pocket expenses that are estimated to be 0.02% of the average daily net assets.

         Certain officers and directors of Meridian are also officers and trustees of the Trust.

     (2) UNAUDITED FINANCIAL STATEMENTS


    ICON Basic Materials Fund
Schedule of Investments -  June 30, 1997 (Unaudited)

Common Stocks - 95.2%                         Shares               Value
Gold/Precious Metals Mining - 76.4%
AMAX Gold Inc. (a)                                 310,000  $         1,898,750
Barrick Gold Corp. (a)                             255,150            5,613,300
Battle Mountain Co. (a)                            675,000            3,839,063
Echo Bay Mines Ltd. (a)                            335,000            1,926,250
Freeport-McMoran                                    22,600              703,425
Getchell Gold Corp. (a)                             42,000            1,475,250
Hecla Mining Corp. (a)                             332,000            1,784,500
Homestake Mining (a)                               310,000            4,049,375
Newmont Gold Corp.                                  51,000            2,036,813
Newmont Mining Corp. (a)                           126,000            4,914,000
Pegasus Gold Inc. (a)                              200,000            1,225,001
Placer Dome Inc. (a)                               237,000            3,880,875
Stillwater Mining Co. (a)                           91,000            2,024,750
TVX Gold Inc. (a)                                  100,000              531,250
                                                             -------------------
                                                                      35,902,602
                                                             -------------------
Steel - 8.9%
Carpenter Technology                                  9,500              434,625
Cleveland-Cliffs Inc.                                 9,000              366,750
Nucor Corp. (a)                                      13,000              734,500
Oregon Steel Mills Inc.                              40,100              799,494
Quanex Corp.                                         25,000              767,188
Steel Technologies (a)                               57,000              609,188
Worthington Industries (a)                           26,000              476,125
                                                             -------------------
                                                                       4,187,870
                                                             -------------------
Metal Fabricators - 9.9%
Brush Wellman Inc. (a)                               32,600              682,563
Castle (AM) Co.                                      20,300              449,139
Commercial Metals                                    22,400              722,400
Kennametal Inc.                                      22,000              946,000
Mueller Industries (a)                               21,900              958,125
Wolverine Tube Inc. (a)                              31,800              886,426
                                                             -------------------
                                                                       4,644,653
                                                             -------------------
Total Common Stocks - (Cost $46,377,369)                      $       44,735,125
                                                             ===================

ICON Basic Materials Fund
Schedule of Investments -  June 30, 1997 (Unaudited) (Continued)


                                                 Principal              Value
Short-Term Commercial Notes - 7.4%                 Amount
American Family - 5.255%, 2/17/98                1,660,996    $       1,660,996
Johnson Controls - 5.276%, 12/30/97                846,926              846,926
Pitney Bowes - 5.255%,  2/4/98                     818,474              818,474
Warner Lambert - 5.226%, 1/29/98                    81,367               81,367
Wisconsin Electric - 5.298%, 11/30/97               95,163               95,163
                                                             -------------------
Total Short-Term Commercial Notes  (Cost $3,502,926)                  3,502,926
                                                             -------------------
Total Investments - (Cost $49,880,295)  - 102.6%                     48,238,051
Other Liabilities less other Assets - 2.6%                           (1,234,373)
                                                             ===================
Total Net Assets - 100.0%                                      $     47,003,678
                                                             ===================

Legend:
(a) Non-Income producing security

ICON Basic Materials Fund
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)

Assets
Investment in securities, at value (Cost $49,880,295)                                           $        48,238,051
Dividends receivable                                                                                          1,300
Interest receivable                                                                                           5,440
Deferred organizational costs, net of accumulated amortization of $641                                       17,774
                                                                                              ----------------------
     Total assets                                                                                        48,262,565
                                                                                              ----------------------

Liabilities
Payable for investments purchased                                                                         1,178,399
Payable to investment advisor and administrator for organizational costs                                     18,415
Accrued  investment advisory fee                                                                             37,406
Other payables and accrued expenses                                                                          24,667
                                                                                              ----------------------
     Total liabilities                                                                                    1,258,887
                                                                                              ----------------------

Net Assets                                                                                      $        47,003,678
                                                                                              ======================

Net Assets consist of:
Paid in capital                                                                                          48,272,477
Undistributed net investment gain                                                                            10,290
Accumulated net realized gain (loss) on investments                                                         363,155
Net unrealized appreciation (depreciation) of investments                                                (1,642,244)
                                                                                              ----------------------

Net Assets, for  4,829,203 shares                                                               $        47,003,678
                                                                                              ======================

Net Asset Value, Per Share

Net asset value per share  ($47,003,678/4,829,203)                                             $               9.73
                                                                                              ======================

ICON Basic Materials Fund
Statement of Operations
For the period May 5, 1997  to June 30, 1997 (Unaudited)


Investment Income
Dividend income                                                                    $            75,125
Interest income                                                                                 32,711
                                                                                  --------------------
Total  Investment Income                                                                      107,836


Expenses
Investment advisory fee                                                                        67,273
Fund accounting, custodial and transfer agent fees                                             10,091
Administration fee                                                                              3,364
Registration fees                                                                               1,000
Legal fees                                                                                        958
Amortization of deferred organizational costs                                                     641
Miscellaneous expenses                                                                         14,219
                                                                                  -----------------------
Total Expenses                                                                                 97,546
                                                                                  -----------------------

Net Investment Income (Loss)                                                                   10,290
                                                                                  -----------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                                           363,155
Change in net unrealized appreciation or depreciation on
  investment securities                                                                    (1,642,244)
                                                                                  --------------------
Net gain (loss)                                                                            (1,279,089)
                                                                                  -----------------------
Net increase (decrease) in net assets resulting
  from operations                                                                  $       (1,268,799)
                                                                                  =======================

ICON Basic Materials Fund
Statement of Changes in Net Assets
For the period May 5, 1997 (commencement of operations) to June 30, 1997 (Unaudited)

Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                                   $                 10,290
  Net realized gain (loss) on investment transactions                                             363,155
  Change in net unrealized appreciation or depreciation on
    investment securities                                                                      (1,642,244)
                                                                                   -----------------------
  Net Increase (decrease) in net assets resulting from operations                              (1,268,799)
                                                                                   -----------------------
Distributions to shareholders from:
 Net investment income                                                                                  0
                                                                                   -----------------------
Capital Share Transactions:
  Net proceeds from sale of shares                                                             49,115,554
  Shares issued in reinvestment of distributions                                                        0
  Shares redeemed                                                                                (843,077)
                                                                                   -----------------------
Net increase (decrease) in net assets resulting
  from share transactions                                                                      48,272,477
                                                                                   -----------------------
  Total increase (decrease) in net assets                                        $             47,003,678
                                                                                   =======================

Net Assets
  Beginning of period                                                                                   0
                                                                                   -----------------------
  End of period                                                                  $             47,003,678
                                                                                   =======================

Transactions in Fund Shares:
Shares
  Sold                                                                                          4,912,414
  Issued in reinvestment of distributions                                                         (83,211)
  Redeemed                                                                                              0
                                                                                   -----------------------
  Net increase (decrease)                                                                       4,829,203
                                                                                   =======================

                              FINANCIAL HIGHLIGHTS
                        ICON Basic Materials Fund (Unaudited)

     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from May 5, 1997 (ommencement of operations) through June 30, 1997 have not been audited.
Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                      $10.00
                                                      -------------
Income from investment operations:
  Net investment income                                      0.00
  Net realized and
   unrealized gain (loss)                                   (0.27)
                                                      -------------
Total from investment operations                            (0.27)
Less Distributions:
  From net investment income                                 0.00
                                                      -------------
Net asset value,
  end of period                                             $9.73
                                                      =============

Total Return                                                (2.70)%**
                                                      =============

Ratios:
Net assets, end of period (000's)                          $47,004
                                                      =============
Ratio of expenses to
  average net assets                                        1.4500%*
                                                      =============
Ratio of net investment income to
  average net assets                                         1.520%*
                                                      =============
Portfolio turnover rate                                    30.4060%
                                                      =============
Average commission rate per share                       $   0.0490
                                                      =============

*    Annualized
**  Total Returns for periods less than one year are not annualized

ICON Healthcare Fund
Schedule of Investments -  June 30, 1997 (Unaudited)

                                              Shares              Value
Common Stock - 95.8%
Diversified - 12.3%
Abbott Laboratories                                15,500$            1,034,625
American Home Products Corp.                       16,000             1,224,000
Bristol Myers Squibb                               25,250             2,045,250
Johnson & Johnson                                  20,800             1,339,001
Sierra Health Services (a)                         35,300             1,103,125
Warner Lambert Co.                                 21,100             2,621,675
                                                           ---------------------
                                                                      9,367,676
                                                           ---------------------
Drugs - 11.2%
Alpharma Inc. - CLA                                83,700             1,333,969
Forest Laboratories - CLA (a)                      44,950             1,862,617
Mylan Laboratories (a)                            126,400             1,864,400
RP Scherer /DE (a)                                 26,950             1,391,294
US Bioscience Inc.(a)                              62,400               600,600
Watson Pharmaceuticals, Inc. (a)                   34,600             1,461,850
                                                           ---------------------
                                                                      8,514,730
                                                           ---------------------
Drugs/Pharmaceuticals - 12.1%
Eli Lilly & Co.                                    21,450             2,344,754
Merck & Co.                                        21,600             2,235,600
Pfizer, Inc.                                       19,100             2,282,450
Schering-Plough Corp.                              48,000             2,298,000
                                                           ---------------------
                                                                      9,160,804
                                                           ---------------------
Healthcare/Hospital Management - 10.1%
Columbia/HCA Healthcare                           100,850             3,964,666
Tenet Healthcare Corp.                             83,650             2,472,903
Universal Health Services CLB                      32,850             1,264,725
                                                           ---------------------
                                                                       7,702,294
                                                           ---------------------
Long Term Care - 25.6%
Beverly Enterprises (a)                           109,100             1,772,876
Genesis Health Ventures, Inc. (a)                 120,700             4,073,626
Health Care & Retirement/Del (a)                   50,650             1,690,446
Healthsouth Corp (a)                               76,900             1,917,694
Horizons/CMS Healthcare Corp. (a)                  57,200             1,147,575
Integrated Health Services, Inc. (a)               65,100             2,506,350
Living Centers of America, Inc. (a)                43,300             1,710,350
Mariner Health Group, Inc.(a)                      98,000             1,512,875
Novacare, Inc.(a)                                 160,000             2,220,000
Sun Healthcare Group, Inc.                         44,700               930,319
                                                           ---------------------
                                                                     19,482,111
                                                           ---------------------
Managed Care - 18.3%
Express Scripts Inc. - CLA (a)                      50,000            2,087,501
Foundation Health Systems Corp (a)                  59,040            1,789,650
Healthcare Compare Corp. (a)                        44,000            2,304,501
Humana Inc.                                         88,500            2,046,563
Oxford Healthplans, Inc.(a)                         23,700            1,700,476
Pacificare Health Systems - CLB (a)                 24,850            1,587,294
United Healthcare Corp.                             33,650            1,749,800

ICON Healthcare Fund
Schedule of Investments - June 30, 1997 (Unaudited)(Continued)

Managed Care - continued
Wellpoint Health Network CLA                        14,100  $           646,838
                                                           ---------------------
                                                                     13,912,623
                                                           ---------------------
Special Services - 6.2%
Alza Corp. - Class A (a)                           18,700               542,300
Lincare Holdings, Inc.(a)                          26,100             1,122,300
Omnicare Inc.                                      43,100             1,352,263
Rotech Medical Corp.(a)                            83,700             1,679,231
                                                           ---------------------
                                                                      4,696,094
                                                           ---------------------
Total Common Stocks  (Cost $66,152,388)                       $      72,836,332
                                                           =====================

                                            Principal
Short Term Corporate Notes                    Amount                     Value
American Family 5.256%, 2/17/98             $      905,431  $           905,431
General Mills - 5.245%,  8/19/97                   351,356              351,356
Johnson Controls 5.276%, 12/30/97                1,050,300            1,050,300
Pitney Bowes - 5.2551%,  2/4/98                    416,000              416,000
Wisconsin Electric - 5.296%, 11/30/97              128,948              128,948
                                                           =====================
Total Short-Term Corporate Notes (Cost $2,852,035)           $        2,852,035
                                                           =====================

Total Investments (Cost $69,004,423) - 99.5%                  $      75,688,367
Other Liabilities less Other Assets - 0.5%                              377,624
                                                           =====================
Total Net Assets - 100.0%                                     $      76,065,991
                                                           =====================

Legend:
(a) Non-Income producing security

ICON Healthcare Fund
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)

Assets
Investment in securities, at value  (Cost $69,004,423)                                      $           75,688,367
Receivable for investments sold                                                                          4,020,633
Dividends receivable                                                                                        12,028
Interest receivable                                                                                          4,626
Deferred organization costs, net of accumulated amortization of $1,241                                      17,668
                                                                                              ---------------------
     Total assets                                                                                       79,743,322
                                                                                              ---------------------

Liabilities
Payable for investment purchased                                                                         3,542,690
Accrued investment advisory fee                                                                             60,295
Payable to investment advisor and administrator for organizational costs                                    18,909
Other payables and accrued expenses                                                                         55,437
                                                                                              ---------------------
                                                                                              ---------------------
     Total liabilities                                                                                   3,677,331
                                                                                              ---------------------

Net Assets                                                                                  $           76,065,991
                                                                                              =====================


Paid in capital                                                                             $           69,143,751
Accumulated net investment loss                                                                           (127,722)
Accumulated net realized gain (loss) on investments                                                        366,018
Net unrealized appreciation (depreciation) of investments                                                6,683,944
                                                                                              ---------------------

Net Assets, for  6,863,894 shares                                                           $           76,065,991
                                                                                              ---------------------
Net asset value per share ($76,065,991/6,863,894)                                           $                11.08
                                                                                              ---------------------

ICON Healthcare Fund
Statement of Operations
For the period February 25, 1997 (commencement of operations) to June 30, 1997 (Unaudited)

Investment Income
Dividend income                                                                   $               52,312
Interest income                                                                                   56,055
                                                                                     --------------------
Total Investment Income                                                                          108,367
                                                                                     --------------------


Expenses
Investment advisory fee                                                                          160,784
Fund accounting, custodial and transfer agent fee                                                 24,118
Administration fee                                                                                 8,039
Legal fees                                                                                         2,574
Insurance expense                                                                                  2,025
Shareholder reports                                                                                2,079
Amortization of deferred organizational costs                                                      1,241
Registration fees                                                                                  1,000
Trustees fees                                                                                        667
Miscellaneous expenses                                                                            33,562
                                                                                     --------------------
Total Expenses                                                                                   236,089
                                                                                     --------------------

Net Investment Income (Loss)                                                                    (127,722)
                                                                                     --------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                                              366,018
Change in net unrealized appreciation or depreciation on
  investment securities                                                                        6,683,944
                                                                                     --------------------
Net gain (loss) on investments                                                                 7,049,962
                                                                                     --------------------
Net increase (decrease) in net assets resulting
  from operations                                                                 $            6,922,240
                                                                                     ====================



ICON Healthcare Fund
Statement of Changes in Net Assets
For the period February 25, 1997 (commencement of operations) to June 30, 1997 (Unaudited)

Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                                   $               (127,722)
  Net realized gain (loss) on investment transactions                                             366,018
  Change in net unrealized appreciation (depreciation)                                          6,683,944
                                                                                   -----------------------
  Net Increase (decrease) in net assets resulting from operations                               6,922,240
                                                                                   -----------------------

Distributions to shareholders from:
 Net investment income                                                                                  0
                                                                                   -----------------------
Capital Share Transactions:
  Net proceeds from sale of shares                                                             75,809,853
  Shares issued in reinvestment of distributions                                                        0
  Shares redeemed                                                                              (6,666,102)
                                                                                   -----------------------
Net increase (decrease) in net assets resulting
  from share transactions                                                                      69,143,751
                                                                                   =======================
  Total increase (decrease) in net assets                                        $             76,065,991
                                                                                   =======================

Net Assets
  Beginning of period                                                                                   0
                                                                                   -----------------------
  End of period                                                                  $             76,065,991
                                                                                   =======================

Transactions in Fund Shares:
Shares:
  Sold                                                                                          7,518,085
  Issued in reinvestment of distributions                                                               0
  Redeemed                                                                                       (654,191)
                                                                                   -----------------------
  Net increase (decrease)                                                                       6,863,894
                                                                                   =======================

                              FINANCIAL HIGHLIGHTS
                        ICON Healthcare Fund (Unaudited)

     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from February 25, 1997 (commencement of operations) through June 30, 1997 have not been audited.
Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                               $10.00
                                                                 -----------
Income from investment operations:
  Net investment income                                               0.00
  Net realized and
  unrealized gain (loss) on investments                               1.08
                                                                 -----------
Total from investment operations                                      1.08
                                                                 -----------
Less Distributions From:
 Net investment income                                                0.00
                                                                 -----------
Net asset value,
  end of period                                                     $11.08
                                                                 ===========

Total Return                                                         10.80%**
                                                                 ===========

Ratios:
Net assets, end of period (000's)                                  $76,066
                                                                 ===========
Ratio of expenses to
  average net assets                                                 1.450%*
                                                                 ===========
Ratio of net investment loss to
  average net assets                                               -.7870%*
                                                                 ===========
Portfolio turnover rate                                             13.2950%
                                                                 ===========
Average commission rate per share                                  $0.0440

                                                                 ===========
*    Annualized
**  Total Returns for periods less than one year are not annualized

ICON Leisure Fund
Schedule of Investments -  June 30, 1997 (Unaudited)

Common Stocks -  97.6%                      Shares              Value
Broadcasting - TV, Radio, Cable - 12.9%
Comcast Corp CLA (a)                            57,000  $          1,218,376
Cox Communications CLA (a)                      45,100             1,082,400
TCA Cable TV Inc.                               31,500             1,185,188
Telecommunications New Com TCI GRPA (a)         69,100             1,027,864
                                                         --------------------
                                                                   4,513,828
                                                         --------------------

Entertainment - 13.3%

Disney (Walt) Company (a)                       14,400             1,155,600
International Family Entertainment CLB (a)      10,800               371,250
King World Productions Inc. (a)                 14,100               493,500
Regal Cinemas Inc. (a)                          16,200               534,600
Time Warner Inc. (a)                            20,000               965,000
Viacom Inc. CLA (a)                             37,600             1,106,850
                                                         --------------------
                                                                   4,626,800
                                                         --------------------
Leisure Time (Products) - 20.4%
Brunswick Corp. (a)                             31,100               971,875
Callaway Golf Co. (a)                           17,900               635,450
GTech Holdings Corp. (a)                        20,400               657,900
Harley-Davidson Inc. (a)                        25,000             1,198,438
Hasbro Inc. (a)                                 46,000             1,305,250
K2 Inc. (a)                                     19,200               608,400
Mattell Inc. (a)                                30,700             1,039,963
WMS Industries Inc. (a)                         28,300               709,269
                                                         --------------------
                                                                   7,126,545
                                                         --------------------
Restaurants - 32.6%
Applebees International Inc. (a)                46,300             1,238,525
Boston Chicken (a)                              97,100             1,359,400
Brinker International Inc. (a)                  89,000             1,268,250
CKE Restaurants Inc. (a)                        11,800               373,176
Cracker Barrell Old Country Stores (a)          43,900             1,163,350
Darden Restaurants Inc. (a)                    104,500               947,032
Lone Star Steakhouse Saloon (a)                 49,600             1,289,600
McDonalds Corp. (a)                             32,900             1,589,481
Outback Steakhouse Inc. (a)                     27,800               672,414
Wendy's International Inc. (a)                  57,800             1,499,188
                                                         --------------------
                                                                  11,400,416
                                                         --------------------

Gaming, Lottery & Parimutual - 18.3%
Circus Circus Enterprises Inc. (a)              63,300             1,558,763
Harrahs Entertainment Inc. (a)                  87,100             1,567,800
International Game Technology (a)               88,700             1,574,425
Mirage Resorts Inc. (a)                         66,500             1,679,125
                                                         --------------------
                                                                   6,380,113
                                                         --------------------
Total Common Stocks -  (Cost $33,734,236)                   $     34,047,702
                                                         ====================

ICON Leisure Fund
Schedule of Investments - June 30, 1997 (Unaudited) (Continued)

                                           Principal
Short-Term Commercial Notes - 2.4%          Amount                   Value
Johnson Controls - 5.276%,  12/30/97    $   677,090         $        677,090
Wisconsin Electric - 5.296%, 11/30/97       160,828                  160,828
                                                         --------------------
Total Short-Term Commercial Notes (Cost - $837,918)                  837,918
                                                         --------------------
Total Investments - (Cost  $34,572,154) - 100.0%                  34,885,620
Other Liabilities less other Assets - 0.0%                           (13,921)
                                                         ====================
Total Net Assets - 100%                                     $     34,871,699
                                                         ===================
Legend:
(a) Non-Income producing security

ICON Leisure Fund
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)

Assets
Investment in securities, at value (Cost $34,572,154)                                           $        34,885,620
Dividends receivable                                                                                          7,791
Interest receivable                                                                                           6,886
Deferred organizational costs, net of accumulated amortization of $575                                       17,840
                                                                                              ----------------------
     Total assets                                                                                        34,918,137
                                                                                              ----------------------

Liabilities
Payable to investment advisor and administrator for organizational costs                                     18,415
Accrued  investment advisory fee                                                                             19,483
Other payables and accrued expenses                                                                           8,540
                                                                                              ----------------------
     Total liabilities                                                                                       46,438
                                                                                              ----------------------

Net Assets                                                                                      $        34,871,699
                                                                                              ======================

Net Assets consist of:
Paid in capital                                                                                          34,567,356
Undistributed net investment loss                                                                            (9,123)
Accumulated net realized gain (loss) on investments                                                               -
Net unrealized appreciation (depreciation) of investments                                                   313,466
                                                                                              ----------------------

Net Assets, for  3,341,447 shares                                                               $        34,871,699
                                                                                              ======================

Net Asset Value, Per Share

Net asset value per share  ($34,871,699/3,341,447)                                              $            10.44
                                                                                              ======================


ICON Leisure Fund
Statement of Operations
For the period May 11, 1997 (commencement of operations) to June 30, 1997 (Unaudited)


Investment Income
Dividend income                                                                    $           13,924
Interest income                                                                                19,051
                                                                                  --------------------
Total  Investment Income                                                                       32,975


Expenses
Investment advisory fee                                                                        29,033
Fund accounting, custodial and transfer agent fees                                              4,355
Administration fee                                                                              1,452
Registration fees                                                                               1,000
Legal fees                                                                                        958
Amortization of deferred organizational costs                                                     575
Miscellaneous expenses                                                                          4,725
                                                                                  -----------------------
Total Expenses                                                                                 42,098
                                                                                  -----------------------

Net Investment Income (Loss)                                                                   (9,123)
                                                                                  -----------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                                                 0
Change in net unrealized appreciation or depreciation on
  investment securities                                                                       313,466
                                                                                  --------------------
Net gain (loss)                                                                               313,466
                                                                                  -----------------------
Net increase (decrease) in net assets resulting
  from operations                                                                  $           304,343
                                                                                  =======================



ICON Leisure Fund
Statement of Changes in Net Assets
For the period May 11, 1997 (commencement of operations) to June 30, 1997 (Unaudited)

Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                                   $                 (9,123)
  Net realized gain (loss) on investment transactions                                                   0
  Change in net unrealized appreciation or depreciation on
    investment securities                                                                         313,466
                                                                                   -----------------------
  Net Increase (decrease) in net assets resulting from operations                                 304,343
                                                                                   -----------------------
Distributions to shareholders from:
 Net investment income                                                                                  0
                                                                                   -----------------------
Capital Share Transactions:
  Net proceeds from sale of shares                                                             35,073,017
  Shares issued in reinvestment of distributions                                                        0
  Shares redeemed                                                                                (505,661)
                                                                                   -----------------------
Net increase (decrease) in net assets resulting
  from share transactions                                                                      34,567,356
                                                                                   -----------------------
  Total increase (decrease) in net assets                                        $             34,871,699
                                                                                   =======================

Net Assets
  Beginning of period                                                                                   0
                                                                                   -----------------------
  End of period                                                                  $             34,871,699
                                                                                   =======================

Transactions in Fund Shares:
Shares
  Sold                                                                                          3,390,406
  Issued in reinvestment of distributions                                                               0
  Redeemed                                                                                        (48,959)
                                                                                   -----------------------
  Net increase (decrease)                                                                       3,341,447
                                                                                   =======================

                              FINANCIAL HIGHLIGHTS
                          ICON Leisure Fund (Unaudited)
     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from May 11, 1997 (commencement of operations) through June 30,1997 have not been audited.
Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                               $10.00
                                                                 -----------
Income from investment operations:
  Net investment income                                               0.00
  Net realized and
  unrealized gain (loss) on investments                               0.44
                                                                 -----------
Total from investment operations                                      0.44
                                                                 -----------
Less Distributions From:
 Net investment income                                                0.00
                                                                 -----------
Net asset value,
  end of period                                                     $10.44
                                                                 ===========

Total Return                                                          4.40%**
                                                                 ===========

Ratios:
Net assets, end of period (000's)                                  $34,872
                                                                 ===========
Ratio of expenses to
  average net assets                                                 1.450%*
                                                                 ===========
Ratio of net investment income to
  average net assets                                               0.3111%*
                                                                 ===========
Portfolio turnover rate                                            0.0000%
                                                                 ===========
Average commission rate per share                                 $0.0400

                                                                 ===========
*    Annualized
**  Total Returns for periods less than one year are not annualized

ICON Technology Fund
Schedule of Investments -  June 30, 1997 (Unaudited)

Common Stocks - 83.8%                                   Shares            Value
Communications Equipment - 15.9%
ADC Telecommunications Inc. (a)                               8,200 $    273,676
Allen Telecommunications Inc. (a)                            15,000      311,250
Andrew Corp. (a)                                             11,350      319,219
Aspect Telecommunications Corp. (a)                          15,550      345,988
Checkpoint Systems, Inc. (a)                                 22,800      366,225
DSC Communications Corp. (a)                                 11,600      258,100
Lucent Technologies (a)                                       5,250      378,329
Motorola Inc.                                                 9,200      699,200
Newbridge Networks Corp. (a)                                 18,950      824,325
Northern Telecom Ltd.                                         3,200      291,200
Octel Communications (a)                                     18,650      437,109
Qualcom Inc. (a)                                             12,750      648,656
Scientific Atlanta Inc. (a)                                  18,450      403,594
Tellabs Inc. (a)                                              5,300      296,138
                                                                    ------------
                                                                       5,853,009
                                                                    ------------
Computer Hardware - 17.0%
Adaptec, Inc.(a)                                             15,300      531,675
Amdahl Corp.                                                 23,950      211,060
Ascend Communications (a)                                    20,000      787,500
Compaq Computer Corp (a)                                      6,200      615,350
Data General Corp. (a)                                       11,100      288,600
Dell Computer Corp. (a)                                       6,200      728,113
Digital Equipment (a)                                         7,300      258,695
Hewlett-Packard Co.                                          11,600      649,600
International Business Machines                               7,200      649,351
Sequent Computer Systems, Inc. (a)                           13,400      282,238
Silicon Graphics, Inc. (a)                                   13,800      207,000
Sun Microsystems, Inc. (a)                                   19,500      725,765
Tandem Computers, Inc. (a)                                   16,900      342,225
                                                                    ------------
                                                                       6,277,172
                                                                    ------------
Computer Networking - 27.5%
3Com Corp.(a)                                                59,800    2,691,000
Bay Networks, Inc. (a)                                       97,300    2,584,532
Cabletron Systems (a)                                        58,100    1,644,957
Cisco Systems, Inc.                                          35,950    2,413,144
Network Equipment Technology Inc. (a)                        45,900      826,200
                                                                    ------------
                                                                      10,159,833
                                                                    ------------
Peripherals - 15.6%
EMC Corp Ma. (a)                                             19,300      752,700
Iomega Corp (a)                                              37,950      754,257
Komag, Inc.(a)                                               15,800      258,726
Lexmark Intl. Grp., Inc. - CL A (a)                          19,700      598,389
Quantum Corp (a)                                             32,700      664,219
Read-Rite Corp (a)                                           23,300      486,388
Seagate Technology (a)                                       21,700      763,569
Storage Technology Corp. - CL A (a)                          20,000      890,000

ICON Technology Fund
Schedule of Investments -  June 30, 1997 (Unaudited) (Continued)

                                                         Shares           Value
Peripherals - continued
Western Digital Corp.(a)                                     18,000    $ 569,250
                                                                       ---------
                                                                       5,737,498
                                                                       ---------

Electronics Instruments - 1.6%
Kla-Tencor Corp. (a)                                         12,000      585,000
                                                                       ---------
                                                                         585,000
                                                                       ---------
Computer Systems Services - 6.2%
DST Systems, Inc. (a)                                        21,700      722,881
Gerber Scientific, Inc.                                       9,200      181,700
Policy Management Systems Co.                                 6,900      324,300
Shared Medical Systems Corp.                                 11,200      604,800
Sungard  Data Systems, Inc.(a)                                9,600      446,400
                                                                       ---------
                                                                       2,280,081
                                                                       ---------
Total Common Stocks - (Cost $28,539,545)                        $     30,892,593
                                                                      ==========

                                                       Principal
Short-Term Commercial Notes - 7.7%                       Amount            Value
American Express Credit - 5.520%, 12/30/97                1,000,000  $ 1,000,000
American Family - 5.256%, 2/17/98                           816,000      816,000
Johnson Controls - 5.286%, 12/30/97                         655,764      655,764
Pitney Bowes - 5.255%,  2/4/98                               87,211       87,211
Wisconsin Electric - 5.296%,  11/30/97                      289,243      289,243
                                                                      ----------
Total Short-Term Commercial Notes  (Cost $2,848,218)                   2,848,218
                                                                      ----------
Total Investments - 91.5% (Cost  $31,387,763)                         33,740,811
Other Assets less other Liabilities - 0.1%                             3,148,174
                                                                      ==========
Total Net Assets - 100%                                         $     36,888,985
                                                                      ==========

Legend:
(a) Non-Income producing security

ICON Technology Fund
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)

Assets
Investment in securities, at value (Cost $31,387,763)                                           $        33,740,811
Cash                                                                                                            409
Recievable for investments sold                                                                           3,186,754
Dividends receivable                                                                                          6,362
Interest receivable                                                                                           8,867
Deferred organizational costs, net of accumulated amortization of $1,292                                     17,668
                                                                                              ----------------------
     Total assets                                                                                        36,960,871
                                                                                              ----------------------

Liabilities
Payable to investment advisor and administrator for organizational costs                                     18,960
Accrued  investment advisory fee                                                                             29,414
Other payables and accrued expenses                                                                          23,512
                                                                                              ----------------------
     Total liabilities                                                                                       71,886
                                                                                              ----------------------

Net Assets                                                                                      $        36,888,985
                                                                                              ======================

Net Assets consist of:
Paid in capital                                                                                          34,564,266
Accumulated net investment loss                                                                             (36,811)
Accumulated net realized gain (loss) on investments                                                           8,482
Net unrealized appreciation (depreciation) of investments                                                 2,353,048
                                                                                              ----------------------

Net Assets, for  3,399,368 shares                                                               $        36,888,985
                                                                                              ======================

Net Asset Value, Per Share

Net asset value per share  ($36,888,985/3,399,368)                                             $              10.85
                                                                                              ======================

ICON Technology Fund
Statement of Operations
For the period February 20, 1997 (commencement of operations) to June 30, 1997 (Unaudited)


Investment Income
Dividend income                                                                    $           18,624
Interest income                                                                                60,492
                                                                                  --------------------
Total  Investment Income                                                                       79,116


Expenses
Investment advisory fee                                                                        77,914
Fund accounting, custodial and transfer agent fees                                             11,687
Administration fee                                                                              3,896
Legal fees                                                                                      2,574
Insurance expense                                                                               2,205
Reports to shareholders                                                                         2,079
Amortization of deferred organizational costs                                                   1,292
Registration fees                                                                               1,000
Trustees fees                                                                                     667
Miscellaneous expenses                                                                         12,613
                                                                                  -----------------------
Total Expenses                                                                                115,927
                                                                                  -----------------------

Net Investment Income (Loss)                                                                  (36,811)
                                                                                  -----------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                                             8,482
Change in net unrealized appreciation or depreciation on
  investment securities                                                                     2,353,048
                                                                                  --------------------
Net gain (loss)                                                                             2,361,530
                                                                                  -----------------------
Net increase (decrease) in net assets resulting
  from operations                                                                  $        2,324,719
                                                                                  =======================

ICON Technology Fund
Statement of Changes in Net Assets
For the period February 20, 1997 (commencement of operations) to June 30, 1997 (Unaudited)

Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                                   $                (36,811)
  Net realized gain (loss) on investment transactions                                               8,482
  Change in net unrealized appreciation or depreciation on
    investment securities                                                                       2,353,048
                                                                                   -----------------------
  Net Increase (decrease) in net assets resulting from operations                               2,324,719
                                                                                   -----------------------
Distributions to shareholders from:
 Net investment income                                                                                  0
                                                                                   -----------------------
Capital Share Transactions:
  Net proceeds from sale of shares                                                             35,877,613
  Shares issued in reinvestment of distributions                                                        0
  Shares redeemed                                                                              (1,313,347)
                                                                                   -----------------------
Net increase (decrease) in net assets resulting
  from share transactions                                                                      34,564,266
                                                                                   -----------------------
  Total increase (decrease) in net assets                                        $             36,888,985
                                                                                   =======================

Net Assets
  Beginning of period                                                                                   0
                                                                                   -----------------------
  End of period                                                                  $             36,888,985
                                                                                   =======================

Transactions in Fund Shares:
Shares
  Sold                                                                                          3,528,419
  Issued in reinvestment of distributions                                                               0
  Redeemed                                                                                       (129,051)
                                                                                   -----------------------
  Net increase (decrease)                                                                       3,399,368
                                                                                   =======================



                             FINANCIAL HIGHLIGHTS
                          ICON Technology Fund (Unaudited)
     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from February 20, 1997 (commencement of operations) through June 30, 1997 have not been audited.
Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                               $10.00
                                                                 -----------
Income from investment operations:
  Net investment income                                              (0.01)
  Net realized and
  unrealized gain (loss) on investments                               0.86
                                                                 -----------
Total from investment operations                                      0.85
                                                                 -----------
Less Distributions From:
 Net investment income                                                0.00
                                                                 -----------
Net asset value,
  end of period                                                     $10.85
                                                                 ===========

Total Return                                                          8.50%**
                                                                 ===========

Ratios:
Net assets, end of period (000's)                                  $36,889
                                                                 ===========
Ratio of expenses to
  average net assets                                                 1.4500%*
                                                                 ===========
Ratio of net investment income to
  average net assets                                                -0.1680%*
                                                                 ===========
Portfolio turnover rate                                             11.8470%
                                                                 ===========
Average commission rate per share                                   $0.0370

                                                                 ===========
*    Annualized
**  Total Returns for periods less than one year are not annualized

ICON Transportation Fund
Schedule of Investments -  June 30, 1997 (Unaudited)

Common Stocks - 85.2%                                   Shares             Value
Airlines - 8.8%
Alaska Air Group, Inc. (a)                                   7,300  $    187,063
ASA Holdings, Inc. (a)                                      10,700       306,288
Comair Holdings Inc. (a)                                    11,700       323,944
Northwest Airlines Corp. - CLA (a)                           8,900       323,738
Southwest Airlines Corp. (a)                                19,200       496,800
                                                                       ---------
                                                                       1,637,833
                                                                       ---------

Auto Parts & Equipment - 32.9%
Cooper Tire & Rubber Company (a)                            22,100       486,200
Dana Corp.                                                  15,200       577,600
Danaher Corp. (a)                                            8,600       436,988
Echlin Inc.                                                 15,800       568,800
Genuine Parts Co.                                           15,700       531,838
Goodyear Tire & Rubber Co.                                   9,900       626,794
ITT Industries Inc.                                         21,900       563,925
Mark IV Industries Inc. (a)                                 15,300       367,200
Modine Manufacturing Co.                                    11,400       339,150
OEA Inc.                                                     7,600       300,200
Snap-On Tools Inc.                                          13,600       535,500
Superior Industrials International Inc. (a)                 11,100       294,150
TRW Inc.                                                     8,900       505,631
                                                                       ---------
                                                                       6,133,976
                                                                       ---------
Trucks & Parts - 15.7%
Cummins Engine                                               8,800       620,950
Navistar International (a)                                  43,600       752,100
Paccar Inc.                                                 13,400       622,263
Titan Wheel International (a)                               25,900       456,488
Wabash International Corp. (a)                              16,900       471,088
                                                                       ---------
                                                                       2,922,889
                                                                       ---------
Truckers - 27.8%
American Frieghtways Corp. (a)                              32,000       500,000
Arnold Industries Inc. (a)                                  22,400       380,800
Caliber Systems Inc.                                        16,700       622,075
Heartland Express Inc. (a)                                  15,800       371,300
Landstar Systems Inc. (a)                                   13,800       388,125
M S Carriers Inc. (a)                                       17,400       437,175
Rollins Truck Leasing (a)                                   23,900       355,513
Ryder Systems Inc.                                          16,200       534,600
U.S. Freightways Corp. (a)                                  20,600       533,025
Werner Enterprises Inc. (a)                                 32,400       627,750
Yellow Corp. (a)                                            19,200       429,600
                                                                       ---------
                                                                       5,179,963
                                                                       ---------
Total Common Stocks -  (Cost $14,564,838)                       $     15,874,661
                                                                       =========

ICON Transportation Fund
Schedule of Investments -  June 30, 1997 - (Unaudited) (Continued)

                                                          Principal
Short-Term Commercial Notes - 14.8%                        Amount        Value
American Family 5.256%, 2/17/98                            816,000     $ 816,000
Eli Lilly - 5.0854%, 12/30/97                              219,675       219,675
General Mills - 5.235%, 8/19/97                            436,000       436,000
Johnson Controls - 5.266%, 12/30/97                        409,605       409,605
Pitney Bowes - 5.2854%, 2/4/98                             416,000       416,000
Wisconsin Electric - 5.2861%, 11/30/97                     162,401       162,401
Warner Lambert - 5.275%, 1/29/98                           306,378       306,378
                                                                    ------------
Total Short-Term Commercial Notes (Cost $2,766,059)                    2,766,059
                                                                    ------------
Total Investments - (Cost $17,330,897) - 100.1%                      18,640,720
Other Liabilities less other Assets - 0.1%                               (6,732)
                                                                     ===========
Total Net Assets - 100%                                        $     18,633,988
                                                                     ===========

Legend:
(a) Non-Income producing security

ICON Transportation Fund
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)

Assets
Investment in securities, at value (Cost $17,330,897)                                           $        18,640,720
Dividends receivable                                                                                         10,187
Interest receivable                                                                                           4,663
Deferred organizational costs, net of accumulated amortization of $575                                       17,840
                                                                                              ----------------------
     Total assets                                                                                        18,673,410
                                                                                              ----------------------

Liabilities
Payable to investment advisor and administrator for organizational costs                                     18,415
Accrued  investment advisory fee                                                                             14,628
Other payables and accrued expenses                                                                           6,379
                                                                                              ----------------------
     Total liabilities                                                                                       39,422
                                                                                              ----------------------

Net Assets                                                                                      $        18,633,988
                                                                                              ======================

Net Assets consist of:
Paid in capital                                                                                          17,337,677
Accumulated net investment loss                                                                              11,281
Accumulated net realized gain (loss) on investments                                                         (24,793)
Net unrealized appreciation (depreciation) of investments                                                 1,309,823
                                                                                              ----------------------

Net Assets, for  1,727,302 shares                                                               $       18,633,988
                                                                                              ======================

Net Asset Value, Per Share

Net asset value per share  ($18,633,988/1,727,302)                                              $            10.79
                                                                                              ======================



ICON Transportation Fund
Statement of Operations
For the period May 11, 1997 (commencement of operations) to June 30, 1997 (Unaudited)


Investment Income
Dividend income                                                                    $           34,180
Interest income                                                                                12,245
                                                                                  --------------------
Total  Investment Income                                                                       46,425


Expenses
Investment advisory fee                                                                        24,237
Fund accounting, custodial and transfer agent fees                                              3,636
Administration fee                                                                              1,212
Registration fees                                                                               1,000
Legal fees                                                                                        958
Amortization of deferred organizational costs                                                     575
Miscellaneous expenses                                                                          3,526
                                                                                  --------------------
Total Expenses                                                                                 35,144
                                                                                  --------------------

Net Investment Income (Loss)                                                                   11,281
                                                                                  --------------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                                           (24,793)
Change in net unrealized appreciation or depreciation on
  investment securities                                                                     1,309,823
                                                                                  --------------------
Net gain (loss)                                                                             1,285,030
                                                                                  --------------------
Net increase (decrease) in net assets resulting
  from operations                                                                  $        1,296,311
                                                                                  ====================


ICON Transportation Fund
Statement of Changes in Net Assets
For the period May 11, 1997 (commencement of operations) to June 30, 1997 (Unaudited)

Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                                   $                 11,281
  Net realized gain (loss) on investment transactions                                             (24,793)
  Change in net unrealized appreciation or depreciation on
    investment securities                                                                       1,309,823
                                                                                   -----------------------
  Net Increase (decrease) in net assets resulting from operations                               1,296,311
                                                                                   -----------------------
Distributions to shareholders from:
 Net investment income                                                                                  0
                                                                                   -----------------------
Capital Share Transactions:
  Net proceeds from sale of shares                                                             17,702,741
  Shares issued in reinvestment of distributions                                                        0
  Shares redeemed                                                                                (365,064)
                                                                                   -----------------------
Net increase (decrease) in net assets resulting
  from share transactions                                                                      17,337,677
                                                                                   -----------------------
  Total increase (decrease) in net assets                                        $             18,633,988
                                                                                   =======================

Net Assets
  Beginning of period                                                                                   0
                                                                                   -----------------------
  End of period                                                                  $             18,633,988
                                                                                   =======================

Transactions in Fund Shares:
Shares
  Sold                                                                                          1,762,250
  Issued in reinvestment of distributions                                                               0
  Redeemed                                                                                        (34,948)
                                                                                   -----------------------
  Net increase (decrease)                                                                       1,727,302
                                                                                   =======================

                              FINANCIAL HIGHLIGHTS
                      ICON Transportation Fund (Unaudited)
     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from May 11, 1997 (commencement of operations) through June 30,1997 have not been audited.
Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                               $10.00
                                                                 -----------
Income from investment operations:
  Net investment income                                               0.01
  Net realized and
  unrealized gain (loss) on investments                               0.78
                                                                 -----------
Total from investment operations                                      0.79
                                                                 -----------
Less Distributions From:
 Net investment income                                                0.00
                                                                 -----------
Net asset value,
  end of period                                                     $10.79
                                                                 ===========

Total Return                                                          7.90%**
                                                                 ===========

Ratios:
Net assets, end of period (000's)                                  $18,634
                                                                 ===========
Ratio of expenses to
  average net assets                                                 1.4500%*
                                                                 ===========
Ratio of net investment income to
  average net assets                                                 0.4895%*
                                                                 ===========
Portfolio turnover rate                                              9.0570%
                                                                 ===========
Average commission rate per share                                   $0.0370

                                                                 ===========
*    Annualized
**  Total Returns for periods less than one year are not annualized

ICON Asia Region Fund
Schedule of Investments - June 30, 1997 (Unaudited)

Common Stock - 95.3%                                   Shares             Value
Hong Kong - 2.7%
Bank of East Asia (a)                                     16,800    $     70,043
Cathay Pacific Airways (a)                                22,000          45,578
Cheung Kong Holdings                                      13,000         128,367
Cheung Kong Infrastructure (a)                            11,000          31,876
China Light & Power                                       12,500          70,832
Chinese Estates HL                                        20,000          18,845
Citic Pacific Ltd.                                        14,000          87,463
Cosco Pacific Ltd.                                        22,000          50,973
Dickson Concepts International                             6,000          21,840
Guoco Group Ltd.                                           4,000          21,065
Hang Lung Dev. Co. (a)                                    10,000          18,329
Hang Seng Bank                                            13,700         195,405
Hong Kong & Shanghai Hotels                               10,500          16,738
Hong Kong Telecom                                         48,400         115,576
Hong Kong & China Gas (a)                                 24,000          48,017
Hopewell Holdings (a)                                     45,000          28,461
Hutchison Whampoa Ltd.                                    20,000         172,963
Hysan Development (a)                                      8,000          23,595
Miramar Hotel                                             11,000          20,232
National Mutual Asia Ltd.                                 20,000          22,201
New World Development                                     13,000          77,524
Peregrine Investment Holdings                             12,000          24,706
Shangri La Asis Ltd.                                      18,000          21,608
Shun Tak Holdings (a)                                     30,000          18,393
Sun Hung Kai Properties                                   13,000         156,474
Swire Pacific Ltd.                                        45,000          68,250
Television Broadcast (a)                                   5,000          22,460
Wharf Holdings                                            16,000          69,392
                                                                     -----------
Total Hong Kong                                                        1,667,206
                                                                     -----------

Japan - 77.8%
All Nipon Airways Company                                115,000         738,661
Asahi Glass Co. Ltd.                                      97,000         966,355
Bridgestone Corp. First SEC                               42,000         976,318
Canon Inc. Y50                                            33,000         899,766
Chubu Electric Power Company                              38,200         691,025
Dai Nippon Printing Co. Ltd.                              38,000         860,089
Denso Corporation                                         38,000         909,904
Fuji Photo Film (a)                                       24,000         966,882
Fujitsu Ltd. Y50                                          69,000         958,752
Hitachi Y50                                              123,000       1,375,864
Honda Motor Company                                       44,000       1,326,574
Industrial Bank of Japan                                 106,000       1,648,866
Ito-Yokado Co. Ltd.                                       16,000         929,824
Kansai Electric Power                                     46,200         892,265
Kawaski Steel Corporation                                302,000         984,410
Kinki Nippon Railway                                     155,000         948,178

ICON Asia Region Fund
Schedule of Investments - June 30, 1997  (Unaudited)(Continued)
                                                       Shares             Value
Japan - continued
Kirin Brewery Co. Ltd.                                    70,000    $    727,956
Kyocera Corp. 1st SEC                                      9,100         723,672
Marubeni Corporation                                     157,000         713,450
Matsushita Electric Indl. Company                         76,000       1,534,212
Mitsubishi Corporation                                   115,000       1,437,123
Mitsubishi Estate Co. Ltd.                                67,000         971,948
Mitsubishi Hvy Indy 50 (a)                               159,000       1,221,368
Mitsubishi Motors Y50 (a)                                 97,000         695,098
Mitsui Fudosan                                            64,000         883,686
NEC Corporation Y50                                       66,000         922,834
Nippon Steel Company First SEC                           309,000         988,325
Nippon Telephone & Telegraph (a)                             439       4,220,046
Nissan Motor Company                                     104,000         807,971
Nomura Securities Company                                 94,000       1,297,911
Sankyo Company Ltd.                                       23,000         773,835
Seibu Railway                                             28,000       1,409,419
Seven Eleven Japan                                        16,000       1,210,869
Sharp Corporation                                         54,000         745,611
Sony Corporation                                          14,100       1,230,962
Sumitomo Bank                                             93,000       1,527,922
Takeda Chemical                                           32,000         900,459
The Bank of Tokyo - Mitsubishi                            74,000       1,487,372
Tokio Marine & Fire                                       78,000       1,022,458
Tokyo Electric Power First SEC                            64,100       1,350,004
Toshiba Corp First SEC                                   143,000         921,008
Toyota Motor Corporation                                  95,000       2,806,083
                                                                    ------------
Total Japan                                                           48,605,335
                                                                    ------------

Malaysia - 6.2%
AMMB Holdings                                             16,000          99,524
Berjaya Sports Toto Berhad                                34,000         160,301
Commerce Asset Holdings                                   40,000         105,388
Cahya Mata Sarawak                                        11,000          89,778
DCB Holdings Berhad                                       27,000          85,579
Edaran Ototmobil Nasional                                 10,000          85,182
Ekran Berhad                                              32,000          62,630
Ekran Berhad rights                                        4,250             337
Ytl Corp Berhad                                           32,000          98,890
Genting Berhad                                            24,000         115,056
Golden Hope Plantations                                   38,000          65,340
Hong Leong Bank Berhad                                    21,000          52,833
Hume Industries                                           13,000          59,746
Jaya Tiasa Holdings Berhad                                 7,000          35,222
Kuala Lumper Kepon Berhad                                 32,000          79,239
Magnum Corp. Berhad                                       45,000          67,749
Malakoff Berhad                                           15,000          65,372
Malayan Banking                                           26,000         272,979

ICON Asia Region Fund
Schedule of Investments - June 30, 1997 (Unaudited) (Continued)
                                                       Shares             Value

Malaysia - continued
Malaysian Helicopter Service                              76,000    $     67,148
Malyasian Resources Corp.                                 30,000          82,607
Malaysian International Shipping                          32,000          83,042
Nestle                                                    13,000          97,346
Hicom Holdings BHD                                        40,000          75,753
New Straits Times Press                                   14,000          82,091
Oriental Holdings Berhad                                   9,000          67,750
Perusahaan Otomobil Nasional                              20,000          93,503
Petronas Gas Berhad                                       52,000         189,540
Public Bank BHD                                           74,000         115,514
Rashid Russain                                            14,000          88,748
Resorts World Berhad                                      41,000         123,455
Renong Berhad                                             59,000          77,138
Rotjmans of Pall Mall Berhad                              11,000         108,082
Sime Darby Malay Regd                                     58,000         193,026
Telekom Malaysia                                          56,500         264,144
Tenaga Nasional Berhad                                    63,000         307,012
United Engineers                                          20,000         144,215
                                                                      ----------
                                                                       3,861,259
                                                                      ----------


Singapore - 8.6%
Cerebos Pacific Ltd.                                      16,000          72,736
City Developments                                         35,000         342,691
Creative Technology Ltd. (a)                               6,000         103,228
Cycle & Carriage Ltd.                                     11,000         113,857
DBS Land                                                  42,000         132,768
Development Bank                                          29,000         365,074
Fraser & Neave (a)                                        18,000         128,405
Great Eastern Life Assurance                               5,000          54,900
Hotel Properties SGDI                                     53,000          90,072
Inchcape Berhad                                           20,000          72,036
IPC Corporation                                          120,000          39,025
Keppel Corporation                                        29,000         128,789
Keppel Fels Ltd.                                          19,000          64,315
Keppel Land Ltd.                                          33,000          87,701
Marco Polo Developments                                   40,000          85,603
Metro Holdings Ltd.                                       23,000          75,280
Natsteel Ltd.                                             24,000          61,097
Neptune Orient Lines Ltd.                                 60,000          53,711
Overseas Chinese Bank                                     42,000         434,730
Overseas Union Bank                                       27,000         168,058
Overseas Union Enterprises                                18,000          83,085
Sembawang Corporation (a)                                 12,000          54,551
Shangri La Hotel Ltd. (a)                                 36,000         107,760
Sime Singapore Ltd.                                       72,000          48,341
Singapore International Airlines                          31,000         277,512

ICON Asia Region Fund
Schedule of Investments - June 30, 1997 (Unaudited) (Continued)
                                                       Shares             Value

Singapore - continued
Singapore Land Ltd.                                       23,000    $    104,557
Singapore Press Holdings                                  15,000         302,130
Singapore Technologoes                                    42,000         108,095
Singapore Telecom                                        495,000         913,942
Straits Trading Company (a)                               36,000          78,554
United Industrial Corp.                                  103,000          77,799
United Overseas Bank                                      42,000         431,794
Venture Manufacturing                                     15,000          48,885
Wing Tai Holdings (a)                                     32,000          92,206
                                                                     -----------
Total Singapore                                                        5,403,287
                                                                     -----------

TOTAL COMMON STOCK - (Cost $53,726,566)                               59,537,087
                                                                     -----------


Foreign Currencies - 0.1%
Hong Kong Dollars                                         93,115          12,020
Japanese Yen                                             265,200           2,318
Malaysian Ringgit                                          6,894           2,731
Singapore Dollars                                         24,905          17,418
                                                                     -----------
  (Cost $34,501)                                                          34,487
                                                                     -----------
Mutual Fund Shares - 10.1%
Vista U.S. Government Money Market Fund
   (Cost $6,330,173)                                                   6,330,173
                                                                     -----------
TOTAL INVESTMENTS - 105.5
  (Cost $60,091,240)                                                 65,901,747
  Other Liabilities less Assets - 5.5%                               (3,445,309)
                                                                     -----------
TOTAL NET ASSETS - 100%                                          $   62,456,438
                                                                     ===========

Legend
(a) non-income producing security

ICON Asia Region Fund
Summary of Investments - June 30, 1997 (Unaudited)(Continued)

Summary of Investments by Industry                              % of Net Assets
Airlines                                                                1.70%
Auto Equipment                                                          0.51%
Automobile                                                              9.35%
Bank                                                                   11.01%
Breweries                                                               0.21%
Cash                                                                    4.41%
Cement                                                                  0.14%
Chemicals                                                               1.55%
Computers                                                               3.16%
Constructions                                                           0.43%
Department stores                                                       0.12%
Electronic components                                                   5.64%
Electronic materials                                                    7.92%
Energy equipment                                                        4.71%
Engineering                                                             0.33%
Financial Services                                                      2.77%
Food                                                                    1.45%
Glass                                                                   1.55%
Hotel/Tour                                                              0.68%
Industrial equipment                                                    2.06%
Industrial services                                                     0.12%
Insurance                                                               1.77%
Leisure                                                                 0.49%
Multi-industry                                                          1.61%
Non-ferrous metals                                                      0.13%
Oil producers                                                           0.30%
Pharmacy                                                                2.69%
Press print                                                             2.00%
Real estate                                                             4.93%
Sea transport                                                           0.54%
Specialty retail                                                        3.55%
Steel metal                                                             3.17%
Telecommunications                                                      8.85%
Textiles                                                                0.06%
Tires/rubber                                                            1.67%
Tobacco                                                                 0.17%
Trading                                                                 3.49%
Transport                                                               3.98%
TV, Radio                                                               0.05%
Water distribution                                                      0.68%
Wholesale                                                               0.05%
                                                                   ===========
                                                                      100.00%
                                                                   ===========

ICON Asia Region Fund
Statement of Assets & Liabilities
June 30, 1997 (Unaudited)

Assets
Investment in securities, at value (cost $60,091,240)                                       $           65,901,747
Dividends receivable                                                                                        79,919
Deferred organizational costs, net of accumulated amortization of $1,231                                    17,668
                                                                                              ---------------------
     Total assets                                                                                       65,999,334

Liabilities
Payable to custodian bank                                                                                1,478,609
Payable for investments purchased                                                                        1,937,660
Accrued investment advisory fee                                                                             47,818
Payable to investment advisor and administrator for organizational costs                                    18,899
Other payables and accrued expenses                                                                         59,910
                                                                                              ---------------------
     Total liabilities                                                                                   3,542,896
                                                                                              ---------------------

Net Assets                                                                                  $           62,456,438
                                                                                              =====================

Net Assets consist of:
Paid in capital                                                                             $           56,639,484
Undistributed net investment loss                                                                          (11,948)
Accumulated net realized loss on investments                                                                 5,885
Unrealized gains on unsettled securities transactions                                                       12,510
Net unrealized appreciation (depreciation) of investments                                                5,810,507
                                                                                               ---------------------

Net Assets, for  shares 5,518,361                                                           $           62,456,438
                                                                                              =====================

Net Asset Value Per Share

Offering price and redemption price per share  ($62,456,438/5,518,361)                      $                11.32
                                                                                              =====================

ICON Asia Region Fund
Statement of Operations
For the period February 26, 1997 (commencement of operations) to June 30, 1997 (Unaudited)

Investment Income
Dividend income                                                                   $              164,547
Interest income                                                                                   12,084
                                                                                     --------------------
Total Investment Income                                                                          176,631


Expenses
Investment advisory fee                                                                          112,501
Fund accounting, custodial and transfer agent cost                                                31,500
Administration fee                                                                                 5,625
Legal fees                                                                                         2,574
Insurance expense                                                                                  2,205
Amortization of deferred organizational costs                                                      1,231
Registration fees                                                                                  1,000
Trustees fees                                                                                        667
Reports to shareholders                                                                              589
Miscellaneous expense                                                                             30,687
                                                                                     --------------------
Total Expenses                                                                                   188,579
                                                                                     --------------------

Net Investment Income (Loss)                                                                     (11,948)
                                                                                     --------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                                                2,617
Net realized gain (loss) on foreign currency translations                                          3,268
Unrealized gains on unsettled securities transactions                                             12,510
Change in net unrealized appreciation or depreciation on
  investment securities                                                                        5,810,507
                                                                                     --------------------
Net gain (loss) on investments                                                                 5,828,902
                                                                                     --------------------
Net increase (decrease) in net assets resulting
  from operations                                                                 $            5,816,954
                                                                                     ====================



ICON Asia Region Fund
Statement of Changes in Net Assets
For the period February 26, 1997 (commencement of operations) to June 30, 1997 (Unaudited)

Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                                   $                (11,948)
  Net realized gain (loss) on investment transactions                                               5,885
Unrealized gains on unsettled securities transactions                                              12,510
  Change in net unrealized appreciation or depreciation on
    investment securities                                                                       5,810,507
                                                                                   -----------------------
  Net Increase (decrease) in net assets resulting from operations                               5,816,954
                                                                                   -----------------------
Distributions to shareholders from:
  Net investment income                                                                                 0
                                                                                   -----------------------
Capital share transactions:
  Net proceeds from sale of shares                                                             58,071,765
  Shares issued in reinvestment of distributions                                                        0
  Shares redeemed                                                                              (1,432,281)
                                                                                   -----------------------
Net increase (decrease) in net assets resulting
  from capital share transactions                                                              56,639,484
                                                                                   -----------------------
  Total increase (decrease) in net assets                                                      62,456,438

Net Assets
  Begining of period                                                                                    0
                                                                                   -----------------------
  End of period                                                                  $             62,456,438
                                                                                   =======================

Transactions in Fund Shares:
Shares
  Sold                                                                                          5,654,267
  Issued in reinvestment of distributions                                                               0
  Redeemed                                                                                       (135,906)
                                                                                   -----------------------
                                                                                                5,518,361
  Net increase (decrease)                                                          =======================


                              FINANCIAL HIGHLIGHTS
                        ICON Asia Region Fund (Unaudited)
     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from February 26, 1997 (commencement of operations) through June 30, 1997 have not been audited.
Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                               $10.00
                                                                 -----------
Income from investment operations:
  Net investment income                                               0.00
  Net realized and
  unrealized gain (loss) on investments                               1.32
                                                                 -----------
Total from investment operations                                      1.32
                                                                 -----------
Less Distributions From:
 Net investment income                                                0.00
                                                                 -----------
Net asset value,
  end of period                                                     $11.32
                                                                 ===========

Total Return                                                         13.20%**
                                                                 ===========

Ratios:
Net assets, end of period (000's)                                  $62,456
                                                                 ===========
Ratio of expenses to
  average net assets                                                 1.6500%*
                                                                 ===========
Ratio of net investment loss to
  average net assets                                                -0.1209%*
                                                                 ===========
Portfolio turnover rate                                              119.40%
                                                                 ===========
Average commission rate per share                                   $0.0110

                                                                 ===========
*    Annualized
**  Total Returns for periods less than one year are not annualized

ICON North Europe Region Fund
Schedule of Investments - June 30, 1997 (Unaudited)
                                                         Shares           Value
Common Stocks - 93.4%
Belgium - 14.7%
Banque Bruxelles Lambert (a)                                   1,315  $  332,865
Barco NV (a)                                                   1,105     224,073
Bekaert NV (a)                                                   318     215,611
Cimenteries CBR Cementbedrijven SA (a)                         2,680     246,009
CMB SA-Compagnie Maritime Belge (a)                            2,011     135,372
Electrabel SA                                                  4,401     943,857
Etablis Delhaiz Freres & Cie Le Lion                           6,152     323,429
Fortis AG                                                      3,196     660,537
Gevaert-Photo Produits SA (a)                                  2,281     214,459
Glaverbel SA (a)                                               1,246     183,001
Groupe Bruxelles Lambert SA                                    1,902     319,028
Kredietbank NPV                                                1,139     459,401
Petrofina SA (a)                                               2,172     823,185
Royale Belge SA (a)                                            1,103     320,622
Solvay SA                                                        971     572,606
Tractebel SA                                                   1,470     613,352
Union Miniere SA (a)                                           2,596     243,353
                                                                       ---------
 Total Belgium                                                         6,830,760
                                                                       ---------

Denmark - 37.9%
A/S Forsikringsselskabet Codan                                 3,746     491,504
A/S Korn - OG Foderstof Kompagniet                            10,729     343,033
A/S  Potagua - B Shs                                           1,930     340,551
Bang & Olufsen Holdings A/S - B Shs                            5,820     359,871
Bikuben Girobank A/S                                          11,597     641,876
Carlsberg - A Shs                                             14,947     822,785
Cheminova Holdings A/S - B shs                                21,452     514,404
DS Norden                                                      2,410     345,287
DS Svenborg - A Shs                                               36   1,859,527
Danisco A/S                                                   19,194   1,175,253
Danske Traelastkompagni                                        3,726     341,092
Den Danske Bank A/S                                           21,913   2,134,882
Fin.Industri OG Handvaerk A/S - B Shs                         13,866     353,409
Finansieringsselska Gefion                                    17,319     329,104
Fls Industries A/S - B Shs                                    28,087     953,075
ISS-International Service System A/S - B Shs                  10,711     384,457
J Lauritzen Holdings                                           6,278     629,627
Jyske Bank A/S                                                 4,448     383,707
Novo Nordisk A/S - B Shs                                      20,791   2,270,145
Radiometer A/S - B Shs                                         6,468     333,607
Sophus Berendsen A/S - B Shs                                   7,219   1,045,173
Sydbank                                                        7,379     337,193
Tele Danmark A/S - B Shs                                       6,715     349,386
Topdanmark A/S                                                 2,122     268,822
Tryg Baltica Forsikring                                      10,660      570,723
                                                                      ----------
 Total Denmark                                                        17,578,493
                                                                      ----------

ICON North Europe Region Fund
Schedule of Investments June 30, 1997 (Unaudited) (Continued)
                                                  Shares                  Value
Germany - 36.1%
Adidas AG (a)                                        1,512               169,202
Allianz AG Holding                                   4,970             1,062,433
Allianz Lebensversicherungs AG                         352               293,512
Altana AG                                              281               301,555
BASF AG                                             18,783               693,637
Bayer AG                                            20,415               787,294
Bayerische Hypotheken-Und Wechsel-Bank               8,728               264,214
Bayerische Motoren Werke AG                            446               368,056
Bayerische Vereinsbank AG                            7,371               302,026
Beiersdorf AG                                        3,101               167,281
Commerzbank AG                                      13,511               386,131
Daimler-Benz AG (a)                                 12,087               984,283
Degussa AG (a)                                       4,215               223,022
Deutsche Bank AG (a)                                15,511               911,504
Deutsche Telekom                                    46,677             1,147,817
Dresdner Bank AG                                    15,084               528,904
Heidelberger Zement AG                               1,764               171,082
Henkel KGAA (a)                                      9,252               490,865
Hochtief AG Vorm. Gebr.Helfmann                      3,979               178,109
Hoechst Aktiengesellschaft                          24,439             1,036,445
Karstadt AG (a)                                        503               181,855
Linde AG                                               236               183,514
Lufthansa                                           10,809               208,112
Man AG                                                 525               163,598
Mannesmann AG                                        1,173               524,391
Metro  AG (a)                                        2,399               261,579
Muenchener Rueckversicherung                           240               680,389
Preussag AG                                            609               179,289
RWE Aktiengesellschaft                              11,107               478,053
SAP AG                                               1,504               301,917
Schering AG                                          2,363               253,314
Siemens                                             14,727               882,758
Thyssen AG Vorm. August Thyssen-Huette                 824               198,371
Veba AG                                             14,393               813,591
Vew AG                                                 805               258,703
Viag AG (a)                                            589               269,228
Volkswagen AG                                          618               468,855
                                                                      ----------
 Total Germany                                                        16,774,889
                                                                      ----------

Norway - 4.7%
Aker ASA - A Shs                                     1,885                37,078
Aker ASA - B Shs                                       377                 6,643
Alcatel Stk ASA                                        520                29,122
Bergesen - A Shs                                     4,175                98,946
Bonheur                                                960                48,781
Christiania Bank OG Kreditkasse                     26,013                88,478
Den Norske Bank ASA                                 29,775               116,728

ICON North Europe Region Fund
Schedule of Investments - June 30, 1997 (Unaudited)(Continued)
                                                     Shares              Value
Norway - 4.7% (Continued)
Dyno Industrier ASA                                  1,873                48,335
Elkem A/S                                            3,061                60,209
Hafslund ASA - A Shs                                 7,619                45,792
Kvaerner ASA - A Shs (a)                             1,764               106,864
Leif Hoegh & Co ASA                                  2,753                59,416
Nera                                                 4,660                27,371
Norsk Hydro AS                                       8,643               471,063
Norske Skogindustrier ASA - A Shs                    2,070                71,820
Nycomed - A Shs (a)                                  5,146                75,916
Olav Thon                                            1,250                34,832
Orkla A/S - A Shs                                    2,481               183,005
Petroleum Geo-Services ASA (a)                       1,362                65,674
Saga Petroleum ASA - A Shs                           7,710               146,390
SAS Norge ASA - B Shs                                4,315                45,386
Schibsted ASA                                        3,284                64,596
Smedvig ASA - A Shs (a)                              1,379                34,471
Sparebanken NOR                                      1,235                36,777
Storebrand ASA (a)                                  16,578                98,959
Storli ASA - A Shs                                   2,189                42,460
Tomra Systems                                        2,239                45,896
                                                                       ---------
 Total Norway                                                          2,191,008
                                                                       ---------
Total Common Stocks - 93.4% (Cost $41,728,899)                        43,375,150
                                                                       ---------
Mutual Fund Shares - 10.3%
Vista US Government Money Market                 4,745,517             4,745,517
Chase Manhattan                                     29,784                29,784
                                                                      ----------
  (Cost $4,775,301)                                                    4,775,301
                                                                      ----------

Foreign Currencies - 0.6%
Belgian Francs                                   5,415,080               150,629
Danish Krone                                       175,439                26,459
German Duetschemarks                               138,230                79,324
Norwegian Kroner                                   265,817                36,309
                                                                      ----------
Total Foreign Currencies (Cost $292,721)                                 292,721
                                                                      ----------

Total Investments 104.3% (Cost $46,796,921)                           48,443,172
Other Liabilities less Assets - (4.3%)                               (1,984,626)
                                                                     ===========
Total Net Assets - 100%                                          $    46,458,546
                                                                     ===========

ICON North Europe Region Fund
Schedule of Investments June 30, 1997 (Unaudited) (Continued)



Summary of Investments by Industry                        % of
                                                       Net Assets
Airlines                                                 0.51%
Animal feed                                              0.71%
Automobile                                               3.94%
Banks                                                   16.06%
Breweries                                                1.82%
Cash                                                     4.55%
Cement                                                   0.91%
Chemicals                                                8.99%
Computer services                                        0.71%
Construction materials                                   0.71%
Construction                                             0.40%
Cosmetics                                                0.30%
Department stores                                        1.01%
Electronic materials                                     3.33%
Engineering                                              1.21%
Financial services                                       1.31%
Food                                                     3.23%
General diversified                                      4.34%
Glass                                                    0.40%
Holding companies                                        2.63%
Industrial equipment                                     0.13%
Industrial services                                      2.32%
Insurance                                                8.08%
Land & Real Estate                                       0.10%
Medical equipment                                        0.71%
Mining                                                   0.51%
Non-ferrous metals                                       1.52%
Oil integrated                                           2.12%
Oil services                                             0.40%
Pharmacy                                                 6.26%
Press print                                              0.10%
Pulp & paper                                             0.20%
Sea transport                                            6.97%
Services                                                 0.81%
Shoes                                                    0.40%
Steelmetal                                               1.62%
Telecommunications                                       3.64%
Water distribution                                       7.07%

                                                     ==============
                                                          100.00%
                                                     ==============
Legend:



(a) Non-income producing security

ICON North Europe Region Fund
Statement of Assets & Liabilities
June 30, 1997 (Unaudited)

Assets
Investment in securities, at value (cost $46,796,921)                                       $           48,443,172
Cash                                                                                                       216,429
Dividends receivable                                                                                        53,804
Interest receivable                                                                                            121
Deferred organizational cost, net of accumulated amortization of $1,302                                     17,668
                                                                                              ---------------------
     Total assets                                                                                       48,731,194

Liabilities
Payable for investments purchased                                                                        2,165,159
Accrued investment advisory fee                                                                             37,494
Payable to investment advisor and administrator for organizational costs                                    18,970
Other payables and accrued expenses                                                                         51,025
                                                                                              ---------------------
     Total liabilities                                                                                   2,272,648
                                                                                              ---------------------

Net Assets                                                                                  $           46,458,546
                                                                                              =====================

Net Assets consist of:
Paid in capital                                                                             $           44,429,371
Undistributed net investment income                                                                        303,141
Accumulated net realized gain (loss) on investments in foreign transactions                                (89,196)
Accumulated net realized gain (loss) on investment transactions                                            153,455
Unrealized gain (loss) on unsettled trades                                                                  15,524
Net unrealized appreciation (depreciation) of investments                                                1,646,251
                                                                                              ---------------------

Net Assets, for 4,396,400 shares                                                            $           46,458,546
                                                                                              =====================

Net Asset Value, Per Share

Offering price and redemption price per share  ($46,458,546/4,396,400)                      $                10.57
                                                                                              =====================


ICON North Europe Region Fund
Statement of Operations
For the period February 19, 1997 (commencement of operations) to June 30, 1997 (Unaudited)

Investment Income
Dividend income                                                                   $              453,542
Interest income                                                                                   15,379
                                                                                     --------------------
Total Investment Income                                                                          468,921


Expenses
Investment advisory fee                                                                           98,683
Fund accounting, custodial and transfer agent fee                                                 27,631
Administration fee                                                                                 4,934
Legal fees                                                                                         2,574
Insurance expense                                                                                  2,205
Amortization of deferred organizational costs                                                      1,302
Registration fees                                                                                  1,000
Trustees fees                                                                                        667
Reports to shareholders                                                                              589
Miscellaneous expense                                                                             26,195
                                                                                     --------------------
Total Expenses                                                                                   165,780
                                                                                     --------------------

Net Investment Income (Loss)                                                                     303,141
                                                                                     --------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                                              153,455
Net realized gain (loss) on foreign currency transactions                                       (89,196)
Unrealized gain (loss) on unsettled trades                                                        15,524
Change in net unrealized appreciation or depreciation of
  investment transactions                                                                      1,646,251
                                                                                     --------------------
Net gain (loss) on investments                                                                 1,726,034
                                                                                     --------------------
Net increase (decrease) in net assets resulting
  from operations                                                                 $            2,029,175
                                                                                     ====================



ICON North Europe Region Fund
Statement of Changes in Net Assets  (Unaudited)
For the period February 19, 1997 (commencement of operations) to June 30, 1997

Increase/(Decrease) in Net Assets
Operations:
  Net investment income (loss)                                                          $                 303,141
  Net realized gain (loss) on foreign currency transactions                                                64,259
Unrealized gain (loss) on unsettled trades                                                                 15,524
  Change in net unrealized appreciation or depreciation                                                 1,646,251
                                                                                           -----------------------
  Net Increase (decrease) in net assets resulting from operations                                       2,029,175
                                                                                           -----------------------
Distributions to shareholders from:
  Net investment income                                                                                         0
                                                                                           -----------------------
Capital Share Transactions
  Net proceeds from sale of shares                                                                     46,689,336
  Shares issued in reinvestment of distributions                                                                0
  Shares redeemed                                                                                      (2,259,965)
                                                                                           -----------------------
Net increase (decrease) in net assets resulting
  from share transactions                                                                              44,429,371
                                                                                           -----------------------
  Total increase (decrease) in net assets                                                              46,458,546

Net Assets
  Begining of period                                                                                            0
                                                                                           -----------------------
  End of period                                                                         $              46,458,546
                                                                                           =======================

Transactions in Fund Shares
Shares
  Sold                                                                                                  4,613,196
  Issued in reinvestment                                                                                        0
  Redeemed                                                                                               (216,796)
                                                                                           -----------------------
  Net increase (decrease)                                                                               4,396,400
                                                                                           =======================

                              FINANCIAL HIGHLIGHTS
                    ICON North Europe Region Fund (Unaudited)
     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from February 19, 1997
(commencement of operations) through June 30, 1997 have not been audited. Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                               $10.00
                                                                 -----------
Income from investment operations:
  Net investment income                                               0.07
  Net realized and
  unrealized gain (loss) on investments                               0.49
                                                                 -----------
Total from investment operations                                      0.56
                                                                 -----------
Less Distribution From:
 Net investment income                                                0.00
                                                                 -----------
Net asset value,
  end of period                                                     $10.56
                                                                 ===========

Total Return                                                          5.60%**
                                                                 ===========

Ratios:
Net assets, end of period (000's)                                  $46,459
                                                                 ===========
Ratio of expenses to
  average net assets                                                 1.6500%*
                                                                 ===========
Ratio of net investment income to
  average net assets                                                 2.3357%*
                                                                 ===========
Portfolio turnover rate                                              9.289%
                                                                 ===========
Average commission rate per share                                   $0.1040

                                                                 ===========
*    Annualized
**  Total Returns for periods less than one year are not annualized

ICON South Europe Region Fund
Schedule of Investments June 30, 1997 (Unaudited)

Common Stock - 86.3%                                Shares                Value
Austria - 8.7%
AMS Austrian Micro                                          468 $         39,696
Austrian Airlines                                           231           37,304
BWT AG                                                      249           38,586
Bank Austria AG                                           2,946          163,386
Boehler-Uddeholm                                            598           46,383
Bau Holding AG                                              264           19,055
Brau Union Goess Reininghaus                                626           37,731
Creditanstalt Bankverein                                  3,495          140,529
Die Erste Oesterreich                                     1,471           65,146
Energie-Versorgung Niederoesterreich AG                     727           93,684
Flughafen Wein AG                                         1,115           47,105
EA Generali AG                                              512          134,671
Lenzing AG                                                  365           21,434
Mayr Melnholf Kanton AG                                     697           35,813
Oesterreichische Brau                                       570           33,705
OMV AG                                                    1,299          166,429
Oesterreichische Elektriz CLA                             1,002           70,587
Girocredit Bank AG                                        2,566           63,831
Radex Heraklith                                             429           18,159
Steyr Daimler Puch AG                                     1,406           30,045
VA Technologie AG                                           761          139,293
Versicherungsanstalt Der                                    679           18,552
Wolford AG                                                  395           38,337
Voest Alpine Stahl AG                                     1,489           67,462
Wienerberger Baustoffindustrie                              376           77,249
ATS Perferred rights                                      2,946               12
                                                                   -------------
                                                                       1,644,184
                                                                   -------------

Italy - 47.3%
Alleanza Assicurazioni ITL500 (a)                        29,298          229,959
Assicuraziono General ITL2000                            44,886          815,151
Banca Commerciale Italiana                               95,076          196,690
Banco Ambrosiano Veneto SPA                              63,027          181,506
Banco Popolare Di Milano                                 24,304          145,480
Benetton Group SPA (a)                                   12,499          199,435
Credito Italiano ITL                                    148,939          272,231
Edison SPA                                               38,227          189,956
Ente Nazionale Idrocarburi                              249,689        1,412,434
Fiat SPA  Itl 1000 (a)                                  127,897          460,024
Gemina SPA (a)                                          370,676          139,211
Holding Di Partecipazioni (a)                           227,263          108,857
Istitut Nazionale Delle Assicurazioni                   184,669          281,100
Instituto Bancario San Paolo                             40,669          296,144
Istitutio Mobiliare Italinao                             30,671          275,795
Italgas Societea Italiana                                47,678          154,117
Mediaset SPA (a)                                         57,107          242,155
Mediobanca                                               23,583          143,036

ICON South Europe Region Fund
Schedule of Investments June 30, 1997 (Unaudited)(Continued)

Italy - continued                                   Shares                Value
Mondadori Editore SPA                                    26,918     $    155,354
Montedison (a)                                          230,967          152,303
Olivetti Group (a)                                      433,886          122,783
Parmalat Finanziaria SPA                                114,691          162,112
Pirelli SPA                                              64,664          159,997
Rinascente                                               33,344          185,092
Rinascente rights                                        33,344            5,488
Riunione Adriatica Di Sicurta                            18,200          143,867
Saipem SPA                                               22,396          114,515
SIP ITL 1000 (a)                                        327,449          979,556
Sirti SPA (a)                                            17,256           99,440
Telecom Italia Mobile Di Risp                            98,515          176,013
TIM Telecom SPA                                         232,967          753,053
                                                                   -------------
Total Italy                                                            8,952,854
                                                                   -------------

Switzerland - 30.3%
Adecco SA (a)                                               318          122,153
Alusisse-Lonza CHF125                                       140          145,200
Credit Suisse Group                                       2,545          327,323
Danzas Holding AG                                           565          110,453
Grands Magasins Jelmoli SA (a)                              177          110,485
Holderbank Fn Glarus SZF50 (a)                              240          227,020
Nestle SA                                                   465          614,323
Novartis  (a)                                               714        1,143,105
Roche Holdings AG0 Regd                                      93          842,380
Schindler Holdings AG Regd                                   95          122,185
Schweiserische Ruckversicherungs Regd                       223          315,874
Schweizerischer Bankverein                                1,206          323,039
SMH AG Neuenburg CHF 10 Regd (a)                            591           80,166
Soc Gen Surveillance CHF 100                                 55          117,707
Sulzur Gebruder AG (a)                                      223          191,205
Swissair-Reg SWF 350 (a)                                    151          169,452
UBS Schw Bankgesellsch                                      261          298,981
Valora Holding AG                                           441           93,775
Zuerich Verischerungs                                       945          376,613
                                                                   -------------
Total Switzerland                                                      5,731,439
                                                                   -------------
TOTAL COMMON STOCKS - 86.3%
(Cost $15,225,137)                                                    16,328,477
                                                                   -------------

Mutual Fund Shares - 8.7%
Vista U.S. Government Money Market                    1,651,303        1,651,303
                                                                   -------------
Total Mutual Fund Shares
  (Cost $1,651,303)

ICON South Europe Region Fund
Schedule of Investments June 30, 1997 (Unaudited)(Continued)

Foreign Currencies - 0.6%                                                 Value
Austrian Schilling                                        31,738   $     14,078
French Francs                                             34,419           5,863
Italian Lire                                          131,380,046         77,213
Swiss Francs                                               31,738         21,768
                                                                   -------------
(Cost $118,922)                                                          118,922
                                                                   -------------
Total Investments - 95.6%
  (Cost $16,995,362)                                                  18,098,702
  Other Assets less Liabilities - 4.4%                                   836,800
                                                                   -------------
TOTAL NET ASSETS - 100%                                         $     18,935,502
                                                                   =============

ICON South Europe Region Fund
Schedule of Investments June 30, 1997 (Unaudited)(Continued)

Summary of Investments by Industry                 % of Portfolio
Airlines                                                  1.12%
Automobile equipment                                      0.20%
Automobile                                                2.54%
Banks                                                    16.12%
Breweries                                                 0.41%
Cash                                                      9.33%
Cement                                                    1.22%
Chemicals                                                 0.91%
Computer                                                  0.71%
Consumer goods                                            0.41%
Construction materials                                    0.51%
Construction                                              0.10%
Department stores                                         1.62%
Eletric power & gas                                       0.41%
Electronic materials                                      0.20%
Engineering                                               0.81%
Food                                                      4.87%
Holding                                                   1.42%
Industrial equipment                                      1.72%
Industrial services                                       0.61%
Insurance                                                12.88%
Non-ferrous metals                                        0.81%
Oil integrated                                            8.72%
Oil services                                              0.61%
Pharmacy                                                 11.05%
Press print                                               0.91%
Pulp & paper                                              0.20%
Steelmetal                                                0.71%
Telecommunications                                       11.16%
Temporary work                                            0.71%
Textiles                                                  1.32%
Tires & rubber                                            0.91%
Transport                                                 0.91%
TV, Radio                                                 1.32%
Water distribution                                        2.54%
                                               =================
                                                        100.00%
                                               =================

ICON South Europe Region Fund
Statement of Assets & Liabilities
June 30, 1997 (Unaudited)

Assets
Investment in securities, at value (cost $16,995,362)                                       $           18,098,702
Cash                                                                                                     1,193,215
Dividends receivable                                                                                       108,167
Deferred organizational costs, net of accumulated amortization of $1,282                                    17,668
                                                                                              ---------------------
     Total assets                                                                                       19,417,752
                                                                                              ---------------------

Liabilities
Payable for investments purchased                                                                           431,324
Accrued investment advisory fee                                                                              14,867
Payable to investment advisor and administrator for organizational costs                                     18,950
Other payables and accrued expenses                                                                          17,109
                                                                                              ---------------------
     Total liabilities                                                                                      482,250
                                                                                              ---------------------

Net Assets                                                                                  $           18,935,502
                                                                                              =====================

Net Assets consist of:
Paid in capital                                                                             $           17,622,321
Undistributed net investment income                                                                        200,408
Accumulated undistributed net realized gain (loss) on investments                                            4,028
Unrealized gain (loss) on unsettled trades                                                                   5,405
Net unrealized appreciation (depreciation) of investments                                                1,103,340
                                                                                              ---------------------
Net Assets, for 1,770,472 shares                                                                        18,935,502
                                                                                              =====================

Net Asset Value Per Share

Net asset value,  per share  ($18,935,502/1,770,472)                                        $                   10.70
                                                                                              =====================

ICON South Europe Region Fund
Statement of Operations
For the period February 21, 1997 (commencement of operations) to June 30, 1997 (Unaudited)

Investment Income
Dividend income                                                                   $              263,063
Interest income                                                                                    6,844
                                                                                     --------------------
Total Investment Income                                                                          269,907


Expenses
Investment advisory fee                                                                           40,332
Fund accounting, custodial and transfer agent fee                                                 11,293
Legal fees                                                                                         2,574
Administration fee                                                                                 2,017
Insurance expense                                                                                  2,025
Amortization of deferred organization cost                                                         1,282
Registration fees                                                                                  1,000
Trustees fees                                                                                        667
Reports to shareholders                                                                              589
Miscellaneous expenses                                                                             7,720
                                                                                     --------------------
Total Expenses                                                                                    69,499
                                                                                     --------------------

Net Investment Income (Loss)                                                                     200,408
                                                                                     --------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                                               (9,873)
Net realized gain (loss) on foreign currency transactions                                         13,901
Unrealized gain (loss) on unsettled trades                                                         5,405
Change in net unrealized appreciation or depreciation on
  investment securities                                                                        1,103,340
                                                                                     --------------------
                                                                                     --------------------
Net gain (loss) on investments                                                                 1,112,773
                                                                                     --------------------
Net increase (decrease) in net assets resulting
  from operations                                                                 $            1,313,181
                                                                                     ====================




ICON South Europe Region Fund
Statement of Changes in Net Assets
For the period February 21, 1997 (commencement of operations) to June 30, 1997 (Unaudited)

Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                                   $                200,408
  Net realized gain (loss) on investment transactions                                               4,028
Unrealized gain (loss) on unsettled trades                                                          5,405
  Change in net unrealized appreciation or depreciation on investment
   securities                                                                                   1,103,340
                                                                                   -----------------------
  Net Increase (decrease) in net assets resulting from operations                               1,313,181
                                                                                   -----------------------
Distributions to shareholders from:
  Net investment income                                                                                 0
                                                                                   -----------------------
Capital share transactions:
  Net proceeds from sale of shares                                                             18,631,680
  Shares issued in reinvestment of distributions                                                        0
  Shares redeemed                                                                              (1,009,359)
                                                                                   -----------------------
Net increase (decrease) in net assets resulting
  from  capital share transactions                                                             17,622,321
                                                                                   -----------------------
  Total increase (decrease) in net assets                                                      18,935,502

Net Assets
  Beginning of period                                                                                   0
                                                                                   -----------------------
  End of period                                                                  $             18,935,502
                                                                                   =======================

Transactions in Fund Shares:
Shares
  Sold                                                                                          1,870,345
  Issued in reinvestment of distributions                                                               0
  Redeemed                                                                                        (99,873)
                                                                                   -----------------------
  Net increase (decrease)                                                                       1,770,472
                                                                                   =======================



                              FINANCIAL HIGHLIGHTS
                    ICON South Europe Region Fund (Unaudited)
     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from February 21, 1997 (commencement of operations) through June 30, 1997 have not been audited.
Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                               $10.00
                                                                 -----------
Income from investment operations:
  Net investment income                                               0.12
  Net realized and
  unrealized gain (loss) on investments                               0.58
                                                                 -----------
Total from investment operations                                      0.70
                                                                 -----------
Less Distributions From:
 Net investment income                                                0.00
                                                                 -----------
Net asset value,
  end of period                                                     $10.70
                                                                 ===========

Total Return                                                          7.00%**
                                                                 ===========

Ratios:
Net assets, end of period (000's)                                  $18,936
                                                                 ===========
Ratio of expenses to
  average net assets                                                 1.6500%*
                                                                 ===========
Ratio of net investment income to
  average net assets                                                 4.9925%*
                                                                 ===========
Portfolio turnover rate                                                8.797%
                                                                 ===========
Average commission rate per share                                   $0.0100

                                                                 ===========
*    Annualized
**  Total Returns for periods less than one year are not annualized

ICON Short-Term Fixed Income Fund
Schedule of Invesments - June 30, 1997 (Unaudited)

                                                           Principal Amount                 Value
Federal Farm Credit Bank - 5.43%, 8/20/97                $           3,000,000                   2,977,375
FHLB Discount Note - 5.44%, 11/7/97                                    120,000                     117,661
FHLB Discount Note - 5.59%, 11/13/97                                 4,060,000                   3,974,892
FHLB Discount Note - 5.47%, 12/10/97                                27,900,000                  27,217,674
FHLB Agency Coupon - 6.54%, 4/16/99                                 20,000,000                  20,104,058
FHLMC Discount Note - 5.60%, 10/21/97                               22,595,000                  22,201,345
FNMA Agency Coupons - 5.47%, 11/4/97                                10,150,000                   9,955,678
FNMA Discount Note - 5.50%, 11/6/97                                 18,430,000                  18,069,591
US Treasury Note - 6.25%, 3/31/99                                   20,000,000                  20,068,758
US Treasury Note - 6.00%, 6/30/99                                   20,000,000                  19,968,758
US Treasury Note - 7.25%, 2/15/98                                    6,000,000                   6,054,377
US Treasury Note - 7.25%, 2/15/98                                   14,000,000                  14,126,881
                                                                                    -----------------------
Total Investments - 99.9%                                                                      164,837,048
  (Total Cost for Income Tax Purposes $164,688,416)
  Other Assets less Other Liabilities - 0.1%                                                        91,137
                                                                                    =======================
Net Assets - 100%                                                                     $        164,928,185
                                                                                    =======================

ICON Short-Term Fixed Income Fund
Statement of Assets & Liabilities
June 30, 1997 (Unaudited)

Assets
Investment in securities, at value (cost $164,688,416)                                      $          164,837,048
Interest receivable                                                                                      1,133,826
Deferred organizational costs, net of accumulated amortization of $1,393                                    17,668
                                                                                              ---------------------
     Total assets                                                                                      165,988,542

Liabilities
Accrued  investment advisory  fee                                                                           91,224
Payable to custodian bank                                                                                   40,825
Payable to  investment advisor and adminstrator for organizational costs                                    19,061
Dividends payable                                                                                          686,875
Other payables and accrued expenses                                                                        222,372
                                                                                              ---------------------
     Total liabilities                                                                                   1,060,357
                                                                                              ---------------------

Net Assets                                                                                  $          164,928,185
                                                                                              =====================

Net Assets consist of:
Paid in capital                                                                             $          164,610,270
Undistributed net investment income                                                                        169,283
Net unrealized appreciation (depreciation) of investments                                                  148,632
                                                                                              ---------------------

Net Assets, for  16,475,015 shares                                                          $          164,928,185
                                                                                              =====================

Net Asset Value Per Share                                                                   $                 10.01
                                                                                               =====================

ICON Short - Term Fixed Income Fund
Statement of Operations
For the period February 9, 1997 (commencement of operations) to June 30, 1997 (Unaudited)

Investment Income
Interest Income                                                                   $            3,454,667
                                                                                     --------------------


Expenses
Investment advisory fee                                                                          390,323
Fund accounting, custodial and transfer agent fees                                                90,074
Administration fee                                                                                30,025
Reports to shareholders                                                                            4,471
Legal fee                                                                                          2,574
Insurance expense                                                                                  2,205
Amortization of deferred organizational costs                                                      1,393
Registration fees                                                                                  1,000
Trustees fees                                                                                        667
Miscellaneous expenses                                                                           140,766
                                                                                     --------------------
Total Expenses                                                                                   663,498
                                                                                     --------------------

Net Investment Income (Loss)                                                                   2,791,169
                                                                                     --------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                                              169,283
Change in net unrealized appreciation or depreciation on
  investment securities                                                                          148,632
                                                                                     --------------------
Net gain (loss)                                                                                  317,915
                                                                                     --------------------
Net increase (decrease) in net assets resulting
  from operations                                                                 $            3,109,084
                                                                                     ====================

ICON Short-Term Fixed Income Fund
Statement of Changes in Net Assets
For the period February 9, 1997 (commencement of operations) to June 30, 1997 (Unaudited)

Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                                   $              2,791,169
  Net realized gain (loss) on investment transactions                                             169,283
  Change in net unrealized appreciation (depreciation)                                            148,632
                                                                                   -----------------------
  Net Increase (decrease) in net assets resulting from operations                               3,109,084
                                                                                   -----------------------
Distributions to shareholders from:
 Net investment income                                                                         (2,791,169)
                                                                                   -----------------------
Capital share transactions:
  Net proceeds from sale of shares                                                            405,672,899
  Shares issued in reinvestment of distributions                                                2,104,294
  Shares redeemed                                                                            (243,166,923)
                                                                                   -----------------------
Net increase (decrease) in net assets resulting
  from share transactions                                                                     164,610,270
                                                                                   -----------------------
  Total increase (decrease) in net assets                                                     164,928,185

Net Assets
  Begining of period                                                                                    0
                                                                                   -----------------------
  End of period                                                                  $            164,928,185
                                                                                   =======================

Transactions in Fund Shares:
Shares
  Sold                                                                                         40,581,584
  Issued in reinvestment of distributions                                                         210,471
  Redeemed                                                                                    (24,317,040)
                                                                                   -----------------------
  Net increase (decrease)                                                                      16,475,015
                                                                                   =======================

                              FINANCIAL HIGHLIGHTS
                  ICON Short-Term Fixed Income Fund (Unaudited)
     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from February 9, 1997 (commencement of operations) through June 30, 1997 have not been audited.
Selected Per Share Data and Ratios

Net asset value,
  beginning of period                                               $10.00
                                                                 -----------
Income from investment operations:
  Net investment income                                               0.17
  Net realized and
  unrealized gain (loss) on investments                               0.00
                                                                 -----------
Total from investment operations                                      0.17
                                                                 -----------
Less Distribution From:
 Net investment income                                               (0.16)
                                                                 -----------
Net asset value,
  end of period                                                     $10.01
                                                                 ===========

Total Return                                                          1.70%**
                                                                 ===========

Ratios:
Net assets, end of period (000's)                                  $164,928
                                                                 ===========
Ratio of expenses to
  average net assets                                                 1.100%*
                                                                 ===========
Ratio of net investment income to
  average net assets                                                  4.15%*
                                                                 ===========
Portfolio turnover rate                                              0.000%
                                                                 ===========

*    Annualized
**  Total Returns for periods less than one year are not annualized

ICON Funds
Notes to Financial Statements

June 30, 1997


1.  Organization and Significant Accounting Policies.

The ICON Basic  Materials Fund (Basic  Materials  Fund),  ICON  Healthcare  Fund
(Healthcare  Fund),  ICON Leisure Fund  (Leisure  Fund),  ICON  Technology  Fund
(Technology Fund), ICON Transportation Fund (Transportation Fund) - (The Domestic Funds), the ICON North Europe Region Fund (North Europe Fund), the ICON South Europe Region Fund (South Europe Fund) and the ICON Asia Region Fund (Asia
Fund) -- (The International Funds) and ICON Short-Term Fixed Income Fund (Short-Term Fixed Income Fund) are series funds which are part of the ICON Funds (the Trust), a Massachusetts business trust, which was registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end, non-diversified management investment company. The Trust has sixteen funds which invest primarily in securities of companies whose principal business activities fall within specific industries or regions, and one short-term fixed income fund which invests in short-term U.S. Treasury and U.S. Government instruments. Each fund is authorized to issue an unlimited number of no par shares. The investment objective of the above listed funds is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by The Funds in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Investment Valuation. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate market value.

     Foreign Currency Translation. The accounting records of The Funds is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and, accordingly, each fund is not subject to federal and state income taxes, or federal excise taxes to the extent that it intends to make sufficient distributions of net investment income and net realized capital gain.

The International Funds may be subject to foreign withholding taxes Dividend and interest income is shown net of foreign withholding taxes in the accompanying financial statements.

Dividends paid by The Funds from net investment income and distributions of net realized short-term gains are for federal income tax purposes, taxable as ordinary income to shareholders. The Funds have elected to treat a portion of distributions of both realized and unrealized gains on forward currency contracts as capital gain distributions.

     Investment Income. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned.

     Expenses. Most expenses of The Funds can be directly attributed to each specific fund. Expenses which cannot be directly attributed are apportioned between all funds in the Trust.

Deferred   Organizational  Costs.  Meridian  Investment  Management  Corporation
(MIMCO) and AmeriPrime Financial Services, Inc. (AmeriPrime) paid all organizational expenses on behalf of The Funds. These costs will be reimbursed and are being amortized over five years. The amortization starts once The Funds have assets and begin operations.

     Investment Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

The International Funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.




2.    Purchases and Sales of Investments.

Fund                                        Purchases               Sales
ICON Basic Materials Fund                   $55,105,273             $9,091,058
ICON Healthcare Fund                        $71,695,975             $5,909,605
ICON Leisure Fund                           $33,734,235             $0
ICON Transportation  Fund                   $16,057,348             $1,467,716
ICON Technology Fund                        $25,421,818             $5,727,385
ICON Asia Region Fund                       $99,442,814             $0
ICON North Europe Region Fund               $78,945,735             $32,630,095
ICON South Europe Region Fund               $16,351,689             $13,122,262


3.  Fees and Other Transactions with Affiliates.


Investment Advisory Fees.

Domestic and International funds.

As the Funds' investment adviser, MIMCO receives a monthly fee that is computed daily at an annual rate of 1.00% of the Domestic and International Funds' average net assets.

Short-Term Fixed Income Fund.

 As Fund's investment adviser, MIMCO receives a monthly fee that is computed daily at an annual rate of .65% of the Fund's average net assets. MIMCO, in its capacity as advisor to the Fund, has entered into a sub-advisory agreement with Wellington Management Company, LLP (Wellington) to assist in advising the Fund. MIMCO will pay Wellington a fee based upon an annual rate of 0.20% of The Fund's first $250 million of average daily net assets, 0.15% on the next $250 million of average daily net assets and 0.125% on average daily net assets over $500 million. The agreement requires a minimum annual fee of $100,000.

Transfer Agent, Custody and Accounting Fees. Firstar Trust Company (Firstar) provides custodial services, transfer agent services and fund accounting for The Funds. The Funds pay a fee at an annual rate of 0.15% on the Trust's first $500 million average daily net assets, 0.13% on the next $500 million average daily net assets, and 0.12% on the balance average daily net assets. The Funds also pay for various out-of- pocket costs incurred by Firstar that are estimated to be 0.02% of the average daily net assets.

The International Funds have also entered into an agreement with Chase Manhattan Bank (Chase) to provide international custodial and transfer agent services. The Funds pay 0.21% of average daily net assets plus an estimated 0.02% for out-of-pocket costs incurred by Chase.

Administrative Services. The Funds have entered into an administrative services agreement with AmeriPrime. This agreement provides for an annual fee of 0.05% on the Trust's first $500 million average daily net assets and 0.04% on average daily net assets in excess of $500 million.

Related parties. Certain officers and directors of MIMCO are also officers and trustees of The Funds.


4.  Federal Income Tax.


Net investment income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryforwards. The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 1997, are as follows:

                                            Unrealized            Unrealized            Net Appreciation
Fund                   Federal Tax Cost     Appreciaiton          (Depreciation)        (Depreciation)
ICON Basic Materials   $49,880,295          $928,587              ($2,570,831)          ($1,642,244)
Fund
ICON Healthcare Fund   $69,004,423          $7,680,076            ($996,132)            $6,683,944
ICON Leisure Fund      $34,572,154          $1,544,810            ($1,231,344)          $313,466
ICON Technology Fund   $31,387,763          $3,743,284            ($1,390,236)          $2,353,048
ICON Transportation    $17,330,897          $1,462,056            $(152,233)            $1,309,823
Fund
ICON Asia Region Fund  $60,091,240          $6,580,594            $(770,087)            $5,810,507
ICON North Europe      $46,796,921          $2,451,880            $(805,629)            $ 1,646,251
Region Fund

ICON South Europe      $ 16,995,362         $1,372,949            $(269,609)            $1,103,340
Region Fund


- ------------------------------------------------------------------------------
                                     PART C

                                OTHER INFORMATION
- ------------------------------------------------------------------------------
                                   ICON FUNDS

PART C.       OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

         (1) The unaudited financial highlights with respect to the following series of the ICON Funds for the period from the identified date of inital public offering through June 30, 1997, are found in Part A of this registration statement.

               Series                                 Commencement of Operations
               ICON Basic Materials Fund              May 5, 1997
               ICON Healthcare Fund                   February 25, 1997
               ICON Leisure Fund                      May 11, 1997
               ICON Technology Fund                   February 27, 1997
               ICON Transportation Fund               May 11, 1997
               ICON Asia Region Fund                  February 26, 1997
               ICON North Europe Fund                 February 19, 1997
               ICON South Europe Fund                 February 21, 1997
               ICON Short-Term Fixed Income Fund      February 9, 1997

          (2) The unaudited financial statements with respect to the series of ICON Funds listed above for the period from the identified date of intial public offering through June 30, 1997, are found in Part B of this registration statement

          (3) Statementof Assets and Liabilities of ICON Funds/ICON Short-Term Fixed Income Fund at December 13, 1996, and Report of Independent Accountants thereon are included in Part B of the Registration Statement.

     (b) EXHIBITS


     (1) (a) Master Trust Agreement dated September 19, 1996, is incorporated by reference from Registrant's Initial Registration Statement on Form N-1A filed with the Commission on October 28, 1996 (the "Initial Registration Statement").

         (b)  Amendment No. 1 to Master Trust  Agreement  dated October 24, 1996
              is   incorporated   by   reference   from   Registrant's   Initial
              Registration Statement.

         (c) Amendment No. 2 to the Master Trust Agreement dated December 18, 1996, incorporated by reference from Pre-effective amendment No. 1 to registrant's registration statement on Form N-1A filed with the Commission on December 19, 1996 ("Pre-effective Amendment").

     (2) By-Laws dated October 9, 1996 are incorporated by reference from Registrant's Initial Registration Statement.


     (3)      Not Applicable.

     (4)      Not Applicable.


     (5)(a) Advisory Agreement between Registrant and Meridian Investment Management Corporation dated October 9, 1996 is incorporated by reference from Registrant's Initial Registration Statement.

        (b)   Investment  Sub-Advisory  Agreement between  Registrant,  Meridian
              Investment   Management   Corporation  and  Wellington  Management
              Company LLP dated December 18, 1996 is incorporated by reference from the Pre-effective Amendment.

     (6) Distribution Agreement among Registrant, Meridian Investment Management Corporation, and AmeriPrime Financial Securities, Inc. dated December 19, 1996 is incorporated by reference from the Pre-Effective Amendment.



     (7)      Not Applicable.


     (8)(a) Custodian Agreement between Registrant and Firstar Trust Company, including Global Custody arrangement with Chase Manhattan Bank is incorporated by reference from Registrant's Initial Registration Statement.

     (8)(b)   Form of Global Custody Agreement between Firstar Trust Company and
              Chase   Manhattan   Bank  is   incorporated   by  reference   from
              Registrant's Initial Registration Statement.


     (9)(a)   Administrative   Services   Agreement   between   Registrant   and
              AmeriPrime Financial Services, Inc. dated

              October 9, 1996 is incorporated by reference from Registrant's Initial Registration Statement.

        (b) Transfer Agent Agreement between Registrant and Firstar Trust Company dated October 9, 1996 is incorporated by reference from Registrant's Initial Registration Statement.

        (c) Fund Accounting Servicing Agreement between Registrant and Firstar Trust Company dated October 9, 1996 is incorporated by reference from Registrant's Initial Registration Statement.

     (10) Opinion and Consent of Lynch, Brewer, Hoffman & Sands, LLP, Attorneys at Law, is incorporated by reference from Registrant's Initial Registration Statement.

     (11)     Consent of independent accountants is filed herewith.



     (12)     Not Applicable.


     (13) Copy of Letter of Initial Stockholder is incorporated by reference ti the Pre-effective Amendment.


     (14)     Not Applicable.

     (15)     None.

     (16) Schedule for Computation of Each Performance Quotation provided in response to Item 22 found in Part B under the heading Calculation of Performance Data.


     (17)     Financial Data Schedule is filed herewith.

     (18) Powers of Attorney for Trustees and Officers are incorporated by reference from Registrant's Initial Registration Statement.


ITEM 25.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

         Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference to the Statement of Additional Information contained in Part B of this Registration
         Statement at the section entitled "Administrative Services" and "The Investment Advisor."


ITEM 26.      NUMBER OF HOLDERS OF SECURITIES

         The number of record holders as of August 1, 1997, of each series of ICON Funds is as follows.

         TITLE OF SERIES                                NUMBER OF RECORD HOLDERS


         ICON Basic Materials Fund                                  1
         ICON Capital Goods Fund                                    0
         ICON Consumer Cyclicals Fund                               1
         ICON Consumer Staples Fund                                 0
         ICON Energy Fund                                           0
         ICON Financial Services Fund                               1
         ICON Healthcare Fund                                       1
         ICON Leisure Fund                                          1
         ICON Technology Fund                                       1
         ICON Telecommunication & Utilities Fund                    1
         ICON Transportation Fund                                   1
         ICON Short-Term Fixed Income Fund                          1
         ICON Asia Region Fund                                      1
         ICON South Pacific Region Fund                             0
         ICON North Europe Region Fund                              1

         ICON South Europe Region Fund                               1
         ICON Western Hemisphere Fund                                0


ITEM 27.      INDEMNIFICATION

         Under Article VI of the Registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the Registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.

ITEM 28.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Registrant's investment adviser and administrator is incorporated by reference to the Prospectus and Statement of Additional Information contained in Part A and Part B of this Registration Statement at the sections entitled "Management of the Fund" in the Prospectus, and "Investment Advisory Services" and "Administrative Services." Information pertaining to business and other connections in the Statement of Additional Information.


         Wellington Management Company, LLP ("Wellington Management") is an investment adviser registered under the Investment Advisors Act of 1940, as amended (the "Advisors Act"). The list required by this Item 28 of officers and partners of Wellington Management, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference to Schedules A and D of From ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-159089).


ITEM 29.      PRINCIPAL UNDERWRITERS


         AmeriPrime Financial Securities, Inc. is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, owns 100% of the firm. Mr. Trumpfheller is an officer, Vice President and Secretary, of the Registrant.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

         Accounts,  books and  other  documents  required  to be  maintained  by
         Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's Custodian, transfer and shareholder service agent, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 31.      MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

         None.

ITEM 32.      UNDERTAKINGS

         (a)  Not Applicable.

         (b)  Not Applicable.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (c) Registrant undertakes to call a meeting of shareholders for purposes of voting upon the question of removal of one or more Trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Englewood, State of Colorado, on the 8th day of August, 1997.

                                                     ICON Funds


                                                     By: /s/ Michael J. Hart
                                                        ----------------------
                                                        President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Michael J. Hart
- -------------------------------    President and Trustee         Aug.  8, 1997
MICHAEL J. HART

/s/ Craig T. Callahan*
- -------------------------------    Trustee                       Aug.  8, 1997
CRAIG T. CALLAHAN

/s/ R. Michael Sentel*
- -------------------------------    Trustee                       Aug.  8, 1997
R. MICHAEL SENTEL

/s/ James W. Hire*
- -------------------------------    Trustee                       Aug.  8, 1997
JAMES W. HIRE

/s/ Kenneth D. Trumpfheller*
- -------------------------------    Vice President and Secretary  Aug.  8, 1997
KENNETH D. TRUMPFHELLER

/s/ Julie A. Feleo*
- -------------------------------    Treasurer and Chief Accounting
JULIE A. FELEO                       Officer and Compliance OfficerAug.  8, 1997


/s/ Erik L. Jonson*
- -------------------------------    Vice President and
ERIK L. JONSON                     Chief Financial Officer         Aug.  8, 1997


*  By: /S/Charles W. Lutter, Jr.
       -------------------------
       Charles W. Lutter, Jr.
       Attorney-in-Fact